 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2001
                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               ----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]

                        POST-EFFECTIVE AMENDMENT NO. 8                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                               AMENDMENT NO. 25                             [X]

                       THE NEW ENGLAND VARIABLE ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland, Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2404


It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2001 pursuant to paragraph (b) of Rule 485

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Individual Variable Annuity Contracts.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated
May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 and the Statement of Additional Information dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000, and the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED MAY 1, 2001

          TO PROSPECTUS DATED APRIL 30, 1999 AS SUPPLEMENTED MAY 1, 2000.

  The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

  1. GENERAL TAX TREATMENT OF ANNUITIES

  For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

  Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

  From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

  Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

  If a payment is received in a lump sum, the annuity's cost is recovered tax free and the remainder constitutes taxable income.

  2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

  A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

  The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

  When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

VA-999-01

  The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

  If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

  A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

  Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

  3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

  A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

  Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

  The trust created under the qualified plan is exempt from tax on its investment income.

  a. Contributions

  The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

  b. Distributions

  The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

  In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

  Lump-sum proceeds from a qualified plan distributed on account of the employee's separation from service may receive long term capital gain treatment and will be taxed at a maximum rate of 20%.

  The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

  c. Rollover

  Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

  4. A Variable Annuity Contract Under a Keogh Plan

  A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

  This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

  An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

  Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

  a. Contributions

  A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

  Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

  The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

  b. Distributions

  Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:
                      New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02116
                                (617) 578-2000

                         SUPPLEMENT DATED MAY 1, 2001

   TO THE PROSPECTUS DATED APRIL 30, 1999, AS SUPPLEMENTED MAY 1, 2000

  This supplement updates certain information in the prospectus dated April 30, 1999 as supplemented May 1, 2000, describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2001, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-365-5015.

  NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

  THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

  WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

  Condensed financial information containing the accumulation unit value history appears at the end of this supplement. Average annual total return information appears at the end of this supplement.

  For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

STATE VARIATIONS

  Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Home Office.

  We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Home Office or your registered representative.

                                 EXPENSE TABLE

  The purpose of the table and the examples below is to explain the various costs and expenses you will bear, directly or indirectly, as a Contract Owner. These are deducted from purchase payments, the Variable Account, or the Eligible Funds. In the examples following the table, we assume that you allocated your entire purchase payment to one sub-account, with no transfers.

                               VARIABLE ACCOUNT

CONTRACT OWNER TRANSACTION EXPENSES(1)
    Sales Charge Imposed on Purchases (as a percentage
     of Contract Value).................................            0%
    Maximum Contingent Deferred Sales Charge(2) (as a
     percentage of Contract Value)......................          6.5%
    Transfer Fee (per Contract Year)(3)................. $0 on the first twelve
                                                          $10 each thereafter
ANNUAL CONTRACT FEE
    Administration Contract Charge (per Contract)(4) ...          $ 30
SEPARATE ACCOUNT ANNUAL EXPENSES(5)
(AS PERCENTAGE OF AVERAGE NET ASSETS)

                                          AMERICAN FUNDS
                                              GROWTH
                                           SUB-ACCOUNT,
                                          AMERICAN FUNDS
                                          GROWTH-INCOME
                                           SUB-ACCOUNT
                                               AND
                                          AMERICAN FUNDS
                                           GLOBAL SMALL           ALL
                                          CAPITALIZATION         OTHER
                                           SUB-ACCOUNT        SUB-ACCOUNTS
                                          -------------- ----------------------
    Mortality and Expense Risk Charge....      1.20%               .95%
    Administration Asset Charge..........      0.40%               .40%
                                               ----               ----
        Total Separate Account Annual
         Expenses........................      1.60%              1.35%

                            NEW ENGLAND ZENITH FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                         OTHER         TOTAL         OTHER         TOTAL
                                       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT    BEFORE        BEFORE         AFTER         AFTER
                             FEE*    REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------- ------------- ------------- -------------
Back Bay Advisors Money
 Market Series Class A..     .35%        .06%           .41%         .06%          .41%
Back Bay Advisors Bond
 Income Series Class A..     .40%        .07%           .47%         .07%          .47%
Salomon Brothers
 Strategic Bond
 Opportunities Series
 Class A................     .65%        .13%           .78%         .13%          .78%
Salomon Brothers U.S.
 Government Series
 Class A(6).............     .55%        .16%           .71%         .15%          .70%
Back Bay Advisors
 Managed Series
 Class A(7).............     .50%        .08%           .58%         .08%          .58%
Balanced Series Class A.     .70%        .10%           .80%         .10%          .80%
Alger Equity Growth
 Series
 Class A ...............     .75%        .04%           .79%         .04%          .79%
Capital Growth Series
 Class A(8).............     .62%        .04%           .66%         .04%          .66%
Davis Venture Value
 Series Class A.........     .75%        .04%           .79%         .04%          .79%
Harris Oakmark Mid Cap
 Value
 Series Class A(6)......     .75%        .21%           .96%         .15%          .90%
Loomis Sayles Small Cap
 Series Class A(6)(8)...     .90%        .06%           .96%         .06%          .96%
MFS Investors Trust
 Series Class A(6)......     .75%        .82%          1.57%         .15%          .90%
MFS Research Manager
 Series Class A(6)......     .75%        .50%          1.25%         .15%          .90%
Westpeak Growth and
 Income Series
 Class A(8).............     .68%        .05%           .73%         .05%          .73%

--------

* Our affiliate, MetLife Advisers, LLC ("MetLife Advisers") formerly New England Investment Management, LLC, is the investment adviser for the Series of the Zenith Fund.

                         METROPOLITAN SERIES FUND, INC.

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (ANTICIPATED EXPENSES FOR 2001 FOR THE JANUS GROWTH AND FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIOS)
 (AS A PERCENTAGE OF NET ASSETS)


                                                      OTHER         TOTAL         OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- -------------
Lehman Brothers
 Aggregate Bond Index
 Portfolio
 Class B(12)............     .25%        .25%         .12%           .62%         .12%           .62%
Janus Growth Portfolio
 Class B(9)(12).........     .80%        .25%         .29%          1.34%         .15%          1.20%
Janus Mid Cap Portfolio
 Class B(12)............     .66%        .25%         .04%           .95%         .04%           .95%
MetLife Mid Cap Stock
 Index Portfolio
 Class B(9)(10)(12).....     .25%        .25%         .58%          1.08%         .20%           .70%
MetLife Stock Index
 Portfolio
 Class A(13)............     .25%         N/A         .03%           .28%         .03%           .28%
MetLife Stock Index
 Portfolio
 Class B(12)(14)........     .25%        .25%         .03%           .53%         .03%           .53%
Neuberger Berman
 Partners Mid Cap Value
 Portfolio
 Class B(9)(12)(15).....     .70%        .25%         .19%          1.14%         .19%          1.14%
Putnam Large Cap Growth
 Portfolio
 Class A(9)(10).........     .80%         N/A         .59%          1.39%         .20%          1.00%
Franklin Templeton Small
 Cap Growth Portfolio
 Class B(9)(12).........     .90%        .25%         .71%          1.86%         .15%          1.30%
Morgan Stanley EAFE
 Index Portfolio
 Class B(9)(12).........     .30%        .25%         .48%          1.03%         .40%           .95%
Putnam International
 Stock Portfolio
 Class A(11)............     .90%         N/A         .24%          1.14%         .24%          1.14%
Russell 2000 Index
 Portfolio
 Class B(9)(12).........     .25%        .25%         .30%           .80%         .30%           .80%
State Street Research
 Aurora Small Cap Value
 Portfolio
 Class A(9)(10).........     .85%         N/A         .49%          1.34%         .20%          1.05%
State Street Research
 Investment Trust
 Portfolio
 Class B(12)(15)........     .47%        .25%         .03%           .75%         .03%           .75%

--------

* Our affiliate, MetLife Advisers is the investment adviser for the Portfolios of the Metropolitan Fund. Prior to May 1, 2001, Metropolitan Life Insurance Company ("MetLife") served as investment manager.

                           MET INVESTORS SERIES TRUST

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (ANTICIPATED EXPENSES FOR 2001 FOR THE PIMCO TOTAL RETURN, MFS MID-CAP GROWTH, MFS RESEARCH INTERNATIONAL AND PIMCO INNOVATION PORTFOLIOS.)

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                      OTHER         TOTAL                       OTHER         TOTAL
                                        12B-1       EXPENSES      EXPENSES     MANAGEMENT     EXPENSES      EXPENSES
                          MANAGEMENT DISTRIBUTION    BEFORE        BEFORE       FEE AFTER       AFTER         AFTER
                             FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                          ---------- ------------ ------------- ------------- ------------- ------------- -------------
Lord Abbett Bond
 Debenture Portfolio
 Class B(12)(16)(17)....     .60%        .25%         .10%           .95%         .60%          .10%           .95%
PIMCO Total Return
 Portfolio
 Class B(12)(16)........     .50%        .25%         .24%           .99%         .41%          .24%           .90%
MFS Mid-Cap Growth
 Portfolio
 Class B(12)(16)........     .65%        .25%         .18%          1.08%         .62%          .18%          1.05%
MFS Reasearch
 International Portfolio
 Class B(12)(16)........     .80%        .25%         .29%          1.34%         .71%          .29%          1.25%
PIMCO Innovation
 Portfolio
 Class B(12)(16)........    1.05%        .25%         .41%          1.71%         .69%          .41%          1.35%

--------

* Met Investors Advisory Corp. ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust.

                      AMERICAN FUNDS INSURANCE SERIES

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

 (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                     OTHER         TOTAL         OTHER         TOTAL
                                       12B-1       EXPENSES      EXPENSES      EXPENSES      EXPENSES
                         MANAGEMENT DISTRIBUTION    BEFORE        BEFORE         AFTER         AFTER
                            FEE*        FEE      REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT
                         ---------- ------------ ------------- ------------- ------------- -------------
American Funds Growth
 Fund Class 2(12).......    .36%        25%          .02%           .63%         .02%           .63%
American Funds Growth-
 Income Fund
 Class 2(12)............    .34%        25%          .01%           .60%         .01%           .60%
American Funds Global
 Small Capitalization
 Fund Class 2(12).......    .80%        25%          .06%          1.11%         .06%          1.11%

--------

* Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.

                        VARIABLE INSURANCE PRODUCTS FUND

OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                TOTAL PORTFOLIO
                                            MANAGEMENT  OTHER      OPERATING
                                               FEE*    EXPENSES    EXPENSES
                                            ---------- -------- ---------------
VIP Overseas Portfolio Initial Class(18)...    .72%      .17%         .89
VIP Equity Income Portfolio Initial
 Class(18).................................    .48%      .08%         .56

--------

* The investment adviser for Variable Insurance Products Fund ("VIP") is Fidelity Management & Research Company ("FMR").

--------

EXAMPLES

  The purpose of the following Examples is to assist you in understanding the expenses that you would pay over time. The Examples (i) are based on the actual charges and expenses for the Variable Account and for each Eligible Fund for the fiscal year ended December 31, 2000, as stated in the Fee Table(1); and (ii) assume that current waivers and reimbursements of fund expenses will remain in effect for the periods shown (these waivers and reimbursements, however, may be terminated at any time);

  You would pay the following expenses on a $1,000 purchase payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that a contingent deferred sales charge would apply at the end of each time period because you either surrender your Contract or elect to annuitize under a non-life contingency option:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............  $78.84 $111.59 $145.78 $225.68
     Back Bay Advisors Bond Income.............   79.42  113.33  148.72  231.93
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   82.34  122.23  163.79  263.58
     Salomon Brothers U.S. Government..........   81.59  119.94  159.92  255.52
     Back Bay Advisors Managed.................   80.45  116.49  154.09  243.29
     Balanced..................................   82.53  122.81  164.75  265.59
     Alger Equity Growth.......................   82.44  122.51  164.26  264.58
     Capital Growth............................   81.21  118.79  157.99  251.45
     Davis Venture Value.......................   82.44  122.51  164.26  264.58
     Harris Oakmark Mid Cap Value..............   83.47  125.66  169.55  275.55
     Loomis Sayles Small Cap...................   84.03  127.36  172.42  281.47
     MFS Investors Trust*......................   83.47  125.66  169.55  275.55
     MFS Research Managers*....................   83.47  125.66  169.55  275.55
     Westpeak Growth and Income................   81.87  120.80  161.37  258.55
     Lehman Brothers Aggregate Bond Index*.....   80.83  117.65  156.04  247.38
     Janus Growth*.............................   86.29  134.16  183.80  304.79
     Janus Mid Cap*............................   83.94  127.08  171.94  280.48
     MetLife Mid Cap Stock Index*..............   81.59  119.94  159.92  255.52
     MetLife Stock Index Class A*..............   77.62  107.83  139.37  211.99
     MetLife Stock Index Class B*..............   79.98  115.05  151.66  238.14
     Neuberger Berman Partners Mid Cap Value*..   85.73  132.46  180.97  299.01
     Putnam Large Cap Growth...................   84.41  128.50  174.33  285.39
     Franklin Templeton Small Cap Growth*......   87.23  136.98  188.51  314.31
     Morgan Stanley EAFE Index*................   83.94  127.08  171.94  280.48
     Putnam International Stock................   85.73  132.46  180.97  299.01
     Russell 2000 Index*.......................   82.53  122.81  164.75  265.59
     State Street Research Aurora Small Cap
      Value *..................................   84.88  129.92  176.71  290.29
     State Street Research Investment Trust*...   82.06  121.38  162.34  260.57
     Lord Abbett Bond Debenture*...............   83.94  127.08  171.94  280.48
     PIMCO Total Return*.......................   83.47  125.66  169.55  275.55
     MFS Mid-Cap Growth*.......................   84.88  129.92  176.71  290.29
     MFS Research International*...............   86.76  135.57  186.16  309.56
     PIMCO Innovation*.........................   87.70  138.39  190.85  319.05
     American Funds Growth*....................   83.28  125.09  168.60  273.56
     American Funds Growth-Income*.............   83.00  124.23  167.15  270.58
     American Funds Global Small Capitaliza-
      tion*....................................   87.79  138.66  191.31  319.99
     VIP Overseas..............................   83.38  125.37  169.07  274.55
     VIP Equity-Income.........................   80.26  115.93  153.12  241.23

  You would pay the following direct and
   indirect expenses on a $1,000 purchase
   payment assuming 1) 5% annual return on each Eligible Fund listed below and 2) that no contingent deferred sales charge would apply at the end of each time period because you either do not surrender your Contract or you elect to annuitize under a variable life contingency option(20):

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Back Bay Advisors Money Market............  $18.53 $57.34  $ 98.60 $213.47
     Back Bay Advisors Bond Income.............   19.14  59.18   101.68  219.79
     Salomon Brothers Strategic Bond Opportuni-
      ties.....................................   22.25  68.58   117.47  251.81
     Salomon Brothers U.S. Government..........   21.45  66.16   113.42  243.65
     Back Bay Advisors Managed.................   20.24  62.52   107.31  231.28
     Balanced..................................   22.45  69.19   118.48  253.84
     Alger Equity Growth.......................   22.35  68.88   117.97  252.82
     Capital Growth............................   21.05  64.95   111.39  239.54
     Davis Venture Value.......................   22.35  68.88   117.97  252.82
     Harris Oakmark Mid Cap Value..............   23.45  72.20   123.51  263.92
     Loomis Sayles Small Cap...................   24.05  74.00   126.52  269.91
     MFS Investors Trust.......................   23.45  72.20   123.51  263.92
     MFS Research Managers.....................   23.45  72.20   123.51  263.92
     Westpeak Growth and Income................   21.75  67.07   114.94  246.72
     Lehman Brothers Aggregate Bond Index*.....   20.64  63.74   109.35  235.42
     Janus Growth*.............................   26.45  81.18   138.45  293.50
     Janus Mid Cap*............................   23.95  73.70   126.02  268.91
     MetLife Mid Cap Stock Index*..............   21.45  66.16   113.42  243.65
     MetLife Stock Index Class A*..............   17.23  53.37    91.88  199.62
     MetLife Stock Index Class B*..............   19.74  61.00   104.76  226.07
     Neuberger Berman Partners MidCap Value*...   25.85  79.39   135.48  287.66
     Putnam Large Cap Growth...................   24.45  75.20   128.52  273.88
     Franklin Templeton Small Cap Growth*......   27.45  84.16   143.38  303.14
     Morgan Stanley EAFE Index*................   23.95  73.70   126.02  268.91
     Putnam International Stock................   25.85  79.39   135.48  287.66
     Russell 2000 Index*.......................   22.45  69.19   118.48  253.84
     State Street Research Aurora Small Cap
      Value*...................................   24.95  76.70   131.01  278.83
     State Street Research Investment Trust*...   21.95  67.68   115.95  248.76
     Lord Abbett Bond Debenture*...............   23.95  73.70   126.02  268.91
     PIMCO Total Return*.......................   23.45  72.20   123.51  263.92
     MFS Mid-Cap Growth*.......................   24.95  76.70   131.01  278.83
     MFS Research International*...............   26.95  82.67   140.92  298.33
     PIMCO Innovation*.........................   27.95  85.65   145.83  307.93
     American Funds Growth*....................   23.25  71.60   122.51  261.91
     American Funds Growth-Income*.............   22.95  70.69   121.00  258.89
     American Funds Global Small
      Capitalization*..........................   28.05  85.94   146.32  308.88
     VIP Overseas..............................   23.35  71.90   123.01  262.91
     VIP Equity-Income.........................   20.04  61.92   106.29  229.20

--------

* Availability is subject to any necessary state insurance department approval.

NOTES:

 (1) Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).

 (2) We calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value. The maximum possible charge, as a percentage of Contract Value, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.

 (3) We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

 (4)  We do not impose this charge after annuitization.

 (5) We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.

 (6) MetLife Advisers (formerly NEIM) voluntarily limits the expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain series with either an expense cap or expense deferral arrangement. Under the expense cap, MetLife Advisers bears expenses of the Loomis Sayles Small Cap Series that exceed 1.00% of average daily net assets. Under the expense deferral agreement, MetLife Advisers bears expenses which exceed a certain limit in the year the series incurs them and charges those expenses to the series in a future year if actual expenses of the series are below the limit. The limit on expenses for these series are: .70% of average daily net assets for the Salomon Brothers U.S. Government Series; and .90% of average daily net assets for the Harris Oakmark Mid Cap Value, MFS Investors Trust and MFS Research Managers Series. MetLife Advisers may end these expense limits at any time.

 (7) The Back Bay Advisors Managed Series is not an Eligible Fund for Contracts purchased after May 1, 1995.
                          -----

 (8) Total annual expenses do not reflect expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been .65% for Capital Growth Series, .95% for Loomis Sayles Small Cap Series and .70% for Westpeak Growth and Income Series.

 (9) MetLife Advisers voluntarily pays expenses (other than the management fee, brokerage commissions, amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, taxes, interest and other loan costs, and any unusual one-time expenses) of certain Portfolios in excess of a certain percentage of net assets until the earlier of either total net assets of the Portfolio reaching a certain amount or a certain date as follows:

                          SUBSIDIZED EXPENSES
    PORTFOLIO                IN EXCESS OF     TOTAL NET ASSETS   DATE
    ---------             ------------------- ---------------- --------
    Morgan Stanley
     EAFE Index......            0.40%          $200 million    4/30/02
    Putnam Large Cap
     Growth..........            0.20%          $100 million    4/30/02
    MetLife Mid Cap
     Stock Index*....            0.20%          $100 million    6/30/02
    Russell 2000
     Index...........            0.30%          $200 million    4/30/02

   --------

* MetLife Advisers will continue to pay expenses of the MetLife Mid Cap Stock Index Portfolio through April 30, 2002, irrespective of the total net assets of the Portfolio.

   MetLife Advisers will pay the expenses in excess of .20% of the average net assets of the State Street Research Aurora Small Cap Value Portfolio until April 30, 2002.

   Prior to November 8, 2000, MetLife (the former investment manager to the Metropolitan Series Fund Inc.'s Portfolios), paid all Expenses in excess of .20% of average net assets of the Neuberger Berman Partners Mid Cap Value Portfolio and .25% of the average net assets for the Morgan Stanley EAFE Index Portfolio until the Portfolios total assets reached $100 million or November 8, 2000 whichever came first.

   These subsidies and other prior expense reimbursement arrangements can increase the performance of the Portfolios. MetLife Advisers can terminate these arrangements at any time upon notice to the Board of Directors and to Fund Shareholders.

   MetLife Advisers has voluntarily agreed to pay all expenses (other than brokerage commission, taxes, interest and any extraordinary or nonrecurring expenses) for the Janus Growth and the Franklin Templeton Small Cap Growth Portfolios greater than 1.20% and 1.30%, respectively, of the average net assets through April 30, 2002. Such subsidy is subject to each Portfolio's obligation to repay MetLife Advisers in future years, if any, when the Portfolio's total operating expenses fall below the stated expense limit of 1.20% or 1.30%, respectively.

(10) Total Expenses for the MetLife Mid Cap Stock, State Street Research Aurora Small Cap Value and Putnam Large Cap Growth Portfolios are annualized based on the months the Portfolios were in operation in 2000. The MetLife MidCap Stock Index and the State Street Research Aurora Small Cap Value Portfolios commenced operations on July 5, 2000. The Putnam Large Cap Growth Portfolio commenced operations on May 1, 2000.

(11) Until May 1, 2000, the management fee for the Putnam International Stock Portfolio was .75%.

(12) The Metropolitan Fund, Met Investors Series Trust and American Funds Insurance Series have adopted Distribution Plans under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans are described in more detail in the Eligible Funds' prospectuses.

(13) The MetLife Stock Index Portfolio Class A is only available to Contracts purchased prior to May 1, 1995. Class A shares of the MetLife Stock
               -----
     Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.

(14) The MetLife Stock Index Portfolio Class B is only available to Contracts purchased after May 1, 1995.
               -----

(15) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements. If we included these reductions, total annual expenses would have been 1.01% for Neuberger Berman Partners Mid Cap Value Portfolio and .74% for State Street Research Investment Trust Portfolio.

(16) Met Investors Advisory Corp. and Met Investors Series Trust have entered into a Expense Limitation Agreement whereby, for a period of at least a year from commencement of operations (February 12, 2001) the total of Management Fees and Other Expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages (excluding 12b-1 fees): .70% for the Lord Abbett Bond Debenture Portfolio; .65% for the PIMCO Total Return Portfolio; .80% for the MFS Mid-Cap Growth Portfolio; 1.00% for the MFS Research International Portfolio; and 1.10% for the PIMCO Innovation Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

(17) Until January 1, 2001, the management fee for the Lord Abbett Bond Debenture Portfolio was .75%.

(18) Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. If we included these reductions, total annual expenses would have been .87% for VIP Overseas Portfolio and .55% for VIP Equity-Income Portfolio.

(19) In these examples, the average Administration Contract Charge of .07% has been used. (See (4), above.)

(20) The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the preceding example would apply. (See "Contingent Deferred Sales Charge.")

                                  THE COMPANY

  The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately nine million individual households in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 12 countries.

  New England Life Insurance Company ("NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO, located at 501 Boylston Street, Boston, Massachusetts 02116, is the Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

  Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

  The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

  You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

NEW ENGLAND ZENITH FUND: THERE ARE THIRTEEN SERIES OF THE NEW ENGLAND ZENITH FUND THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS OFFERED BY THIS PROSPECTUS. AN ADDITIONAL SERIES, THE BACK BAY ADVISORS MANAGED SERIES, DESCRIBED BELOW, IS AN ELIGIBLE FUND ONLY FOR CONTRACTS ISSUED BEFORE MAY 1, 1995.

BACK BAY ADVISORS MONEY MARKET SERIES

  The Back Bay Advisors Money Market Series investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Series seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Series.

BACK BAY ADVISORS BOND INCOME SERIES

  The Back Bay Advisors Bond Income Series investment objective is a high level of current income consistent with protection of capital.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

  The Salomon Brothers Strategic Bond Opportunities Series investment objective is a high level of total return consistent with preservation of capital.

SALOMON BROTHERS U.S. GOVERNMENT SERIES

  The Salomon Brothers U.S. Government Series investment objective is a high level of current income consistent with preservation of capital and maintenance of liquidity.

BACK BAY ADVISORS MANAGED SERIES

  The Back Bay Advisors Managed Series investment objective is a favorable total return through investment in a diversified portfolio.

BALANCED SERIES (FORMERLY LOOMIS SAYLES BALANCED SERIES)

  The Balanced Series investment objective is long-term total return from a combination of capital appreciation and current income.

ALGER EQUITY GROWTH SERIES

  The Alger Equity Growth Series investment objective is long-term capital appreciation.

CAPITAL GROWTH SERIES

  The Capital Growth Series investment objective is the long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

DAVIS VENTURE VALUE SERIES

  The Davis Venture Value Series investment objective is growth of capital.

HARRIS OAKMARK MID CAP VALUE SERIES (FORMERLY GOLDMAN SACHS MIDCAP VALUE
SERIES)

  The Harris Oakmark Mid Cap Value Series investment objective is long-term capital appreciation.

LOOMIS SAYLES SMALL CAP SERIES

  The Loomis Sayles Small Cap Series investment objective is long-term capital growth from investments in common stocks or other equity securities.

WESTPEAK GROWTH AND INCOME SERIES

  The Westpeak Growth and Income Series investment objective is long-term total return through investment in equity securities.

  The following two Eligible Funds of the Variable Account are not yet available as of the date of this prospectus. We anticipate that they will become available on or before August 1, 2001. Availability is also subject to any necessary state insurance department approval. You should consult with your registered representative for current information of these two Eligible Funds.

MFS INVESTORS TRUST SERIES (FORMERLY MFS INVESTORS SERIES)

  The MFS Investors Trust Series investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.

MFS RESEARCH MANAGERS SERIES

  The MFS Research Managers Series investment objective is long-term growth of capital.

METROPOLITAN SERIES FUND, INC.: CURRENTLY, THERE ARE TWELVE PORTFOLIOS OF THE METROPOLITAN SERIES FUND THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS. TWO ADDITIONAL PORTFOLIOS ARE ELIGIBLE FUNDS FOR CERTAIN CONTRACTS. THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS ONLY AVAILABLE TO CONTRACTS PURCHASED PRIOR
                                                                       -----
TO MAY 1, 1995. THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS ONLY AVAILABLE TO CONTRACTS PURCHASED AFTER MAY 1, 1995. SEE THE EXPENSE TABLE--METROPOLITAN
                    -----
SERIES FUND, INC. (P.A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO*

  The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.

NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO*

  The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.

JANUS MID CAP PORTFOLIO*

  The Janus Mid Cap Portfolio's investment objective is long-term growth of capital.

METLIFE MID CAP STOCK INDEX PORTFOLIO*

  The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Index ("S&P MidCap 400 Index").

METLIFE STOCK INDEX PORTFOLIO CLASS A AND CLASS B*

  The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

JANUS GROWTH PORTFOLIO*

  The Janus Growth Portfolio's investment objective is long-term growth of capital.

PUTNAM LARGE CAP GROWTH PORTFOLIO*

  The Putnam Large Cap Growth Portfolio's investment objective is capital appreciation.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO*

  The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

MORGAN STANLEY EAFE INDEX PORTFOLIO*

  The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of Morgan Stanley Capital International Europe Australasia Far East Index ("MSCI EAFE Index").

PUTNAM INTERNATIONAL STOCK PORTFOLIO*

  The Putnam International Stock Portfolio's investment objective is long-term growth of capital.

RUSSELL 2000 INDEX PORTFOLIO*

  The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.

STATE STREET RESEARCH AURORA SMALL CAP VALUE PORTFOLIO*

  The State Street Research Aurora Small Cap Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO* (FORMERLY STATE STREET RESEARCH GROWTH PORTFOLIO)

  The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income and moderate current income.

MET INVESTORS SERIES TRUST: CURRENTLY, THERE ARE FIVE PORTFOLIOS OF THE MET INVESTORS SERIES TRUST THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS.

LORD ABBETT BOND DEBENTURE PORTFOLIO*

  The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

PIMCO TOTAL RETURN PORTFOLIO*

  The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

MFS MID-CAP GROWTH PORTFOLIO*

  The MFS Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

MFS RESEARCH INTERNATIONAL PORTFOLIO*

  The MFS Research International Portfolio's investment objective is capital appreciation.

PIMCO INNOVATION PORTFOLIO*

  The PIMCO Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

AMERICAN FUNDS INSURANCE SERIES: CURRENTLY, THERE ARE THREE FUNDS OF THE AMERICAN FUNDS INSURANCE SERIES THAT ARE ELIGIBLE FUNDS UNDER CONTRACTS.

AMERICAN FUNDS GROWTH FUND*

  The American Growth Fund's investment objective is to seek capital appreciation through stocks.

AMERICAN FUNDS GROWTH-INCOME FUND*

  The American Growth-Income Fund's investment objective is to seek capital appreciation and income.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND*

  The American Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

VARIABLE INSURANCE PRODUCTS FUND: CURRENTLY, THERE ARE TWO PORTFOLIOS OF VIP THAT ARE ELIGIBLE FUNDS UNDER THE CONTRACTS.

VIP OVERSEAS PORTFOLIO

  The VIP Overseas Portfolio seeks long-term growth of capital. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

VIP EQUITY-INCOME PORTFOLIO

  The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

--------

* Availability of these Portfolios is subject to any necessary state insurance department approvals.

INVESTMENT ADVICE

  MetLife Advisers (formerly New England Investment Management, LLC), which is an affiliate of the Company, is the investment adviser for the remaining series of the Zenith Fund. Effective May 1, 2001, MetLife Advisers became the investment adviser to the Capital Growth Series, and Capital Growth Management Limited Partnership ("CGM") became the sub-adviser. MetLife Advisers oversees and recommends the hiring or replacement of its sub-advisers and is ultimately responsible for the investment performance of these Eligible Funds. The chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, CGM and each sub-adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

Series                                             Sub-Adviser
------                                             -----------
Back Bay Advisors Money Market
 Series                           Back Bay Advisors, L.P.*
Back Bay Advisors Bond Income
 Series                           Back Bay Advisors, L.P.*
Salomon Brothers Strategic Bond
 Opportunities Series             Salomon Brothers Asset Management Inc**
Salomon Brothers U.S. Government
 Series                           Salomon Brothers Asset Management Inc
Back Bay Advisors Managed Series  Back Bay Advisors, L.P.
Balanced Series                   Wellington Management Company, LLP.
Alger Equity Growth Series        Fred Alger Management, Inc.
Capital Growth Series             Capital Growth Management Limited Partnership
Davis Venture Value Series        Davis Selected Advisers, L.P.***
Harris Oakmark Mid Cap Value
 Series                           Harris Associates L.P.
Loomis Sayles Small Cap Series    Loomis, Sayles & Company, L.P.
MFS Investors Trust Series        Massachusetts Financial Services Company
MFS Research Managers Series      Massachusetts Financial Services Company
Westpeak Growth and Income
 Series                           Westpeak Investment Advisors, L.P.

--------

* CDC IXIS Asset Management North America, L.P. ("CDC IXIS"), the parent of Back Bay Advisors, L.P., has informed MetLife Advisers that CDC IXIS intends to terminate the operations of Back Bay in the near future. MetLife Advisers will be hiring a new sub-adviser for the Series. Affected Contract Owners will receive further information when a new sub-adviser is hired.



** In connection with Salomon Brothers Asset Management's service as sub-adviser to the Strategic Bond Opportunities Series, Salomon Brothers' London-based affiliate, Salomon Brothers Asset Management Limited, provides certain sub-advisory services to Salomon Brothers Asset Management Inc.

*** Davis Selected may also delegate any of its responsibilities to Davis
    Selected Advisers-NY, Inc., a wholly-owned subsidiary of Davis Selected.

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Harris Oakmark Mid Cap Value Series, Loomis Sayles Small Cap Series and Westpeak Growth and Income Series, New England Investment Management became the adviser on May 1, 1995.

The Balanced Series' sub-adviser was Loomis, Sayles until May 1, 2000, when Wellington Management Company became the sub-adviser. The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis, Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the sub-adviser. Harris Associates became the sub-adviser on May 1, 2000.

  More complete information on each Series of the Zenith Fund is contained in the attached New England Zenith Fund prospectus, which you should read carefully before investing, as well as in the New England Zenith Fund's Statement of Additional Information, which may be obtained free of charge by writing to New England Securities Corporation, 399 Boylston St., Boston, Massachusetts, 02116 or telephoning 1-800-356-5015.

  Effective May 1, 2001, MetLife Advisers is the investment adviser for the Metropolitan Fund Portfolios. Janus Capital Corporation ("Janus") is the sub-investment manager for the Janus Portfolios. Neuberger Berman Management, Inc. ("Neuberger Berman") is the sub-investment manager for the Neuberger Berman Partners Mid Cap Value Portfolio. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. State Street Research & Management Company ("State Street Research") is the sub-investment manager for the State Street Research Portfolios. Franklin Advisors, Inc. is the sub-investment manager for the Franklin Templeton Small Cap Growth Portfolio. Metropolitan Life Insurance Company became the sub-investment manager for the Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. For more information regarding the investment adviser and sub-investment manager of the Metropolitan Fund Portfolios, see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

  Met Investors Advisory Corp. (formerly known as Security First Investment Management Corp.) is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company and is the Manager for the Portfolios of the Met Investors Series Trust Portfolios. Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC is the Adviser to the PIMCO Total Return Portfolio. Massachusetts Financial Services Company is the Adviser to the MFS Mid-Cap Growth and MFS Research International Portfolios. PIMCO Equity Advisors, a division of PIMCO Advisors L.P., is the Adviser to the PIMCO Innovation Portfolio. For more information regarding the manager or adviser of the Met Investors Series Trust Portfolios, see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

  Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

  The VIP Overseas Portfolio and the VIP Equity-Income Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the VIP Equity-Income and VIP Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

  You can also get information about the Zenith Fund, Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

  An investment adviser or affiliates thereof may compensate NELICO and/or certain affiliates for administrative, distribution, or other services relating to Eligible Funds. We (or our affiliates) may also be compensated with 12b-1 fees from Eligible Funds. This compensation is based on assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. Some Eligible Funds or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant. New England Securities Corporation ("New England Securities") may also receive brokerage commissions on securities transactions initiated by an investment adviser.

SHARE CLASSES OF THE ELIGIBLE FUNDS

  The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:

  .  For the Zenith Fund, we offer Class A shares only;

  . For the Metropolitan Fund, we offer Class A shares of MetLife Stock Index (for Contracts purchased prior to May 1, 1995), Putnam Large Cap Growth, Putnam International Stock and State Street Research Aurora Small Cap Value Portfolios; and Class B shares of Lehman Brothers Aggregate Bond Index, Janus Growth, Janus Mid Cap, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts purchased after May 1, 1995), Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index and State Street Research Investment Trust Portfolios;

  .  For the Met Investors Series Trust, we offer Class B shares only; and

  .  For the American Funds Insurance Series, we offer Class 2 shares only.

  .  For VIP, we offer Initial Class only.

SUBSTITUTION OF INVESTMENTS

  If investment in the Eligible Funds or a particular Fund is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, at any time in our sole discretion.

MARKET TIMING

  Certain Eligible Funds may restrict or refuse purchases or redemptions of their shares as a result of certain market timing activities. You should read the prospectuses of these Eligible Funds for more details.

TRANSFER PRIVILEGE

  Certain Eligible Funds may restrict or refuse purchases or redemptions of their shares as a result of certain market timing activities. You should read the prospectuses of the Eligible Funds for more information.

ASSET REBALANCING

  We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

  You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your Contract Value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Home Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules.

CHARGES

  Add this information to the Administration Charges, Contingent Deferred Sales Charge and other Deductions.

  We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-3 through A-5.

  Add this information to the Mortality and Expense Risk Charge Information.

  We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.20% of the daily net assets of the American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and .95% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

  If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

REQUESTS AND ELECTIONS

  We do not currently offer Internet transactions capability to Contract Owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

  Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

  The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

    1. Plans qualified under Section 401(a), 401(k), or 403(a) of the Code ("Qualified Plans") (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

    2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

    3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1999;

    4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

    5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

    6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

  An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT BE PURCHASED FOR USE WITH SUCH PLANS.

  For any tax qualified account e.g. 401(k) plan or IRA, the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

  A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

  In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                           FEDERAL INCOME TAX STATUS

  The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

  The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company's total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

  The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

TAXATION OF THE CONTRACTS

  The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of
Section 72 of the Code. As a general proposition, Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under "Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.")

  Under the general rule of Section 72, to the extent there is an "investment" in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. Once the "investment" in a contract has been fully recovered, the entire amount of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an "investment" in the Contract under Section 72.

(A) SPECIAL RULES FOR ANNUITIES PURCHASED FOR ANNUITANTS UNDER RETIREMENT PLANS QUALIFYING FOR TAX BENEFITED TREATMENT

  Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading "Retirement Plans Offering Federal Tax Benefits." You should understand that the following summary does not include everything you need to know regarding such tax laws.

  The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner's rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i) Plan Contribution Limitations

  Statutory limitations on contributions to retirement plans that qualify for Federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA PLANS

  Purchase payments attributable to TSA Plans are not includible within the Annuitant's income to the extent such purchase payments do not exceed certain statutory limitations, including the "exclusion allowance." The exclusion allowance is a calculation which takes into consideration the Annuitant's includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs for Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) are not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

IRAS, SEPS, SARSEPS

  The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1/2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 2001, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $33,000 and $43,000 for an individual, between $53,000 and $63,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $170,000 for 2001) or $35,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a "rollover" contribution into an IRA with the proceeds of certain distributions (as defined in the Code) from a Qualified Plan.

ROTH IRAS

  In some states Roth IRAs are available under this Contract, subject to the following limitations.

  Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer's adjusted gross income ("AGI"). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer's AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer's AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer's AGI is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

SECTION 457 PLANS

  Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/3% of includible compensation or $8,500 for 2001. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

QUALIFIED PLANS

  Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii) Distributions from the Contract

MANDATORY WITHHOLDING ON CERTAIN DISTRIBUTIONS

  Distributions called "eligible rollover distributions" from Qualified Plans and from many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1999 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an "eligible rollover distribution." Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

QUALIFIED PLANS, TSA PLANS, IRAS, ROTH IRAS, SEPS, SARSEPS AND GOVERNMENTAL
PLANS

  Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any "investment in the Contract," a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1/2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant's death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. Additional exceptions may apply in specified circumstances. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant's spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1/2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

  With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1/2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under
Section 403(b) of the Code may be made.

  Except under a Roth IRA, annuity payments, periodic payments or annual distributions must generally commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a "five-percent owner" as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or April 1 of the year following the year in which the Annuitant retires. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant's only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans.

  Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

SECTION 457 PLANS

  When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant's separation from service (except in the case of unforeseen emergency).

  Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2 or the year of retirement and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant's spouse, distribution must be completed within 15 years of death, regardless of the beneficiary's life expectancy.

(B) SPECIAL RULES FOR ANNUITIES USED BY INDIVIDUALS OR WITH PLANS AND TRUSTS NOT QUALIFYING UNDER THE CODE FOR TAX BENEFITED TREATMENT ("NON-QUALIFIED CONTRACT")

  For a Contract held by an individual, any increase in the accumulated value of the Contract is generally not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company's obligations to the Contract Owner.

  Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. Those held by a corporation or certain trusts) generally will not be treated as an annuity contract for federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in regulations or rulings which the Treasury Department may issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

  Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

  The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the taxpayer has attained age 59 1/2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary,
(5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

  In the calculation of any increase in value for contracts entered into after October 4, 1988, all Non-qualified deferred annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

  If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See "Payment on Death Prior to Annuitization" in the April 30, 1999 prospectus.) Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner's (or Annuitant's) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

  A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

PAYMENT ON DEATH

  Death Proceeds are taxable and generally are included in the income of the recipient as follows:

  . If received under an annuity payment option, they are taxed in the same manner as annuity payments.

  . If distributed in a lump sum, they are taxed in the same manner as a full surrender.

TAX WITHHOLDING

  The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld. We are required to withhold taxes from certain distributions under certain qualified contracts.

POSSIBLE CHANGES IN TAXATION

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

-------------------------------------------------------------------------------

                      DISTRIBUTION OF THE CONTRACTS

  We have entered into a distribution agreement with New England Securities for the distribution and sale of the Contracts. Pursuant to this agreement, New England Securities serves as principal underwriter for the Contracts. New England Securities, a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, is located at 399 Boylston Street, Boston, Massachusetts 02116. New England Securities is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

  New England Securities offers the Contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about New England Securities and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. We also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with New England Securities are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

  We pay sales commissions for the sale of the Contracts. Sales commissions may vary, but are expected not to exceed 8% of purchase payments. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. We pay compensation either as a percentage of purchase payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. All or a portion of commissions may be returned if the Contract is not continued through the first Contract year.

  New England Securities may enter into selling agreements with other broker-dealers registered under the 1934 Act to sell the Contracts. Under these agreements, the commissions paid to the broker-dealer on behalf of the registered representative are not expected to exceed those described above; selling firms may retain a portion of commissions.

  New England Securities does not retain any override as distributor for the Contracts. However, New England Securities' operating and other expenses are paid for by the Company. Also, New England Securities or an affiliate may receive 12b-1 fees from certain Eligible Funds.

  Because registered representatives of New England Securities are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

  We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contract Owners or the Variable Account.

            FINANCIAL STATEMENTS AND ACCUMULATION UNIT VALUES

  Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 399 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015. Set forth below are accumulation unit values for Sub-accounts of the Variable Account.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                        THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                    BACK BAY
                    ADVISORS
                  MONEY MARKET
                  SUB-ACCOUNT
                  ------------
                    9/29/88*     1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94
                       TO          TO         TO         TO         TO         TO         TO
                    12/31/88    12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94
                  ------------ ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......        1.384       1.408      1.518      1.620      1.697      1.738      1.766
2. Accumulation
   Unit Value at
   end of
   period.......        1.408       1.518      1.620      1.697      1.738      1.766      1.811
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      915,605   7,661,069 21,629,006 26,332,938 26,759,532 25,016,975 30,220,356
                    BACK BAY
                    ADVISORS
                  MONEY MARKET
                  SUB-ACCOUNT
                  ------------
                     1/1/95      1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                       TO          TO         TO         TO         TO         TO
                    12/31/95    12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                  ------------ ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......        1.811       1.889      1.959      2.036      2.114      2.190
2. Accumulation
   Unit Value at
   end of
   period.......        1.889       1.959      2.036      2.114      2.190      2.295
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......   33,015,018  33,412,517 26,785,902 33,716,959 36,481,209 31,587,553

                    BACK BAY
                    ADVISORS
                  BOND INCOME
                  SUB-ACCOUNT
                  ------------
                    10/5/88*     1/1/89     1/1/90     1/1/91     1/1/92     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97
                       TO          TO         TO         TO         TO         TO         TO         TO         TO         TO
                    12/31/88    12/31/89   12/31/90   12/31/91   12/31/92   12/31/93   12/31/94   12/31/95   12/31/96   12/31/97
                  ------------ ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......        1.631       1.634      1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134
2. Accumulation
   Unit Value at
   end of
   period.......        1.634       1.810      1.930      2.247      2.398      2.664      2.540      3.037      3.134      3.429
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      299,002   4,287,540 10,139,527 17,797,335 28,871,719 41,939,487 41,657,182 42,231,987 41,138,874 37,260,367

-------

*  Date these Sub-accounts were first available.

                                                               SALOMON
                         BACK BAY                              BROTHERS
                         ADVISORS                           STRATEGIC BOND
                        BOND INCOME                         OPPORTUNITIES
                        SUB-ACCOUNT                          SUB-ACCOUNT
                      ---------------                       --------------
                          1/1/98        1/1/99     1/1/00     10/31/94*      1/1/95     1/1/96     1/1/97      1/1/98
                            TO            TO         TO           TO           TO         TO         TO          TO
                         12/31/98      12/31/99   12/31/00     12/31/94     12/31/95   12/31/96   12/31/97    12/31/98
                      --------------- ---------- ---------- -------------- ---------- ---------- ---------- -------------
1. Accumulation
   Unit Value at
   beginning of
   period.......             3.429         3.689      3.622        1.000        0.984      1.159      1.307       1.433
2. Accumulation
   Unit Value at
   end of
   period.......             3.689         3.622      3.865        0.984        1.159      1.307      1.433       1.442
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......        38,630,894    32,707,422 25,348,903    1,124,133    6,132,563 15,034,554 23,074,669  24,945,159
                        1/1/99     1/1/00
                          TO         TO
                       12/31/99   12/31/00
                      ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period.......           1.442      1.443
2. Accumulation
   Unit Value at
   end of
   period.......           1.443      1.527
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      20,278,882 16,337,092

                          SALOMON                                                                             BACK BAY
                         BROTHERS                                                                             ADVISORS
                      U.S. GOVERNMENT                                                                          MANAGED
                        SUB-ACCOUNT                                                                         SUB-ACCOUNT**
                      ---------------                                                                       -------------
                         10/31/94*      1/1/95     1/1/96       1/1/97       1/1/98     1/1/99     1/1/00     9/21/88*
                            TO            TO         TO           TO           TO         TO         TO          TO
                         12/31/94      12/31/95   12/31/96     12/31/97     12/31/98   12/31/99   12/31/00    12/31/88
                      --------------- ---------- ---------- -------------- ---------- ---------- ---------- -------------
1. Accumulation Unit
   Value at
   beginning of
   period.......             1.000         1.004      1.139        1.161        1.242      1.319      1.304       1.042
2. Accumulation Unit
   Value at end
   of period....             1.004         1.139      1.161        1.242        1.319      1.304      1.421       1.063
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......           910,020     4,495,184  5,785,148    8,616,135   12,796,204 10,314,952  8,874,230     731,349

                        1/1/89     1/1/90
                          TO         TO
                       12/31/89   12/31/90
                      ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           1.063      1.250
2. Accumulation Unit
   Value at end
   of period....           1.250      1.272
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......       9,179,207 18,099,540
                         BACK BAY
                         ADVISORS
                          MANAGED
                       SUB-ACCOUNT**
                      ---------------
                          1/1/91        1/1/92     1/1/93       1/1/94       1/1/95     1/1/96     1/1/97      1/1/98
                            TO            TO         TO           TO           TO         TO         TO          TO
                         12/31/91      12/31/92   12/31/93     12/31/94     12/31/95   12/31/96   12/31/97    12/31/98
                      --------------- ---------- ---------- -------------- ---------- ---------- ---------- -------------
1. Accumulation Unit
   Value at
   beginning of
   period.......             1.272         1.508      1.588        1.733        1.691      2.190      2.485       3.103
2. Accumulation Unit
   Value at end
   of period....             1.508         1.588      1.733        1.691        2.190      2.485      3.103       3.664
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......        26,478,398    41,588,546 60,696,659   61,961,278   56,145,463 52,130,165 48,490,618  42,358,784
                        1/1/99     1/1/00
                          TO         TO
                       12/31/99   12/31/00
                      ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           3.664      3.975
2. Accumulation Unit
   Value at end
   of period....           3.975      3.789
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      37,391,028 30,014,285

                         BALANCED
                        SUB-ACCOUNT
                      ---------------
                         10/31/94*      1/1/95    1/1/96*       1/1/97       1/1/98     1/1/99     1/1/00
                            TO            TO         TO           TO           TO         TO         TO
                         12/31/94      12/31/95   12/31/96     12/31/97     12/31/98   12/31/99   12/31/00
                      --------------- ---------- ---------- -------------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......             1.000         0.997      1.227        1.415        1.622      1.747      1.636
2. Accumulation Unit
   Value at end
   of period....             0.997         1.227      1.415        1.622        1.747      1.636      1.583
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......         1,736,189    10,987,597 20,107,324   28,677,041   30,824,135 27,038,754 19,606,177

-------

*  Date these Sub-accounts were first available.

** This Sub-account is only available through Contracts purchased prior to May
   1, 1995.

                         ALGER
                        EQUITY
                        GROWTH
                      SUB-ACCOUNT
                      -----------
                       10/31/94*    1/1/95     1/1/96     1/1/97      1/1/98     1/1/99     1/1/00
                          TO          TO         TO         TO          TO         TO         TO
                       12/31/94    12/31/95   12/31/96   12/31/97    12/31/98   12/31/99   12/31/00
                      ----------- ---------- ---------- ----------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           1.000       0.956      1.402      1.566       1.941      2.829      3.744
2. Accumulation Unit
   Value at end
   of period....           0.956       1.402      1.566      1.941       2.829      3.744      3.189
3. Number of
   Accumulation
         Units
   outstanding
   at end of
   period.......       1,857,319  24,163,685 40,025,594 44,518,891  49,255,773 60,072,409 64,809,207

                        CAPITAL
                        GROWTH
                      SUB-ACCOUNT
                      -----------
                       9/16/88*     1/1/89     1/1/90     1/1/91      1/1/92     1/1/93     1/1/94     1/1/95     1/1/96
                          TO          TO         TO         TO          TO         TO         TO         TO         TO
                       12/31/88    12/31/89   12/31/90   12/31/91    12/31/92   12/31/93   12/31/94   12/31/95   12/31/96
                      ----------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           4.645       4.612      5.950      5.666       8.608      7.978      9.050      8.298     11.300
2. Accumulation Unit
   Value at end
   of period....           4.612       5.950      5.666      8.608       7.978      9.050      8.298     11.300     13.496
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......         439,393   5,337,778 12,591,788 21,719,884  33,645,983 40,091,665 43,592,961 41,663,900 41,363,155
                        1/1/97
                          TO
                       12/31/97
                      ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......          13.496
2. Accumulation Unit
   Value at end
   of period....          16.442
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      40,200,592
                                                           DAVIS
                        CAPITAL                           VENTURE
                        GROWTH                             VALUE
                      SUB-ACCOUNT                       SUB-ACCOUNT
                      -----------                       -----------
                        1/1/98      1/1/99     1/1/00    10/31/94*    1/1/95     1/1/96     1/1/97     1/1/98     1/1/99
                          TO          TO         TO         TO          TO         TO         TO         TO         TO
                       12/31/98    12/31/99   12/31/00   12/31/94    12/31/95   12/31/96   12/31/97   12/31/98   12/31/99
                      ----------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......          16.442      21.752     24.831      1.000       0.963      1.323      1.643      2.163      2.442
2. Accumulation Unit
   Value at end
   of period....          21.752      24.831     23.359      0.963       1.323      1.643      2.163      2.442      2.831
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      33,502,039  38,236,116 27,364,614  3,499,719  19,608,688 34,997,024 53,997,107 58,765,470 57,370,889

                        1/1/00
                          TO
                       12/31/00
                      ----------
1. Accumulation Unit
   Value at
   beginning of
   period.......           2.831
2. Accumulation Unit
   Value at end
   of period....           3.059
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......      59,644,558

                        HARRIS
                        OAKMARK
                        MID CAP
                         VALUE
                      SUB-ACCOUNT
                      -----------
                       10/1/93*     1/1/94     1/1/95     1/1/96      1/1/97     1/1/98     1/1/99     1/1/00
                          TO          TO         TO         TO          TO         TO         TO         TO
                       12/31/93    12/31/94   12/31/95   12/31/96    12/31/97   12/31/98   12/31/99   12/31/00
                      ----------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value
   at beginning
   of period....           1.125       1.137      1.119      1.439       1.669      1.932      1.802      1.784
2. Accumulation
   Unit Value at
   end of
   period.......           1.137       1.119      1.439      1.669       1.932      1.802      1.784      2.120
3. Number of
   Accumulation
   Units
   outstanding
   at end of
   period.......       4,515,611  15,572,344 19,773,057 24,345,379  24,035,279 21,347,155 17,151,815 15,593,693

-------

*  Date these Sub-accounts were first available.

                      LOOMIS
                      SAYLES
                     SMALL CAP
                    SUB-ACCOUNT
                    -----------
                      5/2/94*     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                        TO          TO         TO         TO         TO         TO         TO
                     12/31/94    12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                    ----------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period..........      1.000       0.959      1.219      1.572      1.936      1.878      2.441
2. Accumulation
   Unit Value at
   end of period...      0.959       1.219      1.572      1.936      1.878      2.441      2.535
3. Number of
   Accumulation
   Units
   outstanding at
   end of period...  2,988,971  13,533,326 26,307,748 39,442,109 40,318,239 32,700,411 39,281,394

                     WESTPEAK
                      GROWTH
                    AND INCOME
                    SUB-ACCOUNT
                    -----------
                     10/1/93*     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                        TO          TO         TO         TO         TO         TO         TO         TO
                     12/31/93    12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                    ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period..........      1.105       1.132      1.103      1.486      1.731      2.279      2.799      3.019
2. Accumulation
   Unit Value at
   end of period...      1.132       1.103      1.486      1.731      2.279      2.799      3.019      2.825
3. Number of
   Accumulation
   Units
   outstanding at
   end of period...  3,359,317  16,092,325 21,168,965 26,104,465 30,306,103 35,514,558 35,663,197 29,466,287

                      METLIFE
                      STOCK
                       INDEX
                    SUB-ACCOUNT
                     CLASS A**
                    -----------
                      1/1/92*     1/1/93     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                        TO          TO         TO         TO         TO         TO         TO         TO         TO
                     12/31/92    12/31/93   12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                    ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation
   Unit Value at
   beginning of
   period..........      1.592       1.644      1.780      1.775      2.398      2.898      3.788      4.781      5.678
2. Accumulation
   Unit Value at
   end of period...      1.540       1.780      1.775      2.398      2.898      3.788      4.781      5.678      5.096
3. Number of
   Accumulation
   Units outstanding
   at end of
   period..........  2,583,607  11,017,884 14,282,355 15,539,608 15,623,253 15,874,978 15,292,906 15,111,062 13,740,976

-------

*   Date these Sub-accounts were first available.

** Previously the Westpeak Stock Index Sub-Account. On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.

                                PUTNAM
                          INTERNATIONAL STOCK
                             SUB-ACCOUNT**
                          -------------------
                               10/31/94*        1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                                  TO              TO         TO         TO         TO         TO         TO
                               12/31/94        12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                          ------------------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation Unit
   Value at beginning of
   period...............           1.000           1.024      1.073      1.129      1.100      1.164      1.431
2. Accumulation Unit
   Value at end of
   period...............           1.024           1.073      1.129      1.100      1.164      1.431      1.494
3. Number of
   Accumulation
   Units outstanding at
   end of period........       2,916,120      11,062,106 16,322,862 17,243,803 16,325,447 14,501,457 13,492,682

                           OVERSEAS
                          SUB-ACCOUNT
                          -----------
                           10/1/93*     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                              TO          TO         TO         TO         TO         TO         TO         TO
                           12/31/93    12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                          ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation Unit
   Value at beginning of
   period...............       1.458       1.532      1.538      1.664      1.859      2.046      2.276      3.202
2. Accumulation Unit
   Value at end of
   period...............       1.532       1.538      1.664      1.859      2.046      2.276      3.202      2.556
3. Number of
   Accumulation
   Units outstanding at
   end of period........  10,878,551  43,034,544 41,273,183 44,846,316 45,289,247 40,546,153 36,251,177 33,830,970
                            EQUITY-
                            INCOME
                          SUB-ACCOUNT
                          -----------
                           10/1/93*     1/1/94     1/1/95     1/1/96     1/1/97     1/1/98     1/1/99     1/1/00
                              TO          TO         TO         TO         TO         TO         TO         TO
                           12/31/93    12/31/94   12/31/95   12/31/96   12/31/97   12/31/98   12/31/99   12/31/00
                          ----------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
1. Accumulation Unit
   Value at beginning of
   period...............       1.980       1.992      2.104      2.804      3.162      3.996      4.401      4.617
2. Accumulation Unit
   Value at end of
   period...............       1.992       2.104      2.804      3.162      3.996      4.401      4.617      4.939
3. Number of
   Accumulation
   Units outstanding at
   end of period........   5,649,743  25,852,849 38,010,655 44,037,798 45,104,192 42,926,506 37,676,846 28,617,928

--------

 * Date these Sub-accounts were first available.

** Previously the Morgan Stanley International Magnum Equity Sub-Account. On
   December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract.


  Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

-------------------------------------------------------------------------------
                                  PREMIUM TAX

  Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                                   CONTRACTS USED WITH TAX
JURISDICTION                      QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
------------                      -------------------------- -------------------
California.......................            0.50%                  2.35%
Maine............................              --                   2.00%
Nevada...........................              --                   3.50%
Puerto Rico......................            1.00%                  1.00%
South Dakota.....................              --                   1.25%
West Virginia....................            1.00%                  1.00%
Wyoming..........................              --                   1.00%

  See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                              ZENITH ACCUMULATOR
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)

                                  MAY 1, 2001

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 as supplemented May 1, 2000 and May 1, 2001 and should be read in conjunction therewith. A copy of the Prospectus and the supplement dated May 1, 2001 may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.





VA-220-01

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
History...................................................................  II-3
Services Relating to the Variable Account and the Contracts...............  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-47
Annuity Payments.......................................................... II-47
Hypothetical Illustrations of Annuity Income Payouts...................... II-49
Historical Illustrations of Annuity Income Payouts........................ II-52
Experts................................................................... II-56
Legal Matters............................................................. II-56
Appendix A................................................................ II-57
Financial Statements......................................................   F-1

                                    HISTORY

  The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

  Administrative Services Agreement. Pursuant to an administrative services agreement between New England Life Insurance Company ("NELICO") and the Company, NELICO serves as the Designated Office for servicing the Contracts and performs certain other administrative services for the Company relating to the Variable Account and the Contracts. NELICO is compensated for these services based on the expenses it incurs in providing them. NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company before it merged into the Company, and became a subsidiary of the Company as a result of the merger. For services rendered, the Company paid NELICO $12,580,160.06 for the period ended December 31, 1998, $12,320,436.64 for the period ended December 31, 1999 and $12,299,597.07 for the period ended December 31, 2000.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and are sold by NELICO's life insurance agents and insurance brokers who are registered representatives of New England Securities. Contracts also may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities. The Company pays commissions, none of which are retained by New England Securities, to the registered representatives involved in selling Contracts. For the years ended December 31, 1998, 1999 and 2000 the Company paid commissions in the amount of $5,427,972.77, $2,240,122.51 and $1,611,358.39, respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications, including, but not limited to, those publications listed in Appendix A to this Statement of Additional Information. In particular, some or all of these publications may publish their own rankings or performance reviews including the Account or the Eligible Funds. References to or reprints of such articles may be used in the Company's promotional literature. Such literature may refer to personnel of the advisers, who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media.

  The advertising and sales literature of the Contract and the Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contractholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                       AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical average annual total returns for each sub-account for the periods shown, based on the actual investment experience of the sub-accounts, the New England Zenith Fund (the "Zenith Fund"), Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July, 1987. The Contracts were not available until September, 1988. The Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series commenced operations on August 26, 1983. The VIP Equity Income Portfolio commenced operations on October 9, 1986, and the VIP Overseas Portfolio commenced operations on January 28, 1987. The Back Bay Managed Series commenced operations on May 1, 1987. The Westpeak Growth and Income and Harris Oakmark Mid Cap Value Series (formerly the Goldman Sachs Midcap Value Series) commenced operations on April 30, 1993. The Loomis Sayles Small Cap Series commenced operations on May 2, 1994. The MFS Investors Trust and the MFS Research Managers Series commenced operations on April 30, 1999 and became available to contractholders on May 1, 2001. The remaining series of the Zenith Fund commenced operations on October 31, 1994. The Putnam International Stock Portfolio commenced operations on October 31, 1994 and became available to Contractholders on May 1, 2000. (On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. The Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994. Performance figures for dates on or before December 1, 2000 reflect performance of the Morgan Stanley International Magnum Equity Series.) The State Street Research Investment Trust Portfolio commenced operations on June 24, 1983. Performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available. The following Portfolios of the Metropolitan Fund became available to Contractholders on January 22, 2001 and commenced operations as follows:
Putnam Large Cap Growth Portfolio, May 1, 2000; Janus Mid Cap Portfolio, March 3, 1997; Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, and Russell 2000 Index Portfolios,November 9, 1998; and MetLife Stock Index Portfolio--Class B, May 1, 1990. The MetLife Stock Index Portfolio--Class A commenced operations on May 1, 1987, and became available to contractholders on May 1, 2001. (On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series.) The Neuberger Berman Partners Mid Cap Portfolio became available to Contractholders on May 1, 2001 and commenced operations on November 9, 1998. The following Portfolio of the Met Investors Series Trust became available to contractholders on May 1, 2001, and commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996. The American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Funds became available to Contractholders on May 1, 2001 and commenced operations as follows: American Funds Growth-Income Fund, February 8, 1984; American Funds Growth Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

  We base calculations of average annual total return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The average annual total return is related to surrender value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each sub-account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted from Contract Value. Each such $30 deduction reduces the number of units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last

Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2000 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2000 to arrive at the surrender value. The average annual total return is the annual compounded rate of return which would produce the surrender value on December 31, 2000. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the surrender value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

  Sub-account average annual total return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the sub-account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding sub-account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                  SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the Back Bay Advisors Money Market Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -3.69%
      5 Years...........................................................   0.28%
      10 Years..........................................................   0.59%
      Since Inception of the Sub-Account................................   1.51%

  For purchase payment allocated to the Back Bay Advisors Bond Income Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -1.90%
      5 Years...........................................................   1.33%
      10 Years..........................................................   4.88%
      Since Inception of the Sub-Account................................   5.11%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -2.77%
      5 Years...........................................................   2.21%
      Since Inception of the Sub-Account................................   4.03%

  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   0.25%
      5 Years...........................................................   0.83%
      Since Inception of the Sub-Account................................   2.60%

  For purchase payment allocated to the Back Bay Advisors Managed Sub-Account*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -12.66%
      5 Years...........................................................   8.47%
      10 Years..........................................................   9.48%
      Since Inception of the Sub-Account................................   9.11%

  For purchase payment allocated to the Balanced Sub-Account**

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -11.29%
      5 Years...........................................................   1.92%
      Since Inception of the Sub-Account................................   4.89%

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -22.27%
      5 Years...........................................................  14.86%
      Since Inception of the Sub-Account................................  18.35%

--------

* This sub-account is only available through Contracts purchased prior to May 1, 1995.

** Wellington Management Company, LLP became the sub-adviser on May 1, 2000. Prior to that time, Loomis Sayles & Company, LLP served as sub-adviser.

  For purchase payment allocated to the Capital Growth Sub-Accounts

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -13.84%
      5 Years...........................................................  12.65%
      10 Years..........................................................  13.49%
      Since Inception of the Sub-Account................................  12.34%

  For purchase payment allocated to the Davis Venture Value Sub-Accounts

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -0.65%
      5 Years...........................................................  15.29%
      Since Inception of the Sub-Account................................  17.42%

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Sub-
Account***

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   9.57%
      5 Years...........................................................   4.64%
      Since Inception of the Sub-Account................................   6.27%

  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -4.60%
      5 Years...........................................................  12.74%
      Since Inception of the Sub-Account................................  12.27%

  For purchase payment allocated to the Westpeak Growth and Income Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -14.31%
      5 Years...........................................................  10.73%
      Since Inception of the Sub-Account................................  11.26%

  For purchase payment allocated to the Putnam International Stock Sub-
Account****
  (previously the Morgan Stanley International Magnum Equity Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -19.02%
      5 Years...........................................................  -0.26%
      Since Inception of the Sub-Account................................ -20.71%

  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      Since Inception of the Sub-Account................................ -45.84%

--------

*** Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

**** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

For purchase payment allocated to the MetLife Stock Index--Class A Sub-Account*****

(formerly the Westpeak Stock Index Sub-Account)

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -17.94%
      5 Years...........................................................  13.37%
      10 Years..........................................................  13.71%
      Since Inception of the Sub-Account................................  11.77%

  For purchase payment allocated to the VIP Overseas Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -27.34%
      5 Years...........................................................   5.71%
      Since Inception of the Sub-Account................................   5.12%

  For purchase payment allocated to the VIP Equity-Income Sub-Account

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -1.64%
      5 Years...........................................................   8.80%
      Since Inception of the Sub-Account................................  10.87%

--------

***** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The MetLife Stock Index--Class A Sub-Account is only available through contracts purchased prior to May 1, 1995.

              FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES

                              (NON-STANDARD)

  For purchase payment allocated to the Back Bay Advisors Money Market Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -3.69%
      5 Years...........................................................   0.28%
      10 years..........................................................   0.59%
      Since Inception of the Fund.......................................   2.57%

  For purchase payment allocated to the Back Bay Advisors Bond Income Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -1.90%
      5 Years...........................................................   1.33%
      10 years..........................................................   4.88%
      Since Inception of the Fund.......................................   6.31%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -2.77%
      5 Years...........................................................   2.21%
      Since Inception of the Fund.......................................   4.03%

  For purchase payment allocated to the Salomon Brothers U.S. Government Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   0.25%
      5 years...........................................................   0.83%
      Since Inception of the Fund.......................................   2.60%

  For purchase payment allocated to the Back Bay Advisors Managed Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -12.66%
      5 Years...........................................................   8.47%
      10 Years..........................................................   9.48%
      Since Inception of the Fund.......................................   8.15%

  For purchase payment allocated to the Balanced Series*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -11.29%
      5 Years...........................................................   1.92%
      Since Inception of the Fund.......................................   4.89%

  For purchase payment allocated to the Alger Equity Growth Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -22.27%
      5 Years...........................................................  14.86%
      Since Inception of the Fund.......................................  18.35%

--------

 * Wellington Management Company, LLP became the sub-adviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as sub-adviser.

  For purchase payment allocated to the Capital Growth Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -13.84%
      5 Years...........................................................  12.65%
      10 Years..........................................................  13.49%
      Since Inception of the Fund.......................................  19.15%

  For purchase payment allocated to the Davis Venture Value Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -0.65%
      5 Years...........................................................  15.29%
      Since Inception of the Fund.......................................  17.42%

  For purchase payment allocated to the Harris Oakmark Mid Cap Value Series**

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   9.57%
      5 Years...........................................................   4.64%
      Since Inception of the Fund.......................................   7.69%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -4.60%
      5 Years...........................................................  12.74%
      Since Inception of the Fund.......................................  12.27%

  For purchase payment allocated to the MFS Investors Trust Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -9.64%
      Since Inception...................................................  -5.85%

  For purchase payment allocated to the MFS Research Managers Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -12.90%
      Since Inception...................................................   1.47%

  For purchase payment allocated to the Westpeak Growth and Income Series

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -14.31%
      5 Years...........................................................  10.73%
      Since Inception of the Fund.......................................  12.10%

  For purchase payment allocated to the Putnam International Stock
Portfolio***

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -19.02%
      5 Years...........................................................  -0.26%
      Since Inception of the Fund.......................................   0.47%

--------

** Harris Associates L.P. became the sub-adviser on May 1, 2000. Prior to that time, other entities served as sub-adviser.

*** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      Since Inception of the Fund....................................... -45.84%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -38.82%
      Since Inception of the Fund.......................................  24.56%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................   0.91%
      Since Inception of the Fund.......................................  -1.85%

  For purchase payment allocated to the MetLife Stock Index--Class B Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -18.44%
      5 Years...........................................................  13.10%
      10 Years..........................................................  13.35%
      Since Inception of the Fund.......................................  12.35%

  For purchase payment allocated to the MetLife Stock Index Portfolio--Class
A****

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -17.94%
      5 Years...........................................................  13.37%
      10 Years..........................................................  13.71%
      Since Inception of the Fund.......................................  10.63%

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -23.17%
      Since Inception of the Fund.......................................   0.17%

  For purchase payment allocated to the Russell 2000 Index Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -13.21%
      Since Inception of the Fund.......................................   3.80%

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -15.49%
      5 Years...........................................................  12.63%
      10 Years..........................................................  13.60%
      Since Inception of the Fund.......................................  10.94%

--------

**** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. The Westpeak Stock Index Series commenced operations on May 1, 1987. Performance figures for dates on or before April 27, 2001 reflect performance of the Westpeak Stock Index Series. The MetLife Stock Index--Class A Sub-Account is only available through contracts purchased prior to May 1, 1995.

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  16.53%
      Since Inception of the Fund.......................................  17.66%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio*

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -8.99%
      Since Inception of the Fund.......................................   3.07%

  For purchase payment allocated to the American Funds Growth-Income Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -2.33%
      5 Years...........................................................  11.12%
      10 Years..........................................................  11.77%
      Since Inception of the Fund.......................................  11.86%

  For purchase payment allocated to the American Funds Growth Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -5.57%
      5 Years...........................................................  21.77%
      10 Years..........................................................  18.48%
      Since Inception of the Fund.......................................  15.95%

  For purchase payment allocated to the American Funds Global Small
Capitalization Fund

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -25.12%
      Since Inception of the Fund.......................................  13.73%

  For purchase payment allocated to the VIP Equity Income Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................  -1.64%
      5 Years...........................................................   8.80%
      10 Years..........................................................  14.17%
      Since Inception of the Fund.......................................   9.94%

--------

 * The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

  For purchase payment allocated to the VIP Overseas Portfolio

                           PERIOD ENDING DECEMBER 31, 2000
                           -------------------------------
      1 Year............................................................ -27.34%
      5 Years...........................................................   5.71%
      10 Years..........................................................   5.33%
      Since Inception of the Fund.......................................   4.45%

  Information is available illustrating the impact of fund performance on annuity payouts. For examples, see "Hypothetical Illustrations of Annuity Income Payments" and "Historical Illustrations of Annuity Income Payments" in the Statement of Additional Information.

  The following chart illustrates how the average annual total return was determined for the five year period ending December 31, 2000 for the sub-account investing in the Capital Growth Series based on the assumptions used above. The units column below shows the number of accumulation units hypothetically purchased by the investment in the Capital Growth Series in the first year (assuming that no premium tax is deducted). The units are reduced on each Contract anniversary to reflect the deduction of the $30 Administration Contract Charge. The illustration assumes no premium tax charge is deducted.

  The unit values of the sub-accounts reflect the change in the net asset value of the underlying Eligible Funds plus the reinvestment of dividends from net investment income and of distributions from net realized gains, if any. The unit values also reflect the deduction of the Mortality and Expense Risk Charge as well as the Administration Asset Charge.

                                                                      AVERAGE
                                          UNIT   CONTRACT SURRENDER ANNUAL TOTAL
DATE                            UNITS    VALUE    VALUE     VALUE      RETURN
----                           -------- -------- -------- --------- ------------
December 31, 1996............. 86.27241 13.49644 1,164.37 1,101.50     10.15%
December 31, 1997............. 84.44811 16.44193 1,388.49 1,319.76     14.88%
December 31, 1998............. 83.06869 21.75248 1,806.95 1,726.95     19.98%
December 31, 1999............. 81.86076 24.83058 2,032.65 1,952.65     18.21%
December 31, 2000............. 80.57650 23.35905 1,882.19 1,814.43     12.65%

  The following charts illustrate what would have been the growth and value of a $10,000 purchase payment for a Contract if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds commenced operations if the Contract had been offered at that time:
September 1, 1983 for the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Capital Growth Series; November 1, 1986 for the VIP Equity-Income Portfolio; February 1, 1987 for the VIP Overseas Portfolio; May 1, 1987 for the Back Bay Advisors Managed Series; May 1, 1993 for the Westpeak Growth and Income and Harris Oakmark Mid Cap Value Series (formerly Goldman Sachs Midcap Value Series); May 2, 1994 for the Loomis Sayles Small Cap Series; May 1, 1999 for the MFS Investors Trust and MFS Research Managers Series; November 1, 1994 for the remaining Zenith Fund Series; November 1, 1994 for the Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series); May 1, 2000 for the Putnam Large Cap Growth Portfolio; March 3, 1997 for the Janus Mid Cap Portfolio; December 1, 1998 for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios; May 1, 1990 for the MetLife Stock Index Portfolio of the Metropolitan Series Fund; May 1, 1987 for the MetLife Stock Index Portfolio-- Class A (performance figures for dates on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series); May 1, 1996 for the Lord Abbett Bond Debenture Portfolio, July 1, 1983 for the State Street Research Investment Trust Portfolio; December 1, 1998 for the Neuberger Berman Partners Mid Cap Value Portfolio; March 1, 1984 for the American Funds Growth-Income Fund and the American Funds Growth Funds; and May 1, 1998 for the American Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge. During the period when the Contingent Deferred Sales Charge applies, the percentage return on surrender value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on surrender value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales

Charge. In the first chart, the Contract Value and surrender value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted.

  In the second and third charts, the difference between the Contract Value or surrender value at the beginning and at the end of each year is divided by the beginning Contract Value or surrender value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or surrender value and dividing it by $10,000. The annual effective rate of return in this illustration is calculated in the same manner as the average annual total return described in the preceding illustration, assuming that no premium tax charge is deducted.

                   $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                              INVESTMENT RESULTS

                                                                CONTRACT VALUE(1)
                          ----------------------------------------------------------------------------------------------
                                                   SALOMON
                           BACK BAY   BACK BAY    BROTHERS     SALOMON
                           ADVISORS   ADVISORS    STRATEGIC    BROTHERS   BACK BAY                ALGER
                            MONEY       BOND        BOND         U.S.     MANAGED                 EQUITY      CAPITAL
                            MARKET     INCOME   OPPORTUNITIES GOVERNMENT SERIES(2)  BALANCED(3)   GROWTH      GROWTH
                          ---------- ---------- ------------- ---------- ---------- ----------- ---------- -------------
 As of December 31:
 1983...................  $10,258.59 $10,339.37                                                             $ 10,470.12
 1984...................   11,175.34  11,453.64                                                               10,237.14
 1985...................   11,905.86  13,388.01                                                               16,941.91
 1986...................   12,514.94  15,137.25                                                               32,599.29
 1987...................   13,122.50  15,242.29                          $ 9,844.68                           49,087.62
 1988...................   13,889.20  16,265.40                           10,602.14                           44,141.97
 1989...................   14,941.00  17,990.50                           12,423.10                           56,919.65
 1990...................   15,916.76  19,151.95                           12,617.64                           54,170.04
 1991...................   16,648.66  22,256.25                           14,926.64                           82,262.43
 1992...................   17,018.47  23,722.98                           15,680.56                           76,212.70
 1993...................   17,259.12  26,326.49                           17,086.43                           86,417.09
 1994...................   17,674.12  25,071.19  $ 9,838.87   $10,038.07  16,639.55 $ 9,968.28  $ 9,695.00    79,208.42
 1995...................   18,401.19  29,948.07   11,557.83    11,360.92  21,514.34  12,242.06   14,193.96   107,838.80
 1996...................   19,053.28  30,873.63   13,008.06    11,548.68  24,379.98  14,087.95   15,815.91   128,763.66
 1997...................   19,770.95  33,745.25   14,224.45    12,328.54  30,407.16  16,117.12   19,572.63   156,835.46
 1998...................   20,502.34  36,272.33   14,289.07    13,058.43  35,864.34  17,317.95   28,501.23   207,454.79
 1999...................   21,201.50  35,588.76   14,270.63    12,875.72  38,880.28  16,191.16   37,682.20   236,777.25
 2000...................   22,189.14  37,942.45   15,065.06    14,000.73  37,035.21  15,639.35   32,063.97   222,715.26
                                                                CONTRACT VALUE(1)
                          ----------------------------------------------------------------------------------------------
                                       HARRIS      LOOMIS                            WESTPEAK    METLIFE
                            DAVIS     OAKMARK      SAYLES        MFS        MFS       GROWTH      STOCK       PUTNAM
                           VENTURE    MID CAP       SMALL     INVESTORS   RESEARCH      AND       INDEX-   INTERNATIONAL
                            VALUE     VALUE(4)       CAP        TRUST     MANAGERS    INCOME    CLASS A(5)   STOCK(6)
                          ---------- ---------- ------------- ---------- ---------- ----------- ---------- -------------
 As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................                                                                        $ 8,700.98
 1988...................                                                                          9,954.81
 1989...................                                                                         12,748.34
 1990...................                                                                         12,025.47
 1991...................                                                                         15,441.83
 1992...................                                                                         16,313.91
 1993...................             $11,370.39                                     $11,321.11   17,628.00
 1994...................  $ 9,628.96  11,157.06  $ 9,590.97                          11,004.57   17,555.45  $ 10,237.83
 1995...................   13,201.25  14,313.48   12,156.37                          14,780.39   23,679.19    10,698.65
 1996...................   16,356.09  16,574.48   15,637.59                          17,185.98   28,573.33    11,227.90
 1997...................   21,511.40  19,149.94   19,225.09                          22,593.88   37,314.92    10,904.04
 1998...................   24,249.51  17,837.09   18,619.12                          27,709.41   47,066.35    11,508.95
 1999...................   28,083.49  17,631.72   24,161.33   $10,192.36 $11,871.99  29,864.28   55,866.17    14,116.24
 2000...................   30,306.51  20,916.99   25,060.99    10,011.73  11,260.40  27,918.90   50,107.99    12,477.19

                                                               CONTRACT VALUE(1)
                       --------------------------------------------------------------------------------------------------
                                                                                                     STATE     NEUBERGER
                                                  LEHMAN                                             STREET     BERMAN
                                                 BROTHERS    METLIFE STOCK    MORGAN                RESEARCH   PARTNERS
                       PUTNAM LARGE   JANUS      AGGREGATE       INDEX-      STANLEY     RUSSELL   INVESTMENT   MID CAP
                        CAP GROWTH   MID CAP    BOND INDEX     CLASS B(7)   EAFE INDEX 2000 INDEX    TRUST       VALUE
                       ------------ ---------- ------------- -------------- ---------- ----------- ---------- -----------
As of December 31:
1983..................                                                                                9651.32
1984..................                                                                                9518.16
1985..................                                                                               12593.67
1986..................                                                                               13637.60
1987..................                                                                               14359.55
1988..................                                                                               15597.96
1989..................                                                                               20256.36
1990..................                                         $10,081.98                            18834.58
1991..................                                          12,845.24                            24626.51
1992..................                                          13,545.65                            27003.06
1993..................                                          14,576.72                            30370.70
1994..................                                          14,482.13                            28891.96
1995..................                                          19,474.69                            37818.00
1996..................                                          23,471.72                            45429.53
1997..................              $12,654.77                  30,484.43                            57370.39
1998..................               17,046.24  $10,003.32      38,435.98   $10,543.09 $10,575.23    72336.47 $ 10,720.47
1999..................               37,336.22    9,680.84      45,666.19    12,921.72  12,733.22    84304.08   12,379.24
2000..................  $ 7,234.82   25,248.87   10,586.91      40,714.18    10,851.01  12,032.51   77,810.20   15,588.67
                                                    CONTRACT VALUE(1)
                       ---------------------------------------------------------------------------
                       LORD ABBETT   AMERICAN    AMERICAN    AMERICAN FUNDS
                           BOND       FUNDS    FUNDS GROWTH-  GLOBAL SMALL     VIP     VIP EQUITY-
                       DEBENTURE(8)   GROWTH      INCOME     CAPITALIZATION  OVERSEAS    INCOME
                       ------------ ---------- ------------- -------------- ---------- -----------
As of December 31:
1983..................
1984..................              $10,042.12  $10,740.56
1985..................               11,804.69   14,435.22
1986..................               15,070.31   17,271.53                             $ 9,888.64
1987..................               15,958.24   17,022.09                  $ 9,345.49   9,615.25
1988..................               17,912.58   19,067.71                    9,936.28  11,611.24
1989..................               23,021.82   23,425.49                   12,343.46  13,412.67
1990..................               21,567.64   22,359.19                   11,945.10  11,176.22
1991..................               28,174.39   27,183.59                   12,695.83  14,462.11
1992..................               30,600.01   28,756.56                   11,156.05  16,645.30
1993..................               34,898.51   31.654.93                   15,078.13  19,396.57
1994..................               34,395.93   31,680.81                   15,104.86  20,460.15
1995..................               44,951.82   41,315.80                   16,311.44  27,238.96
1996..................    11178.41   49,980.80   48,107.55                   18,185.02  30,677.47
1997..................    12688.77   63,806.85   59,398.83                   19,981.29  38,742.01
1998..................    13237.80   84,885.84   68,997.84     $10,137.74    22,194.68  42,634.76
1999..................    13444.67  131,343.10   75,474.55      19,043.95    31,190.25  44,695.45
2000..................    13308.60  135,016.61   80,154.49      15,621.75    24,867.23  47,780.62
                                                               SURRENDER VALUE(1)
                       --------------------------------------------------------------------------------------------------
                                                  SALOMON
                         BACK BAY    BACK BAY    BROTHERS       SALOMON
                         ADVISORS    ADVISORS    STRATEGIC      BROTHERS     BACK BAY                ALGER
                          MONEY        BOND        BOND           U.S.       MANAGED                 EQUITY     CAPITAL
                          MARKET      INCOME   OPPORTUNITIES   GOVERNMENT   SERIES(2)  BALANCED(3)   GROWTH     GROWTH
                       ------------ ---------- ------------- -------------- ---------- ----------- ---------- -----------
As of December 31:
1983..................  $ 9,648.46  $ 9,724.51                                                                $  9,847.62
1984..................   10,561.87   10,825.14                                                                   9,674.33
1985..................   11,306.52   12,715.30                                                                  16,131.91
1986..................   11,941.77   14,446.07                                                                  31,789.29
1987..................   12,581.04   14,614.97                              $ 9,248.76                          48,277.62
1988..................   13,379.19   15,669.85                               10,009.63                          43,331.97
1989..................   14,460.36   17,413.80                               11,788.16                          56,109.65
1990..................   15,477.01   18,624.85                               12,029.85                          53,360.04
1991..................   16,338.98   21,845.84                               14,302.11                          81,452.43
1992..................   16,855.30   23,499.47                               15,096.06                          75,516.79
1993..................   17,249.12   26,316.49                               16,528.21                          86,407.09
1994..................   17,664.12   25,061.19  $ 9,258.29     $ 9,445.85    16,170.28 $ 9,380.13  $ 9,122.84   79,198.42
1995..................   18,391.19   29,938.07   10,928.71      10,742.43    21,107.08  11,575.99   13,422.49  107,828.80
1996..................   19,043.28   30,863.63   12,359.16      10,972.02    24,140.56  13,385.59   15,028.03  128,753.66
1997..................   19,760.95   33,735.25   13,579.35      11,768.76    30,387.16  15,386.85   18,767.63  156,825.48
1998..................   20,492.34   36,262.33   13,705.37      12,524.57    35,844.34  16,611.57   27,696.23  207,444.79
1999..................   21,191.50   35,578.76   13,751.89      12,407.20    38,860.28  15,603.28   36,877.20  236,767.25
2000..................   22,179.14   37,932.45   14,585.51      13,554.71    37,015.21  15,141.71   31,258.97  222,705.26

                                                                SURRENDER VALUE(1)
                         -------------------------------------------------------------------------------------------------
                                        HARRIS      LOOMIS                              WESTPEAK   METLIFE
                            DAVIS       OAKMARK     SAYLES                     MFS       GROWTH     STOCK       PUTNAM
                           VENTURE      MID CAP     SMALL    MFS INVESTORS   RESEARCH     AND       INDEX-   INTERNATIONAL
                            VALUE      VALUE(4)      CAP         TRUST       MANAGERS    INCOME   CLASS A(5)   STOCK(6)
                         ------------ ----------- ---------- -------------- ---------- ---------- ---------- -------------
 As of December 31:
 1983..................
 1984..................
 1985..................
 1986..................
 1987..................                                                                           $ 8,171.98
 1988..................                                                                             9,397.25
 1989..................                                                                            12,097.30
 1990..................                                                                            11,464.32
 1991..................                                                                            14,796.43
 1992..................                                                                            15,706.61
 1993..................               $ 10,685.22                                      $10,638.82  17,052.72
 1994..................   $ 9,060.66    10,534.58 $ 9,012.40                            10,390.32  17,061.45  $ 9,633.91
 1995..................    12,483.38    13,584.96  11,482.43                            14,028.76  23,232.96   10,115.92
 1996..................    15,551.09    15,808.63  14,846.03                            16,392.61  28,296.17   10,667.11
 1997..................    20,706.40    18,354.37  18,407.59                            21,773.88  37,294.92   10,408.36
 1998..................    23,444.51    17,174.95  17,847.54                            26,889.41  47,046.35   11,037.84
 1999..................    27,278.49    17,056.32  23,343.83   $ 9,576.11   $11,157.48  29,044.28  55,846.17   13,603.05
 2000..................    29,501.51    20,332.23  24,254.07     9,451.10    10,632.33  27,145.09  50,087.99   12,079.16
                                                                SURRENDER VALUE(1)
                         -------------------------------------------------------------------------------------------------
                                                                                                    STATE
                                                    LEHMAN                                          STREET     NEUBERGER
                                                   BROTHERS  METLIFE STOCK    MORGAN               RESEARCH     BERMAN
                         PUTNAM LARGE  JANUS MID  AGGREGATE      INDEX-      STANLEY    RUSSELL   INVESTMENT PARTNERS MID
                          CAP GROWTH      CAP     BOND INDEX   CLASS B(7)   EAFE INDEX 2000 INDEX   TRUST      CAP VALUE
                         ------------ ----------- ---------- -------------- ---------- ---------- ---------- -------------
 As of December 31:
 1983..................                                                                           $ 9,071.72
 1984..................                                                                             8,989.18
 1985..................                                                                            11,955.28
 1986..................                                                                            13,008.91
 1987..................                                                                            13,762.99
 1988..................                                                                            15,021.44
 1989..................                                                                            19,603.28
 1990..................                                        $ 9,472.18                          18,311.05
 1991..................                                         12,131.59                          24,168.23
 1992..................                                         12,855.14                          26,745.03
 1993..................                                         13,900.77                          30,355.70
 1994..................                                         13,875.60                          28,876.96
 1995..................                                         18,753.60                          37,803.00
 1996..................                                         22,712.36                          45,414.53
 1997..................               $ 11,889.47               29,664.43                          57,355.39
 1998..................                 16,221.24 $ 9,415.62    37,724.13   $ 9,923.82 $ 9,954.08  72,323.47  $10,088.32
 1999..................                 36,511.22   9,155.57    45,235.20    12,221.45  12,043.13  84,289.08   11,705.76
 2000..................   $ 6,791.59    24,423.87  10,060.36    40,694.18    10,311.39  11,434.41  77,795.20   14,812.03
                                                    SURRENDER VALUE(1)
                         ------------------------------------------------------------------------
                                                   AMERICAN
                         LORD ABBETT   AMERICAN     FUNDS    AMERICAN FUNDS               VIP
                             BOND        FUNDS     GROWTH-    GLOBAL SMALL     VIP      EQUITY-
                         DEBENTURE(8)   GROWTH      INCOME   CAPITALIZATION  OVERSEAS    INCOME
                         ------------ ----------- ---------- -------------- ---------- ----------
 As of December 31:
 1983..................
 1984..................               $  9,427.15 $10,084.73
 1985..................                 11,139.74  13,628.22
 1986..................                 14,296.83  16,444.03                           $ 9,305.15
 1987..................                 15,212.62  16,228.59                $ 8,771.28   9,091.03
 1988..................                 17,159.62  18,267.97                  9,372.22  11,031.48
 1989..................                 22,194.32  22,597.99                 11,704.96  12,804.10
 1990..................                 20,860.76  21,627.37                 11,380.07  10,718.58
 1991..................                 27,386.18  26,422.14                 12,154.15  13,936.47
 1992..................                 30,021.71  28,211.44                 10,726.94  16,115.97
 1993..................                 34,556.92  31,342.53                 14,575.67  18,867.86
 1994..................                 34,368.43  31,653.31                 14,669.53  20,086.86
 1995..................                 44,924.32  41,288.30                 15,990.34  26,988.81
 1996..................   $10,504.48    49,953.30  48,080.05                 17,993.85  30,672.47
 1997..................    11,983.58    63,779.35  59,371.33                 19,953.79  38,737.01
 1998..................    12,562.53    84,858.34  68,970.34   $ 9,524.68    22,167.18  42,629.76
 1999..................    12,819.66   131,315.60  75,447.05    18,223.95    31,162.75  44,690.45
 2000..................    12,749.60   134,989.11  80,126.99    14,828.47    24,839.73  47,775.62

                 ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)

                                             SALOMON
                       BACK BAY BACK BAY    BROTHERS     SALOMON    BACK BAY
                       ADVISORS ADVISORS    STRATEGIC    BROTHERS   ADVISORS                  ALGER                 DAVIS
                        MONEY     BOND        BOND         U.S.     MANAGED                  EQUITY      CAPITAL   VENTURE
                        MARKET   INCOME   OPPORTUNITIES GOVERNMENT SERIES(2)  BALANCED(3)    GROWTH      GROWTH     VALUE
                       -------- --------- ------------- ---------- ---------- ----------- ------------- ---------  -------
As of December 31:
 1983................     2.59%    3.39%                                                                    4.70%
 1984................     8.94    10.78                                                                    -2.23
 1985................     6.54    16.89                                                                    65.49
 1986................     5.12    13.07                                                                    92.42
 1987................     4.85     0.69                               -1.55%                               50.58
 1988................     5.84     6.71                                7.69                               -10.08
 1989................     7.57    10.61                               17.18                                28.95
 1990................     6.53     6.46                                1.57                                -4.83
 1991................     4.60    16.21                               18.30                                51.86
 1992................     2.22     6.59                                5.05                                -7.35
 1993................     1.41    10.97                                8.97                                13.39
 1994................     2.40    -4.77       -1.61%       0.38%      -2.62      -0.32%       -3.05%       -8.34    -3.71%
 1995................     4.11    19.45       17.47       13.18       29.30      22.81        46.40        36.15    37.10
 1996................     3.54     3.09       12.55        1.65       13.32      15.08        11.43        19.40    23.90
 1997................     3.77     9.30        9.35        6.75       24.72      14.40        23.75        21.80    31.52
 1998................     3.70     7.49        0.45        5.92       17.95       7.45        45.62        32.28    12.73
 1999................     3.41    -1.88       -0.13       -1.40        8.41      -6.51        32.21        14.13    15.81
 2000................     4.66     6.61        5.57        8.74       -4.75      -3.41       -14.91        -5.94     7.92
Cumulative Return....   121.89   279.42       50.65       40.01      270.35      56.39       220.64     2,127.15   203.07
Annual Effective Rate
 of Return...........     4.71     8.00        6.87        5.61       10.05       7.52        20.81        19.61    19.71
                        HARRIS                                                  METLIFE
                       OAKMARK   LOOMIS                    MFS      WESTPEAK     STOCK       PUTNAM      PUTNAM
                       MID CAP   SAYLES   MFS INVESTORS  RESEARCH    GROWTH     INDEX-    INTERNATIONAL LARGE CAP   JANUS
                       VALUE(4) SMALL CAP     TRUST      MANAGERS  AND INCOME CLASS A(5)    STOCK(6)     GROWTH    MID CAP
                       -------- --------- ------------- ---------- ---------- ----------- ------------- ---------  -------
As of December 31:
 1983................
 1984................
 1985................
 1986................
 1987................                                                           -12.99%
 1988................                                                            14.41
 1989................                                                            28.06
 1990................                                                            -5.67
 1991................                                                            28.41
 1992................                                                             5.65
 1993................    13.70%                                       13.21%      8.06
 1994................    -1.88    -4.09%                              -2.80      -0.41         2.38%
 1995................    28.29    26.75                               34.31      34.88         4.50
 1996................    15.80    28.64                               16.28      20.67         4.95
 1997................    15.54    22.94                               31.47      30.59        -2.88                 26.55%
 1998................    -6.86    -3.15                               22.64      26.13         5.55                 34.70
 1999................    -1.15    29.77        1.92%      18.72%       7.78      18.70        22.65                119.03
 2000................    18.63     3.72       -1.77       -5.15       -6.51     -10.31       -11.61       -27.65%  -32.37
Cumulative Return....   109.17   150.61        0.12       12.60      179.19     401.08        24.77       -27.65   152.49
Annual Effective Rate
 of Return...........    10.10    14.78        0.07        7.37       14.33      12.51         3.66       -38.38    27.36

                           LEHMAN                                      STATE    NEUBERGER
                          BROTHERS                  MORGAN             STREET    BERMAN
                          AGGREGATE MET LIFE STOCK STANLEY  RUSSELL   RESEARCH  PARTNERS   LORD ABBETT  AMERICAN
                            BOND        INDEX-       EAFE    2000    INVESTMENT  MID CAP       BOND       FUNDS
                            INDEX     CLASS B(7)    INDEX    INDEX     TRUST    VALUE(10)  DEBENTURE(8)   GROWTH
                          --------- -------------- -------- -------  ---------- ---------  ------------ ---------
As of December 31:
 1983...................                                                 -3.49%
 1984...................                                                 -1.38                              0.42%
 1985...................                                                 32.31                             17.55
 1986...................                                                  8.29                             27.66
 1987...................                                                  5.29                              5.89
 1988...................                                                  8.62                             12.25
 1989...................                                                 29.87                             28.52
 1990...................                  0.82%                          -7.02                             -6.32
 1991...................                 27.41                           30.75                             30.63
 1992...................                  5.45                            9.65                              8.61
 1993...................                  7.61                           12.47                             14.05
 1994...................                 -0.65                           -4.87                             -1.44
 1995...................                 34.47                           30.89                             30.69
 1996...................                 20.52                           20.13                 11.78%      11.19
 1997...................                 29.88                           26.28                 13.51       27.66
 1998...................     0.03%       26.08        5.43%   5.75%      26.09      7.20%       4.33       33.04
 1999...................    -3.22        18.81       22.56   20.41       16.54     15.47        1.56       54.73
 2000...................     9.36       -10.84      -16.03   -5.50        -7.7     25.93       -1.01        2.80
Cumulative Return.......     5.87       307.14        8.51   20.33      678.10     55.89       33.09    1,250.17
Annual Effective Rate of
 Return.................     2.78        14.07        4.00    9.29       12.44     23.03        6.31       16.66
                                                                                              LEHMAN
                                                                                           INTERMEDIATE
                          AMERICAN     AMERICAN                                            GOVERNMENT/
                            FUNDS       FUNDS                 VIP    DOW JONES   S&P 500      CREDIT    CONSUMER
                           GROWTH-   GLOBAL SMALL    VIP    EQUITY-  INDUSTRIAL   STOCK        BOND       PRICE
                           INCOME   CAPITALIZATION OVERSEAS INCOME   AVERAGE(9) INDEX(10)   INDEX(11)   INDEX(12)
                          --------- -------------- -------- -------  ---------- ---------  ------------ ---------
As of December 31:
 1983...................                                                  5.11%     1.79%       4.51%       1.07%
 1984...................     7.41%                                        1.35      6.27       14.37        3.95
 1985...................    34.40                                        33.62     31.73       18.06        3.77
 1986...................    19.65                            -1.11%      27.25     18.66       13.13        1.13
 1987...................    -1.44                    -6.55%  -2.76        5.55      5.25        3.66        4.41
 1988...................    12.02                     6.32   20.76       16.21     16.61        6.67        4.42
 1989...................    22.85                    24.23   15.51       32.24     31.69       12.77        4.65
 1990...................    -4.55                    -3.23  -16.67       -0.54     -3.10        9.16        6.11
 1991...................    21.58                     6.28   29.40       24.25     30.47       14.62        3.06
 1992...................     5.79                   -12.13   15.10        7.40      7.62        7.17        2.90
 1993...................    10.08                    35.16   16.53       16.97     10.08        8.79        2.75
 1994...................     0.08                     0.18    5.48        5.02      1.32       -1.93        2.67
 1995...................    30.41                     7.99   33.13       36.94     37.58       15.33        2.54
 1996...................    16.44                    11.49   12.62       28.91     22.96        4.05        3.32
 1997...................    23.47                     9.88   26.29       24.91     33.36        7.87        1.83
 1998...................    16.16         1.38%      11.08   10.05       18.14     28.52        8.44        1.61
 1999...................     9.39        87.85       40.53    4.83       27.21     21.04       -2.15        2.68
 2000...................     6.20       -17.97      -20.27    6.90       -4.51%    -9.11%      10.12%       3.39%
Cumulative Return.......   701.54        56.22      148.67  377.81    1,414.13% 1,223.41%     341.86%      73.65%
Annual Effective Rate of
 Return.................    13.11        18.19        6.77   11.67       16.97%    16.07%       8.95%       3.24%

                 ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)

                                         SALOMON
                    BACK BAY BACK BAY   BROTHERS     SALOMON   BACK BAY
                    ADVISORS ADVISORS   STRATEGIC    BROTHERS  ADVISORS                ALGER
                     MONEY     BOND       BOND         U.S.     MANAGED                EQUITY      CAPITAL
                     MARKET   INCOME  OPPORTUNITIES GOVERNMENT SERIES(2) BALANCED(3)   GROWTH      GROWTH
                    -------- -------- ------------- ---------- --------- ----------- ---------- -------------
As of December 31:
 1983............     -3.52%   -2.75%                                                                -1.52%
 1984............      9.47    11.32                                                                 -1.76
 1985............      7.05    17.46                                                                 66.75
 1986............      5.62    13.61                                                                 97.06
 1987............      5.35     1.17                             -7.51                               51.87
 1988............      6.34     7.22                              8.23                              -10.24
 1989............      8.08    11.13                             17.77                               29.49
 1990............      7.03     6.95                              2.05                               -4.90
 1991............      5.57    17.29                             18.89                               52.65
 1992............      3.16     7.57                              5.55                               -7.29
 1993............      2.34    11.99                              9.49                               14.42
 1994............      2.41    -4.77      -7.42%      -5.54%     -2.17      -6.20%      -8.77%       -8.34
 1995............      4.12    19.46      18.04       13.73      30.53      23.41       47.13        36.15
 1996............      3.55     3.09      13.09        2.14      14.37      15.63       11.96        19.41
 1997............      3.77     9.30       9.87        7.26      25.88      14.95       24.88        21.80
 1998............      3.70     7.49       0.93        6.42      17.96       7.96       47.57        32.28
 1999............      3.41    -1.89       0.34       -0.94       8.41      -6.07       33.15        14.14
 2000............      4.66     6.62       6.06        9.25      -4.75      -2.96      -15.23        -5.94
Cumulative
 Return..........    121.79   279.32      45.86       35.55     270.15      51.42      212.59     2,127.05
Annual Effective
 Rate of Return..      4.70     8.00       6.31        5.06      10.05       6.96       20.31        19.61
                              HARRIS                                                  METLIFE
                     DAVIS   OAKMARK     LOOMIS        MFS        MFS     WESTPEAK     STOCK       PUTNAM      PUTNAM
                    VENTURE  MID CAP     SAYLES     INVESTORS  RESEARCH    GROWTH      INDEX-   INTERNATIONAL LARGE CAP  JANUS
                     VALUE   VALUE(4)   SMALL CAP     TRUST    MANAGERS  AND INCOME  CLASS A(5)   STOCK(6)     GROWTH   MID CAP
                    -------- -------- ------------- ---------- --------- ----------- ---------- ------------- --------- -------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............                                                                      -18.28
 1988............                                                                       14.99
 1989............                                                                       28.73
 1990............                                                                       -5.23
 1991............                                                                       29.07
 1992............                                                                        6.15
 1993............               6.85%                                        6.39%       8.57
 1994............     -9.39%   -1.41      -9.88%                            -2.34        0.05        -3.66%
 1995............     37.78    28.96      27.41                             35.02       36.17         5.00
 1996............     24.57    16.37      29.29                             16.85       21.79         5.45
 1997............     33.15    16.10      23.99                             32.83       31.80        -2.43               18.89%
 1998............     13.22    -6.43      -3.04                             23.49       26.15         6.05               36.43
 1999............     16.35    -0.69      30.80       -4.24%     11.57%      8.01       18.70        23.24              125.08
 2000............      8.15    19.21       3.90       -1.31      -4.71      -6.54      -10.31       -11.20     -32.08%  -33.11
Cumulative
 Return..........    195.02   103.32     142.54       -5.49       6.32     171.45      400.88        20.79     -32.08   144.24
Annual Effective
 Rate of Return..     19.18     9.70      14.22       -3.33       3.74      13.91       12.51         3.11     -43.94    26.26

                           LEHMAN                                       STATE    NEUBERGER
                          BROTHERS                   MORGAN             STREET    BERMAN
                          AGGREGATE    MET LIFE     STANLEY  RUSSELL   RESEARCH  PARTNERS   LORD ABBETT  AMERICAN
                            BOND     STOCK INDEX-     EAFE    2000    INVESTMENT  MID CAP       BOND       FUNDS
                            INDEX     CLASS B(7)     INDEX    INDEX     TRUST      VALUE    DEBENTURE(8)  GROWTH
                          --------- --------------- -------- -------  ---------- ---------  ------------ ---------
As of December 31:
 1983...................                                                  -9.28%
 1984...................                                                  -0.91                             -5.73%
 1985...................                                                  33.00                             18.17
 1986...................                                                   8.81                             28.34
 1987...................                                                    5.8                              6.41
 1988...................                                                   9.14                             12.80
 1989...................                                                   30.5                             29.34
 1990...................                 -5.28%                           -6.59                             -6.01
 1991...................                 28.08                            31.99                             31.28
 1992...................                  5.96                            10.66                              9.62
 1993...................                  8.13                             13.5                             15.11
 1994...................                 -0.18                            -4.87                             -0.55
 1995...................                 35.16                            30.91                             30.71
 1996...................                 21.11                            20.13                  5.04%      11.19
 1997...................                 30.61                            26.29                 14.08       27.68
 1998...................    -5.84%       27.17        -0.76%  -0.46%       26.1      0.88%       4.83       33.05
 1999...................    -2.76        19.91        23.15   20.99       16.54     16.03        2.05       54.75
 2000...................     9.88       -10.04       -15.63   -5.05        -7.7     26.54       -0.55        2.80
Cumulative Return.......     0.60       306.94         3.11   14.34      677.95     48.12       27.50    1,249.89
Annual Effective Rate of
 Return.................     0.29        14.06         1.48    6.65       12.44     20.13        5.34       16.66
                                                                                               LEHMAN
                                                                                            INTERMEDIATE
                                                                                            GOVERNMENT/
                          AMERICAN  AMERICAN GLOBAL            VIP    DOW JONES   S&P 500      CREDIT    CONSUMER
                           GROWTH-       SMALL        VIP    EQUITY-  INDUSTRIAL   STOCK        BOND       PRICE
                           INCOME   CAPITALIZATIONS OVERSEAS INCOME   AVERAGE(9) INDEX(10)   INDEX(11)   INDEX(12)
                          --------- --------------- -------- -------  ---------- ---------  ------------ ---------
As of December 31:
 1983...................                                                   5.11%     1.79%       4.51%       1.07%
 1984...................     0.85%                                         1.35      6.27       14.37        3.95
 1985...................    35.14                                         33.62     31.73       18.06        3.77
 1986...................    20.66                             -6.95%      27.25     18.66       13.13        1.13
 1987...................    -1.31                    -12.29%  -2.30        5.55      5.25        3.66        4.41
 1988...................    12.57                      6.85   21.34       16.21     16.61        6.67        4.42
 1989...................    23.70                     24.89   16.07       32.24     31.69       12.77        4.65
 1990...................    -4.30                     -2.78  -16.29       -0.54     -3.10        9.16        6.11
 1991...................    22.17                      6.80   30.02       24.25     30.47       14.62        3.06
 1992...................     6.77                    -11.74   15.64        7.40      7.62        7.17        2.90
 1993...................    11.10                     35.88   17.08       16.97     10.08        8.79        2.75
 1994...................     0.99                      0.64    6.46        5.02      1.32       -1.93        2.67
 1995...................    30.44                      9.00   34.36       36.94     37.58       15.35        2.54
 1996...................    16.45                     12.53   13.65       28.91     22.96        4.05        3.32
 1997...................    23.48                     10.89   26.29       24.91     33.36        7.87        1.83
 1998...................    16.17        -4.75%       11.09   10.05       18.14     28.52        8.44        1.61
 1999...................     9.39        91.33        40.58    4.83       27.21     21.04       -2.15        2.68
 2000...................     6.20       -18.63       -20.29    6.90       -4.51%    -9.11%      10.12%       3.39%
Cumulative Return.......   701.27        48.28       148.40  377.76    1,414.13% 1,223.41%     341.86%      73.65%
Annual Effective Rate of
 Return.................    13.11        15.91         6.76   11.67       16.97%    16.07%       8.95%       3.24%

--------
NOTES:

(1) The Contract Value, Surrender Value and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Value figures are net of all deductions and expenses except premium tax. Each surrender value shown equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge. (See "Administration Charges, Contingent Deferred Sales and Other Deductions.") 1983 figures for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series are from September 1 through December 31, 1983. The 1986 figure for the VIP Equity-Income Portfolio is from November 1, 1986 through December 31, 1986; the 1987 figure for the VIP Overseas Portfolio is from February 1, 1987 through December 31, 1987. The 1987 figure for the Back Bay Advisors Managed Series is from May 1, 1987 through December 31, 1987. The 1993 figures for the Harris Oakmark Mid Cap Value and Westpeak Growth and Income Series are from May 1, 1993 through December 31, 1993. The 1994 figure for the Loomis Sayles Small Cap Series is from May 2, 1994 through December 31, 1994. 1999 figures for the MFS Investors Trust and MFS Research Managers Series are from May 1 to December 31, 1999. The 1994 figures for the other Zenith Fund Series are from November 1, 1994 through December 31, 1994. The 1994 figure for the Putnam International Portfolio is from November 1, 1994 through December 31, 1994 (see footnote 6 for more information). 2000 figures for the Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000. The 1997 figure for the Janus Mid Cap Portfolio is from March 3, 1997 through December 31, 1997. The 1998 figures for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios are from December 1, 1998 through December 31, 1998. The 1990 figure for the MetLife Stock Index Portfolio is from May 1, 1990 through December 31, 1990. The 1987 figure for the MetLife Stock Index Portfolio--Class A, is from May 1, 1987, through December 31, 1987 (see footnote 5 for more information). The 1983 figures for the State Street Research Investment Trust are from July 1, 1983 to December 31, 1983. The 1998 figures for the Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 to December 31, 1998. The 1996 figures for the Lord Abbett Bond Debenture Portfolio are from May 1, 1996 to December 31, 1996. The 1984 figures for the American Funds Growth-Income Fund and the American Funds Growth Fund are from March 1, 1984 to December 31, 1984. The 1998 figures for the American Global Funds Small Capitalization Fund are from May 1, 1998 to December 31, 1998.

(2) The Back Bay Advisors Managed Series is only available through Contracts purchased prior to May 1, 1995.

(3) Wellington Management Company LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as the sub-adviser.
(4) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

(5) On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class A is only available through Contracts purchased prior to May 1, 1995.

(6) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(7) The MetLife Stock Index Portfolio--Class B is only available through Contracts purchased after May 1, 1995.

(8) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

(9) The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(10) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.

(11) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/ Corporate Bond Index covering all issues with maturities between 1 and 10 years which is comprised of taxable, publicly issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman Index that is comprised of taxable, fixed rate publicly issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.

(12) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  The chart below illustrates what would have been the change in value of a $100 monthly investment in each of the Eligible Funds if monthly purchase payments for a Contract had been made on the first day of each month starting with September 1, 1983 for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series; November 1, 1986 for the VIP Equity-Income Portfolio; February 1, 1987 for the VIP Overseas Portfolio;
May 1, 1987 for the Westpeak Stock Index Series and Back Bay Advisors Managed Series; May 1, 1993 for the Harris Oakmark Mid Cap Value and Westpeak Growth and Income Series; May 2, 1994 for the Loomis Sayles Small Cap Series, May 1, 1999 for the MFS Investors Trust Series and the MFS Research Managers Series November 1, 1994 for the remaining Zenith Fund Series; November 1, 1994 for the Putnam International Stock Portfolio; May 1, 2000 for the Putnam Large Cap Growth Portfolio; March 3, 1997 for the Janus Mid Cap Portfolio; December 1, 1998 for the Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index and Russell 2000 Index Portfolios; May 1, 1990 for the MetLife Stock Index Portfolio; May 1, 1987 for the MetLife Stock Index Portfolio-Class A; July 1, 1983 for the State Street Research Investment Trust Portfolio; December 1, 1998 for the Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 1996 for the Lord Abbett Bond Debenture Portfolio; March 1, 1984 for the American Funds Growth-Income Fund and American Funds Growth Funds; May 1, 1998 for the American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge, and only surrender values, not Contract Values, reflect the deduction of any applicable Contingent Deferred Sales Charge. Each purchase payment is divided by the Accumulation Unit Value of each sub-account on the date of the investment to calculate the number of Accumulation Units purchased. The total number of units under the Contract is reduced on each Contract anniversary as a result of the $30 Administration Contract Charge, as described in the illustrations of average annual total return. The Contract Value and the surrender value are calculated according to the methods described in the preceding examples. The annual effective rate of return in this illustration represents the compounded annual rate that the hypothetical purchase payments shown would have had to earn in order to produce the Contract Value and surrender value illustrated on December 31, 2000. In other words, the annual effective rate of return is the rate which, when added to 1 and raised to a power equal to the number of months for which the payment is invested divided by twelve, and multiplied by the payment amount, for all monthly payments, would yield the contract value or surrender value on the ending date of the illustration.

                              INVESTMENT RESULTS

                                               CONTRACT VALUE
                                ----------------------------------------------
                                            BACK BAY    BACK BAY
                                            ADVISORS    ADVISORS
                                CUMULATIVE   MONEY        BOND       CAPITAL
                                 PAYMENTS    MARKET      INCOME      GROWTH
                                ---------- ----------  ----------  -----------
As of December 31:
 1983.........................   $   400   $   406.44  $   405.13  $    409.40
 1984.........................     1,600     1,673.57    1,720.27     1,648.95
 1985.........................     2,800     2,999.59    3,304.19     4,277.11
 1986.........................     4,000     4,362.45    4,982.85     9,765.58
 1987.........................     5,200     5,788.99    6,208.12    15,890.14
 1988.........................     6,400     7,350.98    7,835.43    15,451.37
 1989.........................     7,600     9,142.45    9,915.71    21,215.12
 1990.........................     8,800    10,970.63   11,807.13    21,316.48
 1991.........................    10,000    12,694.15   15,037.48    33,833.21
 1992.........................    11,200    14,182.75   17,272.18    32,549.81
 1993.........................    12,400    15,588.48   20,405.31    38,177.72
 1994.........................    13,600    17,179.87   20,609.31    36,110.66
 1995.........................    14,800    19,112.88   25,924.91    50,536.57
 1996.........................    16,000    21,015.28   27,970.49    61,680.44
 1997.........................    17,200    23,035.65   31,839.31    76,386.05
 1998.........................    18,400    25,117.66   35,471.79   102,421.14
 1999.........................    19,600    27,204.91   36,000.18   118,236.35
 2000.........................    20,800    29,712.91   39,638.30   112,387.54
Annual Effective Rate of
 Return.......................                   3.95%       6.99%       17.27%

                               INVESTMENT RESULTS

                                                                CONTRACT VALUE
                          --------------------------------------------------------------------------------------------
                                        SALOMON
                                        BROTHERS       SALOMON                                   DAVIS
                          CUMULATIVE STRATEGIC BOND BROTHERS U.S.                  ALGER        VENTURE
                           PAYMENTS  OPPORTUNITIES   GOVERNMENT   BALANCED(1)  EQUITY GROWTH     VALUE
                          ---------- -------------- ------------- ----------- ---------------- ----------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................
 1994...................   $   200     $   196.89    $   200.97    $  200.89     $   199.08    $   197.97
 1995...................     1,400       1,507.66      1,476.06     1,543.68       1,671.74      1,632.30
 1996...................     2,600       2,953.92      2,704.81     3,072.43       3,119.42      3,373.37
 1997...................     3,800       4,468.88      4,116.70     4,784.73       5,139.40      5,782.92
 1998...................     5,000       5,665.15      5,577.70     6,376.35       8,979.85      7,808.14
 1999...................     6,200       6,851.58      6,681.23     7,090.73      13,293.36     10,329.36
 2000...................     7,400       8,468.43      8,523.92     8,012.49      12,311.39     12,354.89
Annual Effective Rate of
 Return.................                     4.31%         4.52%        2.54%         16.34%        16.45%
                                                          CONTRACT VALUE
                          -------------------------------------------------------------------------------
                                        BACK BAY       METLIFE                                  WESTPEAK
                          CUMULATIVE    ADVISORS    STOCK INDEX-  CUMULATIVE   HARRIS OAKMARK   GROWTH &
                           PAYMENTS    MANAGED(2)    CLASS A(3)    PAYMENTS   MID CAP VALUE(4)   INCOME
                          ---------- -------------- ------------- ----------- ---------------- ----------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................   $   800     $   770.01    $   692.54
 1988...................     2,000       2,043.71      2,035.10
 1989...................     3,200       3,667.24      3,919.94
 1990...................     4,400       4,943.00      4,866.74
 1991...................     5,600       7,152.27      7,578.85
 1992...................     6,800       8,757.01      9,255.04
 1993...................     8,000      10,767.63     11,234.80    $     800     $   848.90    $   848.38
 1994...................     9,200      11,675.61     12,385.13        2,000       2,021.49      2,002.46
 1995...................    10,400      16,460.59     18,094.48        3,200       3,907.29      4,059.83
 1996...................    11,600      19,948.81     23,166.00        4,400       5,786.10      6,026.98
 1997...................    12,800      26,213.90     31.612.17        5,600       7,957.27      9,279.81
 1998...................    14,000      32,236.96     41,250.07        6,800       8,532.56     12,712.04
 1999...................    15,200      36,210.56     50,300.40        8,000       9,587.90     14,933.13
 2000...................    16,400      35,646.32     46,215.64        9,200      12,734.05     15,100.04
Annual Effective Rate of
 Return.................                    10.68%        14.06%                       8.31%        12.64%

                                                       CONTRACT VALUE
                          -------------------------------------------------------------------------
                                                                               LEHMAN
                                                       PUTNAM                 BROTHERS                METLIFE
                          CUMULATIVE LOOMIS SAYLES  INTERNATIONAL CUMULATIVE AGGREGATE   CUMULATIVE STOCK INDEX-
                           PAYMENTS    SMALL CAP      STOCK(5)     PAYMENTS  BOND INDEX   PAYMENTS   CLASS B(6)
                          ---------- -------------- ------------- ---------- ----------  ---------- ------------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................                                                                  $  2,000   $  798.89
 1991...................                                                                     5,000    2,332.32
 1992...................                                                                     8,000    3,697.62
 1993...................                                                                    11,000    5,200.31
 1994...................    $  800     $ 782.65       $  204.56                             14,000    6,349.70
 1995...................     2,000       2,337.57      1,436.32                             17,000    9,915.52
 1996...................     3,200       4,363.73      2,706.36                             20,000   13,272.49
 1997...................     4,400       6,686.43      3,767.74                             23,000   18,581.69
 1998...................     5,600       7,671.86      5,140.59    $   100   $  100.03      26,000   24,797.76
 1999...................     6,800      11,512.35      7,695.58        300    1,255.25      29,000   30,792.91
 2000...................     8,000      13,092.14      7,924.13      2,500    2,623.86      32,000   28,543.83
Annual Effective Rate of
 Return.................                    14.55%         2.19%                  4.52%                  14.30%
                                                 CONTRACT VALUE
                          -------------------------------------------------------------
                                                                               STATE     NEUBERGER
                                                                               STREET      BERMAN
                                                                              RESEARCH    PARTNERS
                          CUMULATIVE MORGAN STANLEY RUSSELL 2000  CUMULATIVE INVESTMENT   MID CAP
                           PAYMENTS    EAFE INDEX       INDEX      PAYMENTS    TRUST       VALUE
                          ---------- -------------- ------------- ---------- ----------  ----------
As of December 31:
 1983...................                                           $   600      592.96
 1984...................                                             1,800    1,790.74
 1985...................                                             3,000    3,726.98
 1986...................                                             4,200    5,225.17
 1987...................                                             5,400    6,564.00
 1988...................                                             6,600    8,362.12
 1989...................                                             7,800   12,163.81
 1990...................                                             9,000   12,445.86
 1991...................                                            10,200   17,651.14
 1992...................                                            11,400   20,658.54
 1993...................                                            12,600   24,500.99
 1994...................                                            13,800   24,464.41
 1995...................                                            15,000   33,394.42
 1996...................                                            16,200   41,435.66
 1997...................                                            17,400   53,652.59
 1998...................    $  100     $   105.43     $  105.75     18,600   69,013.57    $ 212.50
 1999...................     1,300       1,517.43      1,516.10     19,800   81,760.89    1,519.13
 2000...................     2,500       2,341.10      2,531.57     21,000   76,546.75    3,275.85
Annual Effective Rate of
 Return.................                    -5.94%         1.16%                 13.34%      21.97%

                               INVESTMENT RESULTS

                                                       CONTRACT VALUE
                          --------------------------------------------------------------------------
                                        MFS        MFS                 PUTNAM
                          CUMULATIVE INVESTORS  RESEARCH   CUMULATIVE LARGE CAP CUMULATIVE   JANUS
                           PAYMENTS    TRUST    MANAGERS    PAYMENTS   GROWTH    PAYMENTS   MID CAP
                          ---------- ---------  ---------  ---------- --------- ---------- ---------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................
 1994...................
 1995...................
 1996...................
 1997...................                                                          $1,000   $1,152.03
 1998...................                                                           2,200    3,044.65
 1999...................    $ 800    $  834.55  $  931.91                          3,400    8,725.76
 2000...................    2,000     1,981.41   1,954.97     $800     $617.52     4,600    6,745.03
Annual Effective Rate of
 Return.................                 -1.06%     -2.58%              -51.09%                20.30%

                                                          CONTRACT VALUE
                   -----------------------------------------------------------------------------------------------
                                                                   AMERICAN
                              LORD ABBETT              AMERICAN     FUNDS                AMERICAN FUNDS
                   CUMULATIVE     BOND     CUMULATIVE   FUNDS      GROWTH-    CUMULATIVE  GLOBAL SMALL  CUMULATIVE    VIP
                    PAYMENTS  DEBENTURE(7)  PAYMENTS    GROWTH      INCOME     PAYMENTS  CAPITALIZATION  PAYMENTS   OVERSEAS
                   ---------- ------------ ---------- ----------  ----------  ---------- -------------- ---------- ----------
As of
 December 31:
 1983............
 1984............                           $ 1,100   $ 1,118.94  $ 1,176.97
 1985............                             2,300     2,612.99    2,973.15
 1986............                             3,500     4,606.22    4,781.50
 1987............                             4,700     5,915.18    5,748.70                             $ 1,100   $ 1,007.13
 1988............                             5,900     7,860.36    7,659.99                               2,300     2,306.86
 1989............                             7,100    11,388.01   10,691.09                               3,500     4,229.80
 1990............                             8,300    11,823.35   11,388.82                               4,700     5,222.71
 1991............                             9,500    16,771.87   15,142.23                               5,900     6,778.08
 1992............                            10,700    19,504.19   17,258.38                               7,100     7,031.68
 1993............                            11,900    23,530.51   20,249.21                               8,300    10,872.84
 1994............                            13,100    24,382.06   21,456.41                               9,500    12,048.05
 1995............                            14,300    33,196.52   29,341.84                              10,700    14,272.33
 1996............    $  800    $  856.75     15,500    38,189.23   35,464.87                              11,900    17,185.14
 1997............     2,000     2,231.37     16,700    50,112.38   45,109.94                              13,100    20,101.70
 1998............     3,200     3,526.66     17,900    68,124.12   53,709.91    $  800     $  920.97      14,300    23,575.58
 1999............     4,400     4,780.24     19,100   107,009.54   59,988.60     2,000      3,498.11      15,500    34,699.35
 2000............     5,600     5,898.72     20,300   111,110.73   64,954.71     3,200      3,821.68      16,700    28,703.35
Annual Effective
 Rate of Return..                   2.20%                  17.86%      12.52%                  13.40%                    7.41%

                                                      SURRENDER VALUE
                          --------------------------------------------------------------------------
                                                                 BACK BAY     BACK BAY
                                                                 ADVISORS     ADVISORS
                          CUMULATIVE  VIP EQUITY-   CUMULATIVE     MONEY        BOND       CAPITAL
                           PAYMENTS      INCOME      PAYMENTS     MARKET       INCOME      GROWTH
                          ---------- -------------- ----------  -----------  ----------  -----------
As of December 31:
 1983...................                            $     400   $   372.66   $   371.43  $    375.45
 1984...................                                1,600     1,573.20     1,617.37     1,549.91
 1985...................                                2,800     2,841.11     3,130.63     4,055.39
 1986...................   $   200     $   195.78       4,000     4,156.14     4,748.62     9,435.58
 1987...................     1,400       1,215.08       5,200     5,544.54     5,946.69    15,464.14
 1988...................     2,600       2,714.98       6,400     7,076.34     7,543.35    14,929.37
 1989...................     3,800       4,346.48       7,600     8,844.46     9,593.36    20,597.12
 1990...................     5,000       4,721.63       8,800    10,664.43    11,478.34    20,730.94
 1991...................     6,200       7,427.49      10,000    12,455.65    14,756.80    33,214.21
 1992...................     7,400       9,840.29      11,200    14,045.10    17,106.73    32,246.86
 1993...................     8,600      12,731.03      12,400    15,578.48    20,395.31    38,167.72
 1994...................     9,800      14,650.43      13,600    17,169.67    20,599.31    36,100.66
 1995...................    11,000      20,892.48      14,800    19,102.88    25,914.91    50,526.57
 1996...................    12,200      24,811.34      16,000    21,005.28    27,960.49    61,670.44
 1997...................    13,400      32,682.67      17,200    23,025.65    31,829.31    26,193.90
 1998...................    14,600      37,233.40      18,400    25,107.66    35,461.79   102,411.14
 1999...................    15,800      40,235.68      19,600    27,194.91    35,990.18   118,226.35
 2000...................    17,000      44,305.93      20,800    29,702.91    39,628.30   112,377.54
Annual Effective
 Rate of Return.........                    12.57%                    3.95%        6.99%       17.27%
                                                      SURRENDER VALUE
                          --------------------------------------------------------------------------
                                        SALOMON      SALOMON
                                        BROTHERS     BROTHERS                  ALGER        DAVIS
                          CUMULATIVE STRATEGIC BOND    U.S.                    EQUITY      VENTURE
                           PAYMENTS  OPPORTUNITIES  GOVERNMENT  BALANCED(1)    GROWTH       VALUE
                          ---------- -------------- ----------  -----------  ----------  -----------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................
 1994...................   $   200     $   180.37   $  184.22   $   184.14   $   182.44  $    181.39
 1995...................     1,400       1,421.25    1,391.35     1,455.32     1,576.47     1,539.15
 1996...................     2,600       2,802.70    2,565.93     2,915.35     2,950.51     3,201.39
 1997...................     3,800       4,262.78    3,926.45     4,564.41     4,903.13     5,517.69
 1998...................     5,000       5,430.72    5,346.90     6,113.11     8,611.17     7,486.91
 1999...................     6,200       6,599.92    6,435.71     6,830.46    12,809.80     9,952.50
 2000...................     7,400       8,196.67    8,250.42     7,755.10    11,918.58    11,960.71
 Annual Effective
  Rate of Return........                     3.27%       3.48%        1.50%       15.30%       15.41%

                                                    SURRENDER VALUE
                          ---------------------------------------------------------------------
                                                                           HARRIS     WESTPEAK
                                      BACK BAY      METLIFE                OAKMARK     GROWTH
                          CUMULATIVE  ADVISORS   STOCK INDEX-  CUMULATIVE  MID CAP      AND
                           PAYMENTS  MANAGED(2)   CLASS A(3)    PAYMENTS  VALUE(4)     INCOME
                          ---------- ----------  ------------- ---------- ---------  ----------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................   $   800   $   704.96   $   632.03
 1988...................     2,000     1,913.35     1,905.21
 1989...................     3,200     3,465.71     3,705.90
 1990...................     4,400     4,700.56     4,627.74
 1991...................     5,600     6,842.60     7,251.91
 1992...................     6,800     8,421.76     8,901.86
 1993...................     8,000    10,408.45    10,860.90     $  800   $  779.24  $   778.75
 1994...................     9,200    11,340.37    12,030.73      2,000    1,892.33    1,874.32
 1995...................    10,400    16,144.30    17,748.78      3,200    3,693.88    3,838.86
 1996...................    11,600    19,749.27    22,937.51      4,400    5,505.72    5,735.76
 1997...................    12,800    26,193.90    31,592.17      5,600    7,615.01    8,883.98
 1998...................    14,000    32,216.96    41,230.07      6,800    8,205.39   12,234.41
 1999...................    15,200    36,190.56    50,280.40      8,000    9,265.88   14,442.73
 2000...................    16,400    35,626.32    46,195.64      9,200   12,370.24   14,672.34
 Annual Effective
  Rate of Return........                  10.67%       14.06%                  7.58%      11.91%
                                                         SURRENDER VALUE
                          --------------------------------------------------------------------------------
                                       LOOMIS       PUTNAM                   MFS        MFS       PUTNAM
                          CUMULATIVE   SAYLES    INTERNATIONAL CUMULATIVE INVESTORS   RESEARCH   LARGE CAP
                           PAYMENTS  SMALL CAP     STOCK(5)     PAYMENTS    TRUST     MANAGERS    GROWTH
                          ---------- ----------  ------------- ---------- ---------  ----------  ---------
As of December 31:
 1983...................
 1984...................
 1985...................
 1986...................
 1987...................
 1988...................
 1989...................
 1990...................
 1991...................
 1992...................
 1993...................
 1994...................   $   800   $   719.36   $   187.60
 1995...................     2,000     2,193.84     1,353.76
 1996...................     3,200     4,130.23     2,567.39
 1997...................     4,400     6,368.04     3,593.63
 1998...................     5,600     7,343.65     4,927.87
 1999...................     6,800    11,080.40     7,414.12     $  800   $  765.73  $   857.39
 2000...................     8,000    12,662.24     7,669.52      2,000    1,854.41    1,829.40   $561.39
 Annual Effective
  Rate of Return........                  13.57%        1.15%                 -8.36%      -9.82%   -62.92%

                                              SURRENDER VALUE
                   ------------------------------------------------------------------------
                                                        LEHMAN
                                                       BROTHERS                  METLIFE
                   CUMULATIVE   JANUS     CUMULATIVE  AGGREGATE    CUMULATIVE  STOCK INDEX-
                    PAYMENTS   MID CAP     PAYMENTS   BOND INDEX    PAYMENTS    CLASS B(6)
                   ---------- ----------  ----------  ----------  ------------ ------------
As of December
 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............                                                  $     800    $   732.16
 1991............                                                      2,000      2,186.37
 1992............                                                      3,200      3,494.59
 1993............                                                      4,400      4,946.29
 1994............                                                      5,600      6,072.54
 1995............                                                      6,800      9,538.56
 1996............                                                      8,000     12,834.41
 1997............    $1,000   $1,059.64                                9,200     18,059.99
 1998............     2,200    2,855.24   $     100   $   91.68       10,400     24,331.40
 1999............     3,400    8,428.76       1,300    1,184.97       11,600     30,495.77
 2000............     4,600    6,416.50       2,500    2,491.48       12,800     28,523.83
Annual Effective
 Rate of Return..                 17.56%                  -0.31%                     14.29%
                                                   SURRENDER VALUE
                   ----------------------------------------------------------------------------------
                                                                                            NEUBERGER
                                                                  STATE STREET               BERMAN
                                MORGAN     RUSSELL                  RESEARCH                PARTNERS              LORD ABBETT
                   CUMULATIVE  STANLEY       2000     CUMULATIVE   INVESTMENT   CUMULATIVE   MID CAP   CUMULATIVE     BOND
                    PAYMENTS  EAFE INDEX    INDEX      PAYMENTS      TRUST       PAYMENTS     VALUE     PAYMENTS  DEBENTURE(7)
                   ---------- ----------  ----------  ----------  ------------ ------------ ---------  ---------- ------------
As of December
 31:
 1983............                                     $     600       543.27
 1984............                                         1,800     1,679.04
 1985............                                         3,000     3,527.50
 1986............                                         4,200     4,975.04
 1987............                                         5,400     6,283.15
 1988............                                         6,600     8,046.08
 1989............                                         7,800    11,765.65
 1990............                                         9,000    12,094.82
 1991............                                        10,200    17,318.42
 1992............                                        11,400    20,457.61
 1993............                                        12,600    24,485.99
 1994............                                        13,800    24,449.41
 1995............                                        15,000    33,379.42
 1996............                                        16,200    41,420.66                             $  800       786.63
 1997............                                        17,400    53,537.59                              2,000     2,090.87
 1998............    $  100   $   96.76   $   97.07      18,600    68,998.57    $      200  $  195.06     3,200     3,332.09
 1999............     1,200    1,432.99    1,431.73      19,800    81,745.89         1,400   1,432.10     4,400     4,545.13
 2000............     2,500    2,222.72    2,403.75      21,000    76,531.75         2,600   3,108.70     5,600     5,639.82
Annual Effective
 Rate of Return..                -10.47%      -3.58%                   13.34%                   16.73%                  0.30%

                                                            SURRENDER VALUE
                         ---------------------------------------------------------------------------------------
                                                                              AMERICAN
                                                    AMERICAN                FUNDS GLOBAL                            VIP
                         CUMULATIVE   AMERICAN    FUNDS GROWTH- CUMULATIVE     SMALL         VIP      CUMULATIVE  EQUITY-
                          PAYMENTS  FUNDS GROWTH     INCOME      PAYMENTS  CAPITALIZATION  OVERSEAS    PAYMENTS    INCOME
                         ---------- ------------  ------------- ---------- -------------- ----------  ---------- ----------
As of December 31:
 1983..................
 1984..................   $ 1,100   $  1,025.99    $ 1,080.62
 1985..................     2,300      2,444.39      2,785.10
 1986..................     3,500      4,350.71      4,517.32                                          $   200   $   179.32
 1987..................     4,700      5,621.49      5,462.50                             $   920.71     1,400     1,144.47
 1988..................     5,900      7,514.51      7,322.26                               2,154.79     2,600     2,575.59
 1989..................     7,100     10,950.54     10,278.71                               3,992.93     3,800     4,145.89
 1990..................     8,300     11,423.42     11,002.57                               4,960.18     5,000     4,525.41
 1991..................     9,500     16,291.53     14,705.89                               6,476.07     6,200     7,155.10
 1992..................    10,700     19,125.62     16,920.23                               6,751.04     7,400     9,525.32
 1993..................    11,900     23,291.24     20,039.47                              10,502.85     8,600    12,382.29
 1994..................    13,100     24,354.56     21,428.91                              11,695.26     9,800    14,381.73
 1995..................    14,300     33,169.02     29,314.34                              13,987.92    11,000    20,699.45
 1996..................    15,500     38,161.73     35,437.37                              17,002.98    12,200    24,806.34
 1997..................    16,700     50,084.88     45,082.44                              20,074.20    13,400    32,677.67
 1998..................    17,800     68,096.62     53,682.41     $  800     $  847.09     23,548.08    14,600    37,228.90
 1999..................    18,900    106,982.04     59,961.10      2,000      3,318.11     34,671.85    15,800    40,230.68
 2000..................    20,000    111,083.23     64,927.21      3,200      3,612.51     28,675.85    17,000    44,300.93
Annual Effective
 Rate of Return........                   17.85%        12.51%                    9.04%         7.40%                 12.57%

NOTES
-----
(1) Wellington Management Company LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.
(2) The Back Bay Advisors Managed Series is only available through Contracts purchased prior to May 1, 1995.
(3) On April 27, 2001, the MetLife Stock Index Portfolio-Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio-Class A is only available through Contracts purchased prior to May 1, 1995.
(4) Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.
(5) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

(6) The MetLife Stock Index Portfolio-Class B is only available through Contracts purchased after May 1, 1995.

(7) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

  As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the percentage change in unit value and the annual effective rate of return of each sub-account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Examples of such illustrations follow. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Experience Information." The annual effective rate of return in these illustrations is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the percentage change in unit value information and annual effective rate of return information discussed above that may appear in the Variable Account's Annual and Semi-Annual Reports and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge or the annual $30 Administration Contract Charge.

                  BACK BAY ADVISORS MONEY MARKET SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027165    2.7%
December 31, 1984...........................................   1.122053    9.2%
December 31, 1985...........................................   1.198477    6.8%
December 31, 1986...........................................   1.262853    5.4%
December 31, 1987...........................................   1.327245    5.1%
December 31, 1988...........................................   1.407892    6.1%
December 31, 1989...........................................   1.517621    7.8%
December 31, 1990...........................................   1.619846    6.7%
December 31, 1991...........................................   1.697425    4.8%
December 31, 1992...........................................   1.738206    2.4%
December 31, 1993...........................................   1.765866    1.6%
December 31, 1994...........................................   1.811432    2.6%
December 31, 1995...........................................   1.889065    4.3%
December 31, 1996...........................................   1.959126    3.7%
December 31, 1997...........................................   2.036045    3.9%
December 31, 1998...........................................   2.114493    3.9%
December 31, 1999...........................................   2.189734    3.6%
December 31, 2000...........................................   2.294889    4.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
17 years, 4 months ended December 31, 2000...................  129.5%     4.9%
10 years ended December 31, 2000.............................   41.7%     3.5%
5 years ended December 31, 2000..............................   21.5%     4.0%
1 year ended December 31, 2000...............................    4.8%     4.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

                   BACK BAY ADVISORS BOND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
August 26, 1983.............................................   1.000000
December 31, 1983...........................................   1.027196    2.7%
December 31, 1984...........................................   1.141109   11.1%
December 31, 1985...........................................   1.337005   17.2%
December 31, 1986...........................................   1.514752   13.3%
December 31, 1987...........................................   1.528314    0.9%
December 31, 1988...........................................   1.633970    6.9%
December 31, 1989...........................................   1.810362   10.8%
December 31, 1990...........................................   1.930406    6.6%
December 31, 1991...........................................   2.246568   16.4%
December 31, 1992...........................................   2.397657    6.7%
December 31, 1993...........................................   2.663825   11.1%
December 31, 1994...........................................   2.539801   -4.7%
December 31, 1995...........................................   3.037039   19.6%
December 31, 1996...........................................   3.134109    3.2%
December 31, 1997...........................................   3.428788    9.4%
December 31, 1998...........................................   3.688741    7.6%
December 31, 1999...........................................   3.622325   -1.8%
December 31, 2000...........................................   3.865022    6.7%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
17 years, 4 months ended December 31, 2000...................  286.5%     8.1%
10 years ended December 31, 2000.............................  100.2%     7.2%
5 years ended December 31, 2000..............................   27.3%     4.9%
1 year ended December 31, 2000...............................    6.7%     6.7%

           SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.983850   -1.6%
December 31, 1995..........................................   1.158823   17.8%
December 31, 1996..........................................   1.307292   12.8%
December 31, 1997..........................................   1.432601    9.6%
December 31, 1998..........................................   1.442191    0.7%
December 31, 1999..........................................   1.443394    0.1%
December 31, 2000..........................................   1.526867    5.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................  52.7%     7.1%
5 years ended December 31, 2000..............................  31.8%     5.7%
1 year ended December 31, 2000...............................   5.8%     5.8%

                  SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
DATE                                                          UNIT VALUE  CHANGE
----                                                         ------------ ------
October 31, 1994............................................   1.000000
December 31, 1994...........................................   1.003770    0.4%
December 31, 1995...........................................   1.139109   13.5%
December 31, 1996...........................................   1.160957    1.9%
December 31, 1997...........................................   1.242399    7.0%
December 31, 1998...........................................   1.318989    6.2%
December 31, 1999...........................................   1.303556   -1.2%
December 31, 2000...........................................   1.420573    9.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................  42.1%     5.9%
5 years ended December 31, 2000..............................  24.7%     4.5%
1 year ended December 31, 2000...............................   9.0%     9.0%

                    BACK BAY ADVISORS MANAGED SUB-ACCOUNT**

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 1987................................................   1.000000
December 31, 1987..........................................    .984530   -1.5%
December 31, 1988..........................................   1.063444    8.0%
December 31, 1989..........................................   1.249451   17.5%
December 31, 1990..........................................   1.272224    1.8%
December 31, 1991..........................................   1.508379   18.6%
December 31, 1992..........................................   1.587827    5.3%
December 31, 1993..........................................   1.733382    9.2%
December 31, 1994..........................................   1.691157   -2.4%
December 31, 1995..........................................   2.190193   29.5%
December 31, 1996..........................................   2.485306   13.5%
December 31, 1997..........................................   3.103331   24.9%
December 31, 1998..........................................   3.663526   18.1%
December 31, 1999..........................................   3.974735    8.5%
December 31, 2000..........................................   3.789036   -4.7%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.
** This sub-account is only available through Contracts purchased prior to May 1, 1995.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
13 years, 8 months ended December 31, 2000...................  278.9%    10.2%
10 years ended December 31, 2000.............................  197.8%    11.5%
5 years ended December 31, 2000..............................   73.0%    11.6%
1 year ended December 31, 2000...............................   -4.7%    -4.7%

                            BALANCED SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.996791   -0.3%
December 31, 1995..........................................   1.227281   23.1%
December 31, 1996..........................................   1.415482   15.3%
December 31, 1997..........................................   1.622453   14.6%
December 31, 1998..........................................   1.746518    7.6%
December 31, 1999..........................................   1.635868   -6.3%
December 31, 2000..........................................   1.583103   -3.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................  58.3%      7.7%
5 years ended December 31, 2000..............................  29.0%      5.2%
1 year ended December 31, 2000...............................  -3.2%     -3.2%

                        ALGER EQUITY GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.955891    -4.4%
December 31, 1995..........................................   1.402375    46.7%
December 31, 1996..........................................   1.565675    11.6%
December 31, 1997..........................................   1.940577    23.9%
December 31, 1998..........................................   2.829403    45.8%
December 31, 1999..........................................   3.744249    32.3%
December 31, 2000..........................................   3.188694   -14.8%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.
*** Wellington Management Company, LLP became the subadviser of the Balanced Series on May 1, 2000. Prior to that time, Loomis Sayles & Company, L.P. served as subadviser.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................  218.9%    20.7%
5 years ended December 31, 2000..............................  127.4%    17.9%
1 year ended December 31, 2000...............................  -14.8%   -14.8%

                           CAPITAL GROWTH SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
August 26, 1983............................................   1.000000
December 31, 1983..........................................   1.086144     8.6%
December 31, 1984..........................................   1.065136    -1.9%
December 31, 1985..........................................   1.766488    65.8%
December 31, 1986..........................................   3.402150    92.6%
December 31, 1987..........................................   5.125504    50.7%
December 31, 1988..........................................   4.612285   -10.0%
December 31, 1989..........................................   5.950283    29.0%
December 31, 1990..........................................   5.665855    -4.8%
December 31, 1991..........................................   8.607664    51.9%
December 31, 1992..........................................   7.978068    -7.3%
December 31, 1993..........................................   9.049554    13.4%
December 31, 1994..........................................   8.297578    -8.3%
December 31, 1995..........................................  11.300017    36.2%
December 31, 1996..........................................  13.496435    19.4%
December 31, 1997..........................................  16.441932    21.8%
December 31, 1998..........................................  21.752481    32.3%
December 31, 1999..........................................  24.830578    14.2%
December 31, 2000..........................................  23.359045    -5.9%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
17 years, 4 months ended December 31, 2000................... 2,235.9%   19.9%
10 years ended December 31, 2000.............................   312.3%   15.2%
5 years ended December 31, 2000..............................   106.7%   15.6%
1 year ended December 31, 2000...............................    -5.9%   -5.9%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Charge.

                        DAVIS VENTURE VALUE SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   0.962860   -3.7%
December 31, 1995..........................................   1.323183   37.4%
December 31, 1996..........................................   1.642613   24.1%
December 31, 1997..........................................   2.163463   31.7%
December 31, 1998..........................................   2.442138   12.9%
December 31, 1999..........................................   2.831476   15.9%
December 31, 2000..........................................   3.058670    8.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................  205.9%    19.9%
5 years ended December 31, 2000..............................  131.2%    18.2%
1 year ended December 31, 2000...............................    8.0%     8.0%

                  HARRIS OAKMARK MID CAP VALUE SUB-ACCOUNT**

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.137039   13.7%
December 31, 1994..........................................   1.118794   -1.6%
December 31, 1995..........................................   1.438865   28.6%
December 31, 1996..........................................   1.669358   16.0%
December 31, 1997..........................................   1.932280   15.7%
December 31, 1998..........................................   1.802285   -6.7%
December 31, 1999..........................................   1.784358   -1.0%
December 31, 2000..........................................   2.120229   18.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
7 years, 8 months ended December 31, 2000....................  112.0%    10.3%
5 years ended December 31, 2000..............................   47.4%     8.1%
1 year ended December 31, 2000...............................   18.8%    18.8%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

** Harris Associates L.P. became the subadviser on May 1, 2000. Prior to that time, other entities served as subadviser.

                      LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
May 1, 1994.............................................   1.000000
December 31, 1994.......................................   0.959097     -4.1%
December 31, 1995.......................................   1.219226     27.1%
December 31, 1996.......................................   1.571807     28.9%
December 31, 1997.......................................   1.936137     23.2%
December 31, 1998.......................................   1.877786     -3.0%
December 31, 1999.......................................   2.440858     30.0%
December 31, 2000.......................................   2.534666      3.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
6 years, 8 months ended December 31, 2000...............     153.5%     15.0%
5 years ended December 31, 2000.........................     107.9%     15.8%
1 year ended December 31, 2000..........................       3.8%      3.8%

                        MFS INVESTORS TRUST SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

  April 30, 1999........................................   1.000000       --
  December 31, 1999.....................................   1.019236      1.9%
  December 31, 2000.....................................   1.004142     -1.5%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

  1 year, 8 months ended December 31, 2000..............       0.4%      0.2%
  1 year ended December 31, 2000........................      -1.5%     -1.5%

                       MFS RESEARCH MANAGERS SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

  April 30, 1999........................................   1.000000       --
  December 31, 1999.....................................   1.187199     18.7%
  December 31, 2000.....................................   1.128742     -4.9%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

  1 year, 8 months ended December 31, 2000..............      12.9%      7.5%
  1 year ended December 31, 2000........................      -4.9%     -4.9%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

                     WESTPEAK GROWTH AND INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
April 30, 1993.............................................   1.000000
December 31, 1993..........................................   1.132111   13.2%
December 31, 1994..........................................   1.103489   -2.5%
December 31, 1995..........................................   1.485762   34.6%
December 31, 1996..........................................   1.730922   16.5%
December 31, 1997..........................................   2.279329   31.7%
December 31, 1998..........................................   2.798615   22.8%
December 31, 1999..........................................   3.019311    7.9%
December 31, 2000..........................................   2.825493   -6.4%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
7 years, 8 months ended December 31, 2000....................  182.5%    14.5%
5 years ended December 31, 2000..............................   90.2%    13.7%
1 year ended December 31, 2000...............................   -6.4%    -6.4%

                   PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
October 31, 1994...........................................   1.000000
December 31, 1994..........................................   1.023745     2.4%
December 31, 1995..........................................   1.073005     4.8%
December 31, 1996..........................................   1.129151     5.2%
December 31, 1997..........................................   1.099535    -2.6%
December 31, 1998..........................................   1.163698     5.8%
December 31, 1999..........................................   1.430688    22.9%
December 31, 2000..........................................   1.493953   -11.3%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge or the annual $30 Administration Contract Charge.

*** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
6 years, 2 months ended December 31, 2000....................   49.4%     4.2%
5 years ended December 31, 2000..............................   15.0%     2.8%
1 year ended December 31, 2000...............................  -11.3%   -11.3%

                      PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

                    ANNUAL PERCENTAGE CHANGE IN UNIT VALUE*

                                                            ACCUMULATION   %
    DATE                                                     UNIT VALUE  CHANGE
    ----                                                    ------------ ------
May 1, 2000................................................   1.000000
December 31, 2000..........................................   0.723482   -27.7%

        PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN

                                                              % CHANGE  ANNUAL
                                                              IN UNIT  EFFECTIVE
                                                               VALUE     RATE
                                                              -------- ---------
8 months ended December 31, 2000.............................  -27.7%   -38.5%

                           JANUS MID CAP SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                             ACCUMULATION   %
                            DATE                              UNIT VALUE  CHANGE
                            ----                             ------------ ------
March 3, 1997...............................................   1.000000
December 31, 1997...........................................   1.265477    26.4%
December 31, 1998...........................................   1.708408    35.0%
December 31, 1999...........................................   3.748294   119.4%
December 31, 2000...........................................   2.536363   -32.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            % CHANGE    ANNUAL
                                                            IN UNIT    EFFECTIVE
                                                             VALUE       RATE
                                                          ------------ ---------
3 years, 9 months ended December 31, 2000................     153.6%     27.5%
1 year ended December 31, 2000...........................     -32.3%    -32.3%

                LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                          ACCUMULATION
                          DATE                             UNIT VALUE  % CHANGE
                          ----                            ------------ ---------
November 9, 1998.........................................   1.000000
December 31, 1998........................................   1.011513      1.2%
December 31, 1999........................................   0.981921     -2.9%
December 31, 2000........................................   1.076929      9.7%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
2 years, 1 months ended December 31, 2000...............       7.7%      3.5%
1 year ended December 31, 2000..........................       9.7%      9.7%

      METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B OF THE METLIFE STOCK INDEX
                                 PORTFOLIO)***

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION
    DATE                                                  UNIT VALUE  % CHANGE
    ----                                                 ------------ ---------
May 1, 1990.............................................   1.000000
December 31, 1990.......................................   1.008198      1.1%
December 31, 1991.......................................   1.287875     27.7%
December 31, 1992.......................................   1.361298      5.7%
December 31, 1993.......................................   1.468128      7.8%
December 31, 1994.......................................   1.461696     -0.4%
December 31, 1995.......................................   1.969234     34.7%
December 31, 1996.......................................   2.376846     20.7%
December 31, 1997.......................................   3.090652     30.0%
December 31, 1998.......................................   3.900149     26.2%
December 31, 1999.......................................   4.637147     18.9%
December 31, 2000.......................................   4.137024    -10.8%


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
10 years, 8 months ended December 31, 2000..............     313.7%     14.2%
10 years ended December 31, 2000........................     310.3%     15.2%
5 years ended December 31, 2000.........................     110.1%     16.0%
1 year ended December 31, 2000..........................     -10.8%    -10.8%

--------

* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

*** The MetLife Stock Index Sub-Account (Class B of the MetLife Stock Index Portfolio) is only available to contracts purchased after May 1, 1995.

      METLIFE STOCK INDEX SUB-ACCOUNT (CLASS A OF THE METLIFE STOCK INDEX
                              PORTFOLIO)***

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
May 1, 1987.............................................   1.000000
December 31, 1987.......................................    .865890    -13.4%
December 31, 1988.......................................    .993885     14.8%
December 31, 1989.......................................   1.276255     28.4%
December 31, 1990.......................................   1.206894     -5.4%
December 31, 1991.......................................   1.553102     28.7%
December 31, 1992.......................................   1.644023      5.9%
December 31, 1993.......................................   1.779677      8.3%
December 31, 1994.......................................   1.775473     -0.2%
December 31, 1995.......................................   2.398452     35.1%
December 31, 1996.......................................   2.897629     20.8%
December 31, 1997.......................................   3.787806     30.3%
December 31, 1998.......................................   4.781003     26.2%
December 31, 1999.......................................   5.678233     18.8%
December 31, 2000.......................................   5.095712    -10.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
13 years, 8 months ended December 31, 2000..............     409.6%     12.6%
10 years ended December 31, 2000........................     322.2%     15.5%
5 years ended December 31, 2000.........................     112.5%     16.3%
1 year ended December 31, 2000..........................     -10.3%    -10.3%

                     MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

                     ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION
                                                          VALUE UNIT
    DATE                                                    VALUE     % CHANGE
    ----                                                 ------------ ---------
November 9, 1998........................................   1.000000
December 31, 1998.......................................   1.078738      7.9%
December 31, 1999.......................................   1.325432     22.9%
December 31, 2000.......................................   1.116174    -15.8%

--------

* Unit values do not reflect the impact of any Contigent Deferred Sales Charge, premium tax charge or the annual Administration Contract Charge.

*** On April 27, 2001, the MetLife Stock Index Portfolio-Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio-Class A is only available through Contracts purchased prior to May 1, 1995.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
2 years, 1 month ended December 31, 2000................       11.6%    5.3 %
1 year ended December 31, 2000..........................      -15.8%   -15.8%

                         RUSSELL 2000 INDEX SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION
                                                          VALUE UNIT
    DATE                                                    VALUE     % CHANGE
    ----                                                 ------------ ---------
November 9, 1998........................................    1.000000
December 31, 1998.......................................    1.052437     5.3%
December 31, 1999.......................................    1.270522    20.7%
December 31, 2000.......................................    1.203775    -5.3%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
2 years, 1 month ended December 31, 2000................        20.4%    9.0%
1 year ended December 31, 2000..........................        -5.3%   -5.3%

               STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
June 24, 1983...........................................    1.000000
December 31, 1983.......................................  0.96771994    -3.2%
December 31, 1984.......................................  0.95760840    -1.0%
December 31, 1985.......................................  1.27032379    32.7%
December 31, 1986.......................................  1.37862039     8.5%
December 31, 1987.......................................  1.45404398     5.5%
December 31, 1988.......................................  1.58253990     8.8%
December 31, 1989.......................................  2.05860700    30.1%
December 31, 1990.......................................  1.91664806    -6.9%
December 31, 1991.......................................  2.50969752    30.9%
December 31, 1992.......................................  2.75534603     9.8%
December 31, 1993.......................................  3.10224861    12.6%
December 31, 1994.......................................  2.95427368    -4.8%
December 31, 1995.......................................  3.87040431    31.0%
December 31, 1996.......................................  4.65272793    20.2%
December 31, 1997.......................................  5.87891417    26.4%
December 31, 1998.......................................  7.41596220    26.1%
December 31, 1999.......................................  8.64688041    16.6%
December 31, 2000.......................................  7.96253577    -7.7%

--------
* Unit values do not reflect the impact of any Contigent Deferred Sales Charge, premium tax charge or the annual Administration Contract Charge.

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
17 years, 6 months ended December 31, 2000..............      698.3%    12.6%
10 years ended December 31, 2000........................      316.5%    15.3%
5 years ended December 31, 2000.........................      106.2%    15.6%
1 year ended December 31, 2000..........................       -7.7%    -7.7%

              NEUBERGER BURMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
November 9, 1998........................................    1.000000
December 31, 1998.......................................  1.07204672     7.2%
December 31, 1999.......................................  1.24118141    15.8%
December 31, 2000.......................................  1.56616902    26.2%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
2 years, 1 month ended December 31, 2000................       56.6%    23.3%
1 year ended December 31, 2000..........................       26.2%    26.2%

                     LORD ABBETT BOND DEBENTURE SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
May 1, 1996.............................................    1.000000
December 31, 1996.......................................  1.11784146    11.8%
December 31, 1997.......................................  1.27222827    13.8%
December 31, 1998.......................................  1.33027101     4.6%
December 31, 1999.......................................  1.35406506     1.8%
December 31, 2000.......................................  1.34335247    -0.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
4 years, 8 months ended December 31, 2000...............       34.3%     6.5%
1 year ended December 31, 2000..........................       -0.8%    -0.8%

--------
* Unit values do not reflect the impact of any Contigent Deferred Sales Charge, premium tax charge or the annual Administration Contract Charge.

                     AMERICAN FUNDS GROWTH SUB-ACCOUNT

                   ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
February 8, 1984........................................    1.000000
December 31, 1984.......................................  1.00421169     0.4%
December 31, 1985.......................................  1.18356089    17.9%
December 31, 1986.......................................  1.51471549    28.0%
December 31, 1987.......................................  1.60657016     6.1%
December 31, 1988.......................................  1.80674770    12.5%
December 31, 1989.......................................  2.32568531    28.7%
December 31, 1990.......................................  2.18172253    -6.2%
December 31, 1991.......................................  2.85356316    30.8%
December 31, 1992.......................................  3.10244258     8.7%
December 31, 1993.......................................  3.54161577    14.2%
December 31, 1994.......................................  3.49358927    -1.4%
December 31, 1995.......................................  4.56957388    30.8%
December 31, 1996.......................................  5.08403194    11.3%
December 31, 1997.......................................  6.49415623    27.7%
December 31, 1998.......................................  8.64347612    33.1%
December 31, 1999....................................... 13.37844235    54.8%
December 31, 2000....................................... 13.75547179     2.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
16 years, 10 months ended December 31, 2000.............    1,275.5%    16.8%
10 years ended December 31, 2000........................      530.5%    20.2%
5 years ended December 31, 2000.........................      201.0%    24.7%
1 year ended December 31, 2000..........................        2.8%     2.8%

                    AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
February 8, 1984........................................    1.000000
December 31, 1984.......................................  1.07405571     7.4%
December 31, 1985.......................................  1.44720185    34.7%
December 31, 1986.......................................  1.73505828    19.9%
December 31, 1987.......................................  1.71262942    -1.3%
December 31, 1988.......................................  1.92174834    12.2%
December 31, 1989.......................................  2.36447514    23.0%
December 31, 1990.......................................  2.25987513    -4.4%
December 31, 1991.......................................  2.75090998    21.7%
December 31, 1992.......................................  2.91330022     5.9%
December 31, 1993.......................................  3.21020036    10.2%
December 31, 1994.......................................  3.21584243     0.2%
December 31, 1995.......................................  4.19770172    30.5%
December 31, 1996.......................................  4.89113101    16.5%
December 31, 1997.......................................  6.04276073    23.5%
December 31, 1998.......................................  7.02269064    16.2%
December 31, 1999.......................................  7.68520101     9.4%
December 31, 2000.......................................  8.16502735     6.2%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

     PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
16 years, 10 months ended December 31, 2000.............      716.5%    13.2%
10 years ended December 31, 2000........................      261.3%    13.7%
5 years ended December 31, 2000.........................       94.5%    14.2%
1 year ended December 31, 2000..........................        6.2%     6.2%

            AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNTS

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
April 30, 1998..........................................    1.000000
December 31, 1998.......................................  1.01372966     1.4%
December 31, 1999.......................................  1.90923113    88.3%
December 31, 2000.......................................  1.56845882   -17.8%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
2 years, 8 months ended December 31, 2000...............       56.8%    18.4%
1 year ended December 31, 2000..........................      -17.8%   -17.8%

                            VIP OVERSEAS SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
January 28, 1987........................................    1.000000
December 31, 1987.......................................    0.934480    -6.6%
December 31, 1988.......................................    0.996890     6.7%
December 31, 1989.......................................    1.242056    24.6%
December 31, 1990.......................................    1.204901    -3.0%
December 31, 1991.......................................    1.283814     6.5%
December 31, 1992.......................................    1.130753   -11.9%
December 31, 1993.......................................    1.532303    35.5%
December 31, 1994.......................................    1.537887     0.4%
December 31, 1995.......................................    1.664159     8.2%
December 31, 1996.......................................    1.858653    11.7%
December 31, 1997.......................................    2.045625    10.1%
December 31, 1998.......................................    2.275536    11.2%
December 31, 1999.......................................    3.202059    40.7%
December 31, 2000.......................................    2.555523   -20.2%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
13 years, 11 months ended December 31, 2000.............     155.6%      7.0%
10 years ended December 31, 2000........................     112.1%      7.8%
5 years ended December 31, 2000.........................      53.6%      9.0%
1 year ended December 31, 2000..........................     -20.2%    -20.2%

                         VIP EQUITY-INCOME SUB-ACCOUNT

                      ANNUAL PERCENT CHANGE IN UNIT VALUE*

                                                         ACCUMULATION     %
    DATE                                                  UNIT VALUE   CHANGE
    ----                                                 ------------ ---------
October 9, 1986.........................................   1.000000
December 31, 1986.......................................   0.998929     -0.1%
December 31, 1987.......................................   0.974348     -2.5%
December 31, 1988.......................................   1.179618     21.1%
December 31, 1989.......................................   1.365709     15.8%
December 31, 1990.......................................   1.141297    -16.4%
December 31, 1991.......................................   1.480005     29.7%
December 31, 1992.......................................   1.706687     15.3%
December 31, 1993.......................................   1.991856     16.7%
December 31, 1994.......................................   2.104085      5.6%
December 31, 1995.......................................   2.804492     33.3%
December 31, 1996.......................................   3.161755     12.7%
December 31, 1997.......................................   3.996188     26.4%
December 31, 1998.......................................   4.401039     10.1%
December 31, 1999.......................................   4.616870      4.9%
December 31, 2000.......................................   4.938689      7.0%

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                           % CHANGE    ANNUAL
                                                           IN UNIT    EFFECTIVE
                                                            VALUE       RATE
                                                         ------------ ---------
14 years, 2 months ended December 31, 2000..............     393.9%     11.9%
10 years ended December 31, 2000........................     332.7%     15.8%
5 years ended December 31, 2000.........................      76.1%     12.0%
1 year ended December 31, 2000..........................       7.0%      7.0%

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             NET INVESTMENT FACTOR

  The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day;

    (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

    (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

  When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

  The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  An illustration of annuity income payments under various hypothetical and historical rates appear below. The monthly equivalents of the hypothetical annual net returns of (2.19)%, 3.50%, 3.68%, 5.64% and 7.59% shown in the tables at pages II-49 and II-50 are (0.18)%, 0.29%, 0.30%, 0.46% and 0.61%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.82%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.82%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The tables reflect an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .97% and the daily administrative charge which is equivalent to an annual charge of 0.40%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of 0.84% of the average daily net assets of the Eligible Funds (based on an average of all the Eligible Funds). Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than 0.84%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The tables show both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.37% average for mortality and expense risk and administrative charges and the assumed .84% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.21%.

  Two tables follow. The first table assumes that 100% of the Contract Value is allocated to a variable annuity income option, the second assumes that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  These tables show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                    John Doe  GROSS AMOUNT OF CONTRACT VALUE:  $100,000
SEX:                          Unisex    DATE OF ILLUSTRATION:              1/1/01
ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED FOR AGE 65: $556.59.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $581.00.

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                 WITH AN ASSUMED RATE OF RETURN OF:
                            ---------------------------------------------
                      GROSS    0%     5.82%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ---------
 YEAR      YEAR   AGE NET**  -2.19%   3.50%    3.68%    5.64%     7.59%
-------  -------- --- ----- ----------------- -------- -------- ---------
    1      2001    65       $ 581.00 $ 581.00 $ 581.00 $ 581.00 $  581.00
    2      2002    66         549.06   581.00   582.01   592.99    603.97
    3      2003    67         518.88   581.00   583.02   605.23    627.85
    4      2004    68         490.36   581.00   584.03   617.72    652.68
    5      2005    69         463.40   581.00   585.04   630.47    678.48
   10      2010    74         349.29   581.00   590.14   698.26    823.65
   15      2015    79         263.28   581.00   595.27   773.35    999.87
   20      2020    84         198.44   581.00   600.45   856.50  1,213.80

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR
SUSTAINED OVER ANY PERIOD OF TIME.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charges from the Gross Rates of Return.

                         ANNUITY PAY-OUT ILLUSTRATION
                       (50% VARIABLE--50% FIXED PAYOUT)

ANNUITANT:                    John Doe  GROSS AMOUNT OF CONTRACT VALUE:  $100,000
SEX:                          Unisex    DATE OF ILLUSTRATION:              1/1/01
ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT FOR AGE 65 BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: $556.59

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT AND 50% TO FIXED PAYOUT

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT WILL NEVER
BE LESS THAN:   $278.29. THE MONTHLY GUARANTEED PAYMENT OF $278.29 IS BEING
PROVIDED BY THE $50,000 APPLIED UNDER THE FIXED ANNUITY OPTION.

                              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                   WITH AN ASSUMED RATE OF RETURN OF:
                            -------------------------------------------------
                      GROSS    0%       5.82%      6%        8%        10%
PAYMENT  CALENDAR     ----- --------- --------- --------- --------- ---------
 YEAR      YEAR   AGE NET**  -2.19%     3.50%     3.68%     5.64%     7.59%
-------  -------- --- ----- --------- --------- --------- --------- ---------
    1      2001    65       $  568.79 $  568.79 $  568.79 $  568.79 $  568.79
    2      2002    66          552.82    568.79    569.30    574.79    580.28
    3      2003    67          537.73    568.79    569.80    580.91    592.22
    4      2004    68          523.47    568.79    570.31    587.15    604.63
    5      2005    69          509.99    568.79    570.81    593.53    617.53
   10      2010    74          452.94    568.79    573.36    627.42    690.12
   15      2015    79          409.93    568.79    575.93    664.97    778.23
   20      2020    84          377.52    568.79    578.52    706.55    885.20

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL
DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY
THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** The illustrated Net Assumed Rates of Return apply only to the variable portion of the monthly payment and reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration
   Asset Charges from the Gross Rate of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The tables reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the tables also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following tables assume that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the Capital Growth, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, and that the Annuitant's age had increased by the time the other Eligible Funds became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. The Company offers alternative Assumed Interest Rates
(AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT VALUE:   $100,000
SEX:                          Unisex   DATE OF ILLUSTRATION:               1/1/01
ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 65: $556.59; FOR AGE 69: $611.11; AND FOR AGE 76: $731.58.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                            SALOMON
                      BACK BAY BACK BAY    STRATEGIC    SALOMON                         ALGER
PAYMENT  CALENDAR      MONEY     BOND        BOND         U.S.    BACK BAY             EQUITY    CAPITAL
 YEAR      YEAR   AGE  MARKET   INCOME   OPPORTUNITIES GOVERNMENT  MANAGED  BALANCED   GROWTH    GROWTH
-------  -------- --- -------- --------- ------------- ---------- --------- --------- --------- ---------
    1      1983    65 $581.00  $  581.00                                                        $  581.00
    2      1984    66  589.21     593.85                                                           601.36
    3      1985    67  621.82     637.34                                                           569.73
    4      1986    68  641.71     721.50                                                           912.93
    5      1987    69  653.31     789.77                          $  642.00                      1,698.78
    6      1988    70  663.40     769.90                             617.60                      2,472.75
    7      1989    71  679.85     795.21                             644.48                      2,149.71
    8      1990    72  708.06     851.26                             731.61                      2,679.54
    9      1991    73  730.20     877.02                             719.75                      2,465.18
   10      1992    74  739.29     986.14                             824.49                      3,618.49
   11      1993    75  731.38   1,016.77                             838.49                      3,240.10
   12      1994    76  717.90   1,091.45    $765.00     $765.00      884.40 $  765.00 $  765.00  3,550.97
   13      1995    77  711.52   1,005.44     748.36      763.51      833.68    758.20    737.42  3,145.80
   14      1996    78  716.92   1,161.63     851.64      837.15    1,043.17    901.95  1,045.27  4,139.22
   15      1997    79  718.30   1,158.11     928.18      824.28    1,143.60  1,004.99  1,127.42  4,776.14
   16      1998    80  721.25   1,224.15     982.75      852.27    1,379.69  1,112.99  1,350.12  5,621.74
   17      1999    81  723.71   1,272.43     955.87      874.22    1,573.66  1,157.58  1,901.94  7,185.99
   18      2000    82  724.12   1,207.26     924.32      834.77    1,649.61  1,047.58  2,431.79  7,925.45
   19      2001    83  733.16   1,244.47     892.98      806.47    1,519.22  1,012.06  2,349.33  7,202.96

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%, 1.60% for some sub-accounts), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2000 after giving effect to any applicable current expense caps or deferrals: .96% Loomis Sayles Small Cap; .79% Alger Equity Growth; .66% Capital Growth; .90% Harris Oakmark Mid Cap Value; .79% Davis Venture Value; .73% Westpeak Growth and Income; .80% Balanced; .58% Back Bay Managed; .78% Salomon Strategic Bond Opportunities; .47% Back Bay Bond Income; .70% Salomon US Government; .41%
Back Bay Money Market; .90% MFS Investors Trust and MFS Research Managers;
 .28% MetLife Stock Index-Class A; .95% Morgan Stanley EAFE Index; .80% Russell 2000 Index; 1.14% Putnam International Stock; 1.00% Putnam Large Cap Growth;
 .95% Janus Mid Cap; .62% Lehman Brothers Aggregate Bond Index; .53% MetLife Stock Index; .75% State Street Research Investment Trust; 1.14% Neuberger Berman Partners Mid Cap Value; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; and 1.11% American Funds Global Small Capitalization. The following expenses are for the year ended December 31, 2000 and are unaffected by expense caps or deferrals: .89% Fidelity VIP Overseas; and .56% VIP Fidelity Equity-Income.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                    John Doe GROSS AMOUNT OF CONTRACT VALUE: $100,000
SEX:                          Unisex   DATE OF ILLUSTRATION:             1/1/01
ANNUITY OPTION SELECTED:      Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAYMENTS: Monthly

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED: FOR AGE 68: $596.45; FOR AGE 69: $611.11; FOR AGE 72: $659.18; FOR AGE 73: $676.50; FOR AGE 75: $712.78; FOR AGE 76: $731.58;
FOR AGE 79: $789.30; and FOR AGE 80: $808.50.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN
CONSTANT: 3.50%

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                 HARRIS    LOOMIS                      WESTPEAK                        FIDELITY  PUTNAM
                        DAVIS    OAKMARK   SAYLES      MFS      MFS     GROWTH     METLIFE   FIDELITY     VIP     LARGE  PUTNAM
PAYMENT  CALENDAR      VENTURE   MID CAP    SMALL   INVESTORS RESEARCH    AND    STOCK INDEX   VIP      EQUITY-    CAP    INTL.
 YEAR      YEAR   AGE   VALUE     VALUE      CAP      TRUST   MANAGERS  INCOME   CLASS A***  OVERSEAS   INCOME   GROWTH  STOCK**
-------  -------- ---  -------   -------   ------   --------- -------- --------  ----------- --------  --------  ------  -------
   1       1983    65
   2       1984    66
   3       1985    67
   4       1986    68                                                                                  $  626.00
   5       1987    69                                                             $  642.00  $  642.00    615.48
   6       1988    70                                                                545.85     581.39    580.03
   7       1989    71                                                                605.30     599.19    678.42
   8       1990    72                                                                750.98     721.30    758.88
   9       1991    73                                                                686.15     676.06    612.74
  10       1992    74                                                                853.12     695.98    767.71
  11       1993    75           $  747.00                              $  747.00     872.44     592.22    855.28
  12       1994    76 $  765.00    829.98 $  765.00                       826.38     912.49     775.38    964.44         $765.00
  13       1995    77    732.39    789.05    733.73                       778.25     879.55     751.89    984.32          778.70
  14       1996    78    972.43    980.46    901.19                     1,012.42   1,147.99     786.11  1,267.62          788.57
  15       1997    79  1,166.26  1,098.95  1,122.40                     1,139.48   1,339.89     848.22  1,380.64          801.70
  16       1998    80  1,484.12  1,229.02  1,335.81                     1,449.76   1,692.29     901.98  1,686.00          754.27
  17       1999    81  1,618.63  1,107.57  1,251.74 $ 852.00  $852.00   1,719.86   2,063.79     969.42  1,794.02          771.29
  18       2000    82  1,813.22  1,059.48  1,572.07   848.57   988.40   1,792.74   2,368.20   1,318.01  1,818.36 $868.00  916.18
  19       2001    83  1,751.74  1,216.22  1,577.13   807.65   907.87   1,620.77   2,053.19   1,016.22  1,879.15  613.65  885.12

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%, 1.60% for some sub-accounts), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2000 after giving effect to any applicable current expense caps or deferrals: .96% Loomis Sayles Small Cap; .79% Alger Equity Growth; .66% Capital Growth; .90% Harris Oakmark Mid Cap Value; .79% Davis Venture Value; .73% Westpeak Growth and Income; .28% MetLife Stock Index-Class A; .80% Balanced; .58% Back Bay Managed; .78% Salomon Strategic Bond Opportunities; .47% Back Bay Bond Income; 90% MFS Investors Trust and MFS Research Managers; .70% Salomon US Government;
 .41% Back Bay Money Market; .95% Morgan Stanley EAFE Index; .80% Russell 2000 Index; 1.14% Putnam International Stock; 1.00% Putnam Large Cap Growth; .95% Janus Mid Cap; .62% Lehman Brothers Aggregate Bond Index; .53% MetLife Stock Index; .75% State Street Research Investment Trust; 1.14% Neuberger Berman Partners Mid Cap Value; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; and 1.11% American Funds Global Small Capitalization. The following expenses are for the year ended December 31, 2000 and are unaffected by expense caps or deferrals: .89% Fidelity VIP Overseas; and .56% Fidelity VIP Equity-Income.
--------

* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

*** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class is only available through Contracts purchased prior to May 1, 1995.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                                         STATE    NEUBERGER
                                           LEHMAN   MORGAN               STREET    BERMAN     LORD              AMERICAN
                        JANUS    METLIFE  BROTHERS  STANLEY   RUSSELL   RESEARCH  PARTNERS   ABBETT   AMERICAN    FUNDS
PAYMENT  CALENDAR        MID      STOCK     AGG.     EAFE      2000    INVESTMENT  MID CAP    BOND      FUNDS    GROWTH-
 YEAR      YEAR   AGE    CAP      INDEX     BOND     INDEX     INDEX     TRUST      VALUE   DEBENTURE  GROWTH    INCOME
-------  -------- ---   -----    -------  --------  -------   -------  ---------- --------- --------- --------  --------
   1       1983    65                                                  $  581.00
   2       1984    66                                                     552.21                      $  596.00 $  596.00
   3       1985    67                                                     527.92                         589.27    620.65
   4       1986    68                                                     676.63                         755.26    808.00
   5       1987    69                                                     709.43                         791.87    935.95
   6       1988    70                                                     722.99                         807.01    892.61
   7       1989    71                                                     760.20                         848.55    967.64
   8       1990    72           $  693.00                                 955.40                       1,066.43  1,150.30
   9       1991    73              682.73                                 859.48                         959.36  1,062.24
  10       1992    74              842.63                               1,087.36                       1,213.73  1,249.32
  11       1993    75              860.47                               1,153.32                       1,287.34  1,278.21
  12       1994    76              896.62                               1,254.61                       1,400.41  1,360.84
  13       1995    77              862.50                               1,154.36                       1,288.51  1,317.13
  14       1996    78            1,122.69                               1,461.19             $801.00   1,631.00  1,661.14
  15       1997    79 $  819.00  1,309.13                               1,696.98              874.95   1,894.19  1,869.92
  16       1998    80  1,007.15  1,644.71 $836.00  $  836.00 $  836.00  2,071.70  $  836.00   962.12   2,312.45  2,232.07
  17       1999    81  1,313.69  2,005.31  841.41     897.33    875.45  2,524.97     891.77   971.99   2,818.40  2,506.32
  18       2000    82  2,784.80  2,303.62  789.17   1,065.26  1,021.12  2,844.19     997.54   955.92   3,174.71  2,650.01
  19       2001    83  1,820.50  1,985.48  836.18     866.66    934.67  2,536.96   1,216.06   916.20   2,831.78  2,720.00
            AMERICAN
             FUNDS
             GLOBAL
PAYMENT      SMALL
 YEAR    CAPITALIZATION
-------  --------------
   1
   2
   3
   4
   5
   6
   7
   8
   9
  10
  11
  12
  13
  14
  15
  16       $  836.00
  17          828.05
  18        1,506.80
  19        1,195.88

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.35%, 1.60% for some sub-accounts), MANAGEMENT FEES AND OTHER EXPENSES (These may vary from year to year. The following expenses are for the year ended December 31, 2000 after giving effect to any applicable current expense caps or deferrals: .96% Loomis Sayles Small Cap; .79% Alger Equity Growth; .66% Capital Growth; .90% Harris Oakmark Mid Cap Value; .79% Davis Venture Value; .73% Westpeak Growth and Income; .28% MetLife Stock Index-Class A; .80% Balanced; .58% Back Bay
Managed; .78% Salomon Strategic Bond Opportunities; .47% Back Bay Bond Income; 90% MFS Investors Trust and MFS Research Managers; .70% Salomon US Government;
 .41% Back Bay Money Market; .95% Morgan Stanley EAFE Index; .80% Russell 2000 Index; 1.14% Putnam International Stock; 1.00% Putnam Large Cap Growth; .95% Janus Mid Cap; .62% Lehman Brothers Aggregate Bond Index; .53% MetLife Stock Index; .75% State Street Research Investment Trust; 1.14% Neuberger Berman Partners Mid Cap Value; .95% Lord Abbett Bond Debenture; .63% American Funds Growth; .60% American Funds Growth-Income; and 1.11% American Funds Global Small Capitalization. The following expenses are for the year ended December 31, 2000 and are unaffected by expense caps or deferrals: .89% Fidelity VIP Overseas; and .56% Fidelity VIP Equity-Income.
--------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.
*** On April 27, 2001, the MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series, which is no longer available for investment under the Contract. Performance figures on or before April 27, 2001 reflect the performance of the Westpeak Stock Index Series. The MetLife Stock Index Portfolio--Class is only available through Contracts purchased prior to May 1, 1995.

                                    EXPERTS

  The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("MetLife") as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and the consolidated financial statements of MetLife as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Christopher P. Nicholas, Associate General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

                                   APPENDIX A

ABC and affiliates         Fortune                    Public Broadcasting
Atlanta Constitution       Fox Newtwork and           Service
Atlanta Journal            affiliates                 Quinn, Jane Bryant
Austin American            Fund Action                 (syndicated column)
Statesman                  Hartford Courant           Registered
Baltimore Sun              Houston Chronicle          Representative
Barron's                   INC                        Research Magazine
Bond Buyer                 Indianapolis Star          Resource
Boston Business Journal    Institutional Investor     Reuters
Boston Globe               Investment Dealers         Rukeyser's Business
Boston Herald              Digest                      (syndicated column)
Broker World               Investment Vision          Sacramento Bee
Business Radio Network     Investor's Daily           San Francisco Chronicle
Business Week              Journal of Commerce        San Francisco Examiner
CBS and affiliates         Kansas City Star           San Jose Mercury
CFO                        LA Times                   Seattle Post-
Changing Times             Leckey, Andrew             Intelligencer
Chicago Sun Times           (syndicated column)       Seattle Times
Chicago Tribune            Life Association News      Smart Money
Christian Science          Miami Herald               St. Louis Post Dispatch
Monitor                    Milwaukee Sentinel         St. Petersburg Times
Christian Science          Money                      Standard & Poor's
 Monitor News Service      Money Maker                Outlook
Cincinnati Enquirer        Money Management Letter    Standard & Poor's Stock
Cincinnati Post            Morningstar                Guide
CNBC                       National Public Radio      Stanger's Investment
CNN                        National Underwriter       Advisor
Columbus Dispatch          NBC and affiliates         Stockbroker's Register
Dallas Morning News        New England Business       Strategic Insight
Dallas Times-Herald        New England Cable News     Tampa Tribune
Denver Post                New Orleans Times-         Time
Des Moines Register        Picayune                   Tobias, Andrew
Detroit Free Press         New York Daily News         (syndicated column)
Donoghues Money Fund       New York Times             UPI
Report                     Newark Star Ledger         US News and World Report
Dorfman, Dan (syndicated   Newsday                    USA Today
column)                    Newsweek                   Value Line
Dow Jones News Service     Nightly Business Report    Wall St. Journal
Economist                  Orange County Register     Wall Street Letter
FACS of the Week           Orlando Sentinel           Wall Street Week
Financial News Network     Pension World              Washington Post
Financial Planning         Pensions and Investments   WBZ
Financial Services Week    Personal Investor          WBZ-TV
Financial World            Philadelphia Inquirer      WCVB-TV
Forbes                     Porter, Sylvia             WEEI
Fort Worth Star-Telegram   (syndicated column)        WHDH
                           Portland Oregonian         Worcester Telegram
                                                      Worth Magazine
                                                      WRKO

                         INDEPENDENT AUDITORS' REPORT

TO THE CONTRACT OWNERS OF THE NEW ENGLAND VARIABLE ACCOUNT OF METROPOLITAN LIFE INSURANCE COMPANY:

  We have audited the accompanying statement of assets and liabilities and the related statement of operations of The New England Variable Account (comprised of the following Sub-Accounts: Capital Growth, Bond Income, Money Market, Stock Index, Managed, Mid Cap Value, Growth and Income, Small Cap, U.S. Government, Balanced, Equity Growth, International Magnum Equity, Venture Value, Strategic Bond Opportunities, Putnam International, Equity-Income and Overseas) of Metropolitan Life Insurance Company as of and for the year ended December 31, 2000, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising The New England Variable Account of Metropolitan Life Insurance Company as of and for the year ended December 31, 2000, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 26, 2001

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                 SHARES         COST      MARKET VALUE
                              ------------- ------------ --------------
ASSETS
 Investments in sub-accounts,
  at value (Note 2)
NEW ENGLAND ZENITH FUND:
 Capital Growth Series....... 1,553,565.430 $636,316,958 $  639,929,137
 Back Bay Advisors Bond
  Income Series..............   894,412.140   96,800,139     98,081,235
 Back Bay Advisors Money
  Market Series..............   721,902.020   72,190,202     72,190,202
 Westpeak Stock Index Series.   334,111.920   43,751,181     70,100,022
 Back Bay Advisors Managed
  Series.....................   612,385.830  104,787,291    113,854,773
 Harris Oakmark Mid Cap Value
  Series.....................   225,794.020   30,843,973     33,099,146
 Westpeak Growth and Income
  Series.....................   454,482.340   82,493,288     83,352,061
 Loomis Sayles Small Cap
  Series.....................   473,679.610   81,609,700     99,681,136
 Salomon Brothers U.S.
  Government Series.......... 1,056,981.050   12,213,699     12,620,354
 Balanced Series............. 2,288,179.600   33,464,937     31,073,479
 Alger Equity Growth Series.. 8,255,915.420  181,633,012    206,893,240
 Davis Venture Value Series.. 6,254,814.470  118,118,126    182,640,582
 Salomon Brothers Strategic
  Bond Opportunities Series.. 2,185,240.700   25,987,307     24,999,154
METROPOLITAN SERIES FUND:
 Putnam International Stock
  Portfolio.................. 1,618,839.470   19,606,195     20,057,421
VARIABLE INSURANCE PRODUCTS
 FUND:
 Equity-Income Portfolio..... 5,544,484.720  109,476,842    141,495,250
 Overseas Portfolio.......... 4,329,922.430   88,926,284     86,555,149
                                                         --------------
Total investments in sub-accounts, at value.............  1,916,622,341
Dividends receivable....................................        383,545
                                                         --------------
  Total assets..........................................  1,917,005,886
LIABILITIES
 Due to Metropolitan Life Insurance Company.............      2,027,954
                                                         --------------
NET ASSETS.............................................. $1,914,977,932
                                                         ==============
CONTRACT OWNERS' EQUITY
Owners of annuity contracts............................. $1,901,555,939
Annuity reserves (Note 2)...............................     13,421,993
                                                         --------------
  TOTAL FOR VARIABLE ANNUITY CONTRACTS.................. $1,914,977,932
                                                         ==============

                       See Notes to Financial Statements

                       THIS PAGE INTENTIONALLY LEFT BLANK

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                    METROPOLITAN LIFE LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                            CAPITAL        BOND         MONEY       STOCK                      MID CAP       GROWTH
                             GROWTH       INCOME       MARKET       INDEX        MANAGED        VALUE      AND INCOME
                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                          ------------  -----------  ----------- ------------  ------------  -----------  ------------
INCOME:
Dividends...............  $  4,218,349  $      --    $4,350,565  $     59,488  $  2,913,818  $      --    $  2,387,042
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
EXPENSES:
Mortality and expense
 risk charge............     6,731,767      994,870     673,496       756,907     1,245,614      275,234       893,204
Administrative charge...     3,344,236      480,964     338,512       358,258       598,774      136,322       432,239
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
 Total expenses.........    10,076,003    1,475,834   1,012,008     1,115,165     1,844,388      411,556     1,325,443
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
Net investment
 income         (loss)..    (5,857,654)  (1,475,834)  3,338,557    (1,055,677)    1,069,430     (411,556)    1,061,599
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of year......    68,296,013   (7,665,561)     --        41,927,566    25,114,250   (3,961,335)   15,038,667
 End of year............     3,612,179    1,281,097      --        26,348,841     9,067,482    2,255,173       858,773
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
Net change in unrealized
 appreciation
 (depreciation).........   (64,683,834)   8,946,658      --       (15,578,725)  (16,046,768)   6,216,508   (14,179,894)
Net realized gain (loss)
 on investments.........    22,399,282     (977,363)     --         8,309,059     8,850,992     (871,959)    6,639,741
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
Net realized and
 unrealized gain (loss)
 on investments.........   (42,284,552)   7,969,295      --        (7,269,666)   (7,195,776)   5,344,549    (7,540,153)
                          ------------  -----------  ----------  ------------  ------------  -----------  ------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(48,142,206) $ 6,493,461  $3,338,557  $ (8,325,343) $ (6,126,346) $ 4,932,993  $ (6,478,554)
                          ============  ===========  ==========  ============  ============  ===========  ============

--------
* On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.



                       See Notes to Financial Statements

                                                     INTERNATIONAL                STRATEGIC
   SMALL        U.S.                      EQUITY        MAGNUM       VENTURE        BOND         PUTNAM       EQUITY-
    CAP      GOVERNMENT    BALANCED       GROWTH        EQUITY        VALUE     OPPORTUNITIES INTERNATIONAL    INCOME
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT+  SUB-ACCOUNT
-----------  -----------  -----------  ------------  ------------- -----------  ------------- ------------- ------------
$   883,959  $     --     $    12,674  $  2,640,450   $   331,555  $      --     $      --      $ 15,806    $ 13,374,697
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
    937,107     116,636       337,537     2,283,658       163,003    1,690,846       269,071       8,339       1,403,778
    456,928      54,039       168,748     1,100,279        79,573      819,669       125,545       5,383         688,796
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
  1,394,035     170,675       506,285     3,383,937       242,576    2,510,515       394,616      13,722       2,092,574
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
   (510,076)   (170,675)     (493,611)     (743,487)       88,979   (2,510,515)     (394,616)      2,084      11,282,123
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
 19,755,593    (898,689)     (288,325)   71,954,566     4,080,702   55,117,179    (3,190,060)      --         46,113,220
 18,071,436     406,655    (2,391,458)   25,260,228       --        64,522,457      (988,154)    451,226      32,018,408
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
 (1,684,157)  1,305,344    (2,103,133)  (46,694,338)   (4,080,702)   9,405,278     2,201,906     451,226     (14,094,812)
  3,508,137     (99,233)    1,259,535    10,246,312     1,081,655    6,031,646      (398,134)     (9,535)     10,855,939
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
  1,823,980   1,206,111      (843,598)  (36,448,026)   (2,999,047)  15,436,924     1,803,772     441,691      (3,238,873)
-----------  ----------   -----------  ------------   -----------  -----------   -----------    --------    ------------
$ 1,313,904  $1,035,436   $(1,337,209) $(37,191,513)  $(2,910,068) $12,926,409   $ 1,409,156    $443,775    $  8,043,250
===========  ==========   ===========  ============   ===========  ===========   ===========    ========    ============
                 OVERSEAS
               SUB-ACCOUNT     TOTAL
              ------------- -------------
              $ 11,606,075  $  42,794,478
              ------------  -------------
                   998,111     19,779,178
                   488,862      9,677,127
              ------------  -------------
                 1,486,973     29,456,305
              ------------  -------------
                10,119,102     13,338,173
              ------------  -------------
                36,352,607    367,746,393
                (2,371,134)   178,403,209
              ------------  -------------
               (38,723,741)  (189,343,184)
                 5,497,987     82,324,061
              ------------  -------------
               (33,225,754)  (107,019,123)
              ------------  -------------
              $(23,106,652) $ (93,680,950)
              ============  =============


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                             CAPITAL         BOND         MONEY         STOCK                      MID CAP       GROWTH
                             GROWTH         INCOME        MARKET        INDEX        MANAGED        VALUE      AND INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
FROM INVESTMENT
 ACTIVITIES:
Net investment income
 (loss)..                 $  (5,857,654) $ (1,475,834) $  3,338,557  $ (1,055,677) $  1,069,430  $  (411,556) $  1,061,599
Net realized and
 unrealized gain (loss)
 on investments.........    (42,284,552)    7,969,295       --         (7,269,666)   (7,195,776)   5,344,549    (7,540,153)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets derived from
 investment activities..    (48,142,206)    6,493,461     3,338,557    (8,325,343)   (6,126,346)   4,932,993    (6,478,554)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
FROM CONTRACT-RELATED
 TRANSACTIONS:
Net premiums transferred
 from Metropolitan Life
 Insurance Company......     13,881,635     2,088,563     2,601,320     1,203,023     1,987,128      980,455     2,604,729
Net transfers (to) from
 other sub-accounts.....    (47,757,382)  (11,021,695)  (14,481,042)    4,820,158    (6,878,409)   1,228,953    (8,299,025)
Adjustments to reserves
 for policy credits.....         34,210        13,086    27,188,174         8,367         8,181       17,459        26,932
Net transfers to
 Metropolitan
 Life Insurance Company
 Surrenders.............   (106,452,196)  (17,008,767)  (25,182,603)  (13,154,096)  (22,866,554)  (4,559,852)  (11,787,454)
 Annuity benefits.......     (4,227,810)   (1,067,490)     (858,622)     (336,182)   (1,018,219)    (142,785)     (488,125)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets derived from
 contact-related
 transactions...........   (144,521,543)  (26,996,303)  (10,732,773)   (7,458,730)  (28,767,873)  (2,475,770)  (17,942,943)
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
Net increase (decrease)
 in net assets..........   (192,663,749)  (20,502,842)   (7,394,216)  (15,784,073)  (34,894,219)   2,457,223   (24,421,497)
NET ASSETS, AT BEGINNING
 OF THE YEAR............    831,874,991   118,476,911    79,884,143    85,804,129   148,619,426   30,604,978   107,678,284
                          -------------  ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS, AT END OF
 THE YEAR...............  $ 639,211,242  $ 97,974,069  $ 72,489,927  $ 70,020,056  $113,725,207  $33,062,201  $ 83,256,787
                          =============  ============  ============  ============  ============  ===========  ============

--------
* On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.


                       See Notes to Financial Statements

                                                         INTERNATIONAL                  STRATEGIC
    SMALL          U.S.                       EQUITY        MAGNUM        VENTURE         BOND         PUTNAM       EQUITY-
     CAP        GOVERNMENT     BALANCED       GROWTH        EQUITY         VALUE      OPPORTUNITIES INTERNATIONAL    INCOME
 SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT*   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT+  SUB-ACCOUNT
 ------------   -----------  ------------  ------------  -------------  ------------  ------------- ------------- ------------
 $   (510,076)  $  (170,675) $   (493,611) $   (743,487) $     88,979   $ (2,510,515)  $  (394,616)  $     2,084  $ 11,282,123
    1,823,980     1,206,111      (843,598)  (36,448,026)   (2,999,047)    15,436,924     1,803,772       441,691    (3,238,873)
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
    1,313,904     1,035,436    (1,337,209)  (37,191,513)   (2,910,068)    12,926,409     1,409,156       443,775     8,043,250
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
    2,794,914       210,436     1,164,735     6,849,328       459,278      4,821,483       555,079       256,981     3,089,897
   29,469,028      (222,180)   (8,060,711)   48,201,179   (15,364,181)    27,348,206    (3,148,350)   19,747,359   (21,235,840)
       26,363         2,957        14,542        40,024        11,206         35,226        12,578       --             23,599
  (13,690,659)   (1,654,489)   (4,751,001)  (35,719,353)   (2,860,603)   (24,769,943)   (2,934,698)     (268,004)  (21,671,320)
     (165,395)     (211,786)     (223,592)     (448,994)      (59,932)      (372,653)     (219,614)           83      (863,637)
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
   18,434,251    (1,875,062)  (11,856,027)   18,922,184   (17,814,232)     7,062,319    (5,735,005)   19,736,419   (40,657,301)
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
   19,748,155      (839,626)  (13,193,236)  (18,269,329)  (20,724,300)    19,988,728    (4,325,849)   20,180,194   (32,614,051)
   79,817,059    13,446,117    44,231,833   224,926,059    20,747,061    162,444,292    29,270,416       --        173,949,099
 ------------   -----------  ------------  ------------  ------------   ------------   -----------   -----------  ------------
 $ 99,565,214   $12,606,491  $ 31,038,597  $206,656,730  $     22,761   $182,433,020   $24,944,567   $20,180,194  $141,335,048
 ============   ===========  ============  ============  ============   ============   ===========   ===========  ============

                  OVERSEAS
                 SUB-ACCOUNT        TOTAL
               --------------  --------------
                $ 10,119,102   $   13,338,173
                 (33,225,754)    (107,019,123)
               --------------  --------------
                 (23,106,652)     (93,680,950)
               --------------  --------------
                   2,609,437       48,158,421
                   5,653,932           --
                      24,620       27,487,524
                 (14,275,008)    (323,606,600)
                    (528,917)     (11,233,670)
               -------------   --------------
                  (6,515,936)    (259,194,325)
               -------------   --------------
                 (29,622,588)    (352,875,275)
                 116,078,409    2,267,853,207
               -------------   --------------
                $ 86,455,821   $1,914,977,932
               =============   ==============


                       See Notes to Financial Statements

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                             CAPITAL         BOND         MONEY         STOCK                     MID CAP       GROWTH
                             GROWTH         INCOME        MARKET        INDEX     MANAGED SUB-     VALUE      AND INCOME
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT
                          -------------  ------------  ------------  -----------  ------------  -----------  ------------
FROM INVESTMENT
 ACTIVITIES:
Net investment income
 (loss) ..                $ 150,550,490  $  6,892,703  $  2,489,511  $   870,805  $ 18,812,134  $  (111,495) $ 12,635,099
Net realized and
 unrealized gain (loss)
 on investments.........    (45,521,167)   (9,501,620)      --        12,659,381    (6,638,010)    (208,308)   (4,710,703)
                          -------------  ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in
 net assets derived from
 investment activities..    105,029,323    (2,608,917)    2,489,511   13,530,186    12,174,124     (319,803)    7,924,396
                          -------------  ------------  ------------  -----------  ------------  -----------  ------------
FROM CONTRACT-RELATED
 TRANSACTIONS:
Net premiums transferred
 from Metropolitan Life
 Insurance Company......     21,720,726     3,982,893     4,392,239    1,527,449     2,926,306    1,200,036     3,951,032
Net transfers (to) from
 other sub-accounts.....    (42,369,603)   (7,990,514)   33,003,847    6,112,025    (2,356,625)  (5,420,405)    7,476,182
Net transfers to
 Metropolitan Life
 Insurance Company
 Surrenders.............    (80,066,854)  (15,975,607)  (29,268,644)  (8,149,748)  (17,447,521)  (3,254,109)  (10,388,029)
 Annuity benefits.......     (4,177,571)   (1,457,127)   (2,066,596)    (331,923)   (1,861,017)     (74,445)     (677,026)
                          -------------  ------------  ------------  -----------  ------------  -----------  ------------
Increase (decrease) in
 net assets derived from
 contact-related
 transactions...........   (104,893,302)  (21,440,355)    6,060,846     (842,197)  (18,738,857)  (7,548,923)      362,159
                          -------------  ------------  ------------  -----------  ------------  -----------  ------------
Net increase (decrease)
 in net assets..........        136,021   (24,049,272)    8,550,357   12,687,989    (6,564,733)  (7,868,726)    8,286,555
NET ASSETS, AT BEGINNING
 OF THE YEAR............    831,738,970   142,526,183    71,333,786   73,116,140   155,184,159   38,473,704    99,391,729
                          -------------  ------------  ------------  -----------  ------------  -----------  ------------
NET ASSETS, AT END OF
 THE YEAR...............  $ 831,874,991  $118,476,911  $ 79,884,143  $85,804,129  $148,619,426  $30,604,978  $107,678,284
                          =============  ============  ============  ===========  ============  ===========  ============


                       See Notes to Financial Statements

                                                                                      STRATEGIC
    SMALL          U.S.                      EQUITY     INTERNATIONAL   VENTURE         BOND        EQUITY-
     CAP        GOVERNMENT    BALANCED       GROWTH     MAGNUM EQUITY    VALUE      OPPORTUNITIES    INCOME       OVERSEAS
 SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
 -----------    -----------  -----------  ------------  ------------- ------------  ------------- ------------  ------------
 $   (743,518)  $   590,827  $ 1,953,442  $ 25,198,825   $  (195,124) $    979,552   $ 1,891,560  $  6,232,804  $  2,261,295
   18,270,935      (796,075)  (5,141,790)   25,713,316     4,089,942    21,381,095    (1,935,504)    2,706,993    31,525,886
 ------------   -----------  -----------  ------------   -----------  ------------   -----------  ------------  ------------
   17,527,417      (205,248)  (3,188,348)   50,912,141     3,894,818    22,360,647       (43,944)    8,939,797    33,787,181
 ------------   -----------  -----------  ------------   -----------  ------------   -----------  ------------  ------------
    3,110,909       483,391    2,298,968     6,622,737       636,928     5,877,661     1,215,713     5,594,484     3,137,518
   (9,113,553)   (1,523,591)  (4,423,494)   43,747,487    (1,117,734)    5,314,675    (5,003,804)  (11,857,048)   (4,477,845)
   (7,026,279)   (1,810,602)  (3,971,459)  (14,945,949)   (1,567,630)  (13,755,714)   (2,632,262)  (16,625,208)   (8,175,196)
     (391,031)     (375,865)    (320,564)     (775,266)      (97,691)     (869,039)     (240,640)   (1,027,216)     (458,291)
 ------------   -----------  -----------  ------------   -----------  ------------   -----------  ------------  ------------
  (13,419,954)   (3,226,667)  (6,416,549)   34,649,009    (2,146,127)   (3,432,417)   (6,660,993)  (23,914,988)   (9,973,814)
 ------------   -----------  -----------  ------------   -----------  ------------   -----------  ------------  ------------
    4,107,463    (3,431,915)  (9,604,897)   85,561,150     1,748,691    18,928,230    (6,704,937)  (14,975,191)   23,813,367
   75,709,596    16,878,032   53,836,730   139,364,909    18,998,370   143,516,062    35,975,353   188,924,290    92,265,042
 ------------   -----------  -----------  ------------   -----------  ------------   -----------  ------------  ------------
 $ 79,817,059   $13,446,117  $44,231,833  $224,926,059   $20,747,061  $162,444,292   $29,270,416  $173,949,099  $116,078,409
 ============   ===========  ===========  ============   ===========  ============   ===========  ============  ============


                      TOTAL
                 --------------
                  $  230,308,910
                      41,894,371
                  --------------
                     272,203,281
                  --------------
                      68,678,990
                         --
                    (235,060,811)
                     (15,201,308)
                  --------------
                    (181,583,129)
                  --------------
                      90,620,152
                   2,177,233,055
                  --------------
                  $2,267,853,207
                  ==============


                       See Notes to Financial Statements

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS.

  The New England Variable Account (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a funding vehicle for individual variable annuity contracts. The operations of the Account are part of Metropolitan Life Insurance Company (the "Company"). Prior to August 30, 1996, the Account was a part of New England Mutual Life Insurance Company. Effective August 30, 1996, New England Mutual Life Insurance Company merged into Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife Inc., a publicly traded company. The Account has sixteen investment sub-accounts as of December 31, 2000, each of which invests in one series of the New England Zenith Fund ("Zenith Fund"), one portfolio of the Metropolitan Series Fund, Inc. (Met Series Fund) or one portfolio of the Variable Insurance Products Fund. The Zenith Fund, Met Series Fund and the Variable Insurance Products Fund ("VIP") are open-end management investment companies. The series of the Zenith Fund and portfolios of the Met Series Fund and Variable Insurance Products Fund in which the sub-accounts invest are referred to herein as the "Eligible Funds."

2. SIGNIFICANT ACCOUNTING POLICIES.

  The following is a summary of the significant accounting policies consistently followed by the Account.

A. Security Valuation--The Eligible Fund shares are valued at the closing net asset value per share as determined by each fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Standard Time) on each day the Exchange is open for trading.

B. Security Transactions and Related Investment Income--Security transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Net investment income and net realized and unrealized gains and losses on investments are allocated to the contracts on each valuation date based upon the contract's pro rata share of each sub-account. Realized gains and losses from sales of investments are computed on the basis of first in first out.

C. Federal Income Taxes--The operations of the Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the "Code"). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the earnings associated with and credited to the contracts.

D. Annuity Reserves--Annuity reserves are computed for currently payable contracts according to the 1983-a Mortality Tables. The assumed interest rate may be 0%, 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from the Company. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E. Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED

3. PURCHASES AND SALES OF INVESTMENT SECURITIES.

  The following table shows the aggregate cost of shares purchased and proceeds from sales of Eligible Funds for the year ended December 31, 2000:

SERIES                                                  PURCHASES     SALES
------                                                 ----------- ------------
NEW ENGLAND ZENITH FUND:
Capital Growth........................................ $43,578,793 $194,250,234
Back Bay Advisors Bond Income.........................   7,595,309   36,088,993
Back Bay Advisors Money Market........................  88,323,285   96,095,866
Westpeak Stock Index..................................  14,024,594   22,553,412
Back Bay Advisors Managed.............................  10,547,281   38,290,201
Harris Oakmark Mid Cap Value..........................  10,178,144   13,064,496
Westpeak Growth and Income............................  14,843,865   31,757,194
Loomis Sayles Small Cap...............................  45,337,616   27,392,122
Salomon Brothers U.S. Government......................   2,780,270    4,827,601
Balanced..............................................   3,630,256   15,996,218
Alger Equity Growth...................................  80,987,275   62,836,256
Morgan Stanley International Magnum Equity*...........   3,797,948   21,569,556
Davis Venture Value...................................  47,649,106   43,079,912
Salomon Brothers Strategic Bond Opportunities.........   3,230,956    9,338,786
METROPOLITAN SERIES FUND:
Putnam International Stock Portfolio+.................  20,599,507      983,777
VARIABLE INSURANCE PRODUCTS FUND:
Equity-Income Portfolio...............................  23,024,220   52,444,168
Overseas Portfolio....................................  44,446,076   40,877,172

--------
* On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.
+ For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.

  The Account purchases or redeems shares of the seventeen Eligible Funds based on the amount of net premiums invested in the account, transfers among the sub-accounts, policy loans, surrender payments, and annuity payments.

4. CHARGES DEDUCTED BY THE COMPANY.

A. Administrative charge--a fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

B. Mortality and expense risk and administrative asset charges--a charge for the mortality/expense risk assumed by the Company and for administrative expenses, equal to an annual rate of 1.35% of the net assets of the Account is deducted on a daily basis. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by the Company exceed amounts deducted from the net assets of the Account. The expense risk is the risk that administrative costs incurred by the Company exceed amounts deducted from the net assets of the account.

C. Contingent deferred sales charge--In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment Advisory fees and other expenses are deducted from the assets of the Eligible Funds.

                       THE NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--CONTINUED
5. INVESTMENT ADVISERS.

  The investment adviser and sub-adviser for each of the Eligible Funds are listed in the chart below. New England Investment Management, LLC ("NEIM") (formerly, TNE Advisers, Inc.), which is an indirect, wholly owned subsidiary of the Company, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.

           SERIES                           ADVISER                            SUB-ADVISER
           ------             ----------------------------------- --------------------------------------
Capital Growth                Capital Growth Management, L.P.*                      --
Back Bay Advisors Bond        NEIM                                Back Bay Advisors, L.P.
 Income
Back Bay Advisors Money       NEIM                                Back Bay Advisors, L.P.
 Market
Westpeak Stock Index          NEIM                                Westpeak Investment Advisors, L.P.
Back Bay Advisors Managed     NEIM                                Back Bay Advisors, L.P.
Harris Oakmark Mid Cap Value  NEIM                                Harris Associates, L.P.(c)
Westpeak Growth and Income    NEIM                                Westpeak Investment Advisors, L.P.
Loomis Sayles Small Cap       NEIM                                Loomis Sayles & Company, L.P.
Salomon Brothers U.S.         NEIM                                Salomon Brothers
 Government                                                        Asset Management Inc
Balanced                      NEIM                                Wellington Management Company, LLP.(d)
Alger Equity Growth           NEIM                                Fred Alger Management, Inc.
Morgan Stanley International  NEIM                                Morgan Stanley Dean Witter
 Magnum Equity(e)                                                  Investment Management Inc.
Davis Venture Value           NEIM                                Davis Selected Advisers, Inc. (a)
Salomon Brothers Strategic    NEIM                                Salomon Brothers
 Bond Opportunities                                                Asset Management, Inc (b)
Putnam International Stock    Metropolitan Life Insurance Company Putnam Investment Management, Inc.
 Portfolio
VIP Equity-Income Portfolio   Fidelity Management & Research Co.                    --
VIP Overseas Portfolio        Fidelity Management & Research Co.                    --

--------
 *  An Affiliate of the Company
(a) Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers-NY, Inc. a wholly-owned subsidiary of Davis Selected Advisers, L.P.
(b) In connection with Salomon Brothers Asset Management Inc's service as subadviser to the Strategic Bond Opportunities Series, Salomon Brothers Asset Management Inc's London based affiliate, Salomon Brothers Asset Management Limited provides certain subadvisory services to Salomon Brothers Asset Management Inc.
(c) The Harris Oakmark Mid Cap Value Series' sub-adviser was Loomis Sayles until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. became the sub-adviser. Harris associates became the sub-adviser on May 1, 2000.
(d) The Balanced Series' Sub-advisor was Loomis Sayles until May 1, 2000 when Wellington Management Company became the sub-adviser.
(e) On December 1, 2000 the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

  Effective March 26, 1999, TNE Advisers, Inc. changed its name to New England Investment Management, Inc.

6. REGISTRATION EXPENSES.

  The company has assumed the cost of registering the Account and its contracts for distribution under applicable federal and state laws.

                        THE NEW ENGLAND VARIABLE ACCOUNT
                                       OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    NOTES TO FINANCIAL STATEMENTS--CONTINUED

7. VARIABLE ANNUITY CONTRACT UNIT ACTIVITY.

  A summary of units outstanding for variable annuity contracts at December 31, 2000:

                          CAPITAL             BOND             MONEY             STOCK                               MIDCAP
                           GROWTH            INCOME            MARKET            INDEX            MANAGED            VALUE
                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Units Outstanding
 12/31/99...........   33,502,038.9377   32,707,421.6145   36,481,208.6764   15,111,061.6630   37,391,027.5779   17,151,814.8264
Units Purchased.....      430,272.5690      559,317.4951   10,836,588.8086    1,076,868.6492      785,236.6178    2,676,953.5980
Units Redeemed......   (6,567,697.8421)  (7,917,835.7916) (15,730,244.8844)  (2,446,954.3701)  (8,161,979.0319)  (4,235,075.0073)
                      ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Units Outstanding
 12/31/00...........   27,364,613.6646   25,348,903.3180   31,587,552.6006   13,740,975.9421   30,014,285.1638   15,593,693.4171
                      ================  ================  ================  ================  ================  ================
Unit Value 12/31/00.  $      23.359045  $       3.865022  $       2.294889  $       5.095712  $       3.789036  $       2.120229
                      ================  ================  ================  ================  ================  ================

                                                                                                               INTERNATIONAL
                         GROWTH            SMALL             U. S.                               EQUITY            MAGNUM
                       AND INCOME           CAP            GOVERNMENT         BALANCED           GROWTH            EQUITY
                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                    ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Units Outstanding
 12/31/99..........  35,663,197.3321   32,700,410.6753   10,314,951.5633   27,038,754.3495   60,072,409.4471   14,501,457.3408
Units Purchased....   1,721,223.8519   12,307,394.3422    2,104,061.3766    1,170,277.2076   12,079,241.3349    1,098,612.4416
Units Redeemed.....  (7,918,134.4156)  (5,726,410.9403)  (3,544,783.3157)  (8,602,854.9533)  (7,342,443.6270) (15,600,069.7824)
                    ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
Units Outstanding
 12/31/00..........  29,466,286.7684   39,281,394.0772    8,874,229.6242   19,606,176.6038   64,809,207.1550            0.0000
                    ================  ================  ================  ================  ================  ================
Unit Value
 12/31/00.......... $       2.825493  $       2.534666  $       1.420573  $       1.583103  $       3.188694  $       0.000000
                    ================  ================  ================  ================  ================  ================
                                         STRATEGIC
                        VENTURE             BOND             PUTNAM            EQUITY
                         VALUE         OPPORTUNITIES     INTERNATIONAL         INCOME           OVERSEAS
                      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                    ----------------  ----------------  ----------------  ----------------  ----------------
Units Outstanding
 12/31/99..........  57,370,888.6437   20,278,881.5805            0.0000   37,676,845.7850   36,251,177.4455
Units Purchased....  10,355,054.6023      792,888.8154   14,073,790.7354      619,963.4100    2,466,030.3030
Units Redeemed.....  (8,081,385.3172)  (4,734,678.1672)    (565,872.8376)  (9,678,880.8338)  (4,886,238.1192)
                    ----------------  ----------------  ----------------  ----------------  ----------------
Units Outstanding
 12/31/00..........  59,644,557.9288   16,337,092.2287   13,507,917.8978   28,617,928.3612   33,830,969.6293
                    ================  ================  ================  ================  ================
Unit Value
 12/31/00.......... $       3.058670  $       1.526867  $       1.493953  $       4.938689  $       2.555523
                    ================  ================  ================  ================  ================

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Financial Statements
                    as of December 31, 2000 and 1999 and for
         Each of the Three Years in the Period Ended December 31, 2000
                                      and
                          Independent Auditors' Report

                         Independent Auditors' Report

The Board of Directors and Shareholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2000 and 1999, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York
February 9, 2001

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 and 1999
                             (Dollars in millions)

                                                                2000     1999
                                                              -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value.........  $112,445 $ 96,981
 Equity securities, at fair value...........................     2,193    2,006
 Mortgage loans on real estate..............................    21,951   19,739
 Real estate and real estate joint ventures.................     5,504    5,649
 Policy loans...............................................     8,158    5,598
 Other limited partnership interests........................     1,652    1,331
 Short-term investments.....................................       930    3,055
 Other invested assets......................................     2,898    1,501
                                                              -------- --------
 Total investments..........................................   155,731  135,860
Cash and cash equivalents...................................     3,419    2,789
Accrued investment income...................................     2,040    1,725
Premiums and other receivables..............................     8,732    6,681
Deferred policy acquisition costs...........................    10,497    9,070
Deferred income taxes.......................................       --       603
Other assets................................................     3,823    3,563
Separate account assets.....................................    70,250   64,941
                                                              -------- --------
 Total assets...............................................  $254,492 $225,232
                                                              ======== ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits......................................  $ 81,966 $ 73,582
Policyholder account balances...............................    54,309   45,901
Other policyholder funds....................................     5,583    4,498
Policyholder dividends payable..............................     1,082      974
Policyholder dividend obligation............................       385      --
Short-term debt.............................................     1,094    4,208
Long-term debt..............................................     3,443    2,514
Current income taxes payable................................       127      548
Deferred income taxes payable...............................       742      --
Payables under securities loaned transactions...............    12,301    6,461
Other liabilities...........................................     7,076    7,915
Separate account liabilities................................    70,250   64,941
                                                              -------- --------
 Total liabilities..........................................   238,358  211,542
                                                              -------- --------
Commitments and contingencies (Note 10)
Company-obligated mandatorily redeemable securities of
 subsidiary trust...........................................       118      --
                                                              -------- --------
Stockholder's Equity:
Common stock, par value $0.01 per share; 1,000,000,000
 shares authorized; 494,466,664 shares issued and
 outstanding................................................         5      --
Additional paid-in capital..................................    14,549      --
Retained earnings...........................................       407   14,100
Accumulated other comprehensive income (loss)...............     1,055     (410)
                                                              -------- --------
 Total stockholder's equity.................................    16,016   13,690
                                                              -------- --------
 Total liabilities and stockholder's equity.................  $254,492 $225,232
                                                              ======== ========


          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                       2000     1999     1998
                                                      -------  -------  -------
REVENUES
Premiums............................................  $16,263  $12,088  $11,503
Universal life and investment-type product policy
 fees...............................................    1,820    1,433    1,360
Net investment income...............................   11,773    9,816   10,228
Other revenues......................................    2,462    2,154    1,994
Net investment (losses) gains (net of amounts
 allocable to other accounts of $(54), $(67) and
 $608, respectively)................................     (418)     (70)   2,021
                                                      -------  -------  -------
 Total revenues.....................................   31,900   25,421   27,106
                                                      -------  -------  -------
EXPENSES
Policyholder benefits and claims (excludes amounts
 directly related to net investment gains (losses)
 of $41, $(21) and $368, respectively)..............   16,935   13,100   12,638
Interest credited to policyholder account balances..    2,935    2,441    2,711
Policyholder dividends..............................    1,913    1,690    1,651
Payments to former Canadian policyholders...........      327      --       --
Demutualization costs...............................      230      260        6
Other expenses (excludes amounts directly related to
 net investment (losses) gains of $(95), $(46) and
 $240, respectively)................................    8,134    6,755    8,019
                                                      -------  -------  -------
 Total expenses.....................................   30,474   24,246   25,025
                                                      -------  -------  -------
Income before provision for income taxes............    1,426    1,175    2,081
Provision for income taxes..........................      477      558      738
                                                      -------  -------  -------
Net income..........................................  $   949  $   617  $ 1,343
                                                      =======  =======  =======
Net income after April 7, 2000 (date of
 demutualization) (Note 1)..........................  $ 1,169
                                                      =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                                Accumulated Other
                                                           Comprehensive Income (Loss)
                                                      -------------------------------------
                                                                       Foreign    Minimum
                                 Additional           Net Unrealized  Currency    Pension
                          Common  Paid-in   Retained    Investment   Translation Liability
                          Stock   Capital   Earnings  Gains (Losses) Adjustment  Adjustment  Total
                          ------ ---------- --------  -------------- ----------- ---------- -------
Balance at January 1,
 1998...................  $ --    $   --    $12,140       $1,898        $ (31)     $ --     $14,007
Comprehensive income:
 Net income.............                      1,343                                           1,343
 Other comprehensive
  loss:
 Unrealized investment
  losses, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                    (358)                              (358)
 Foreign currency
  translation
  adjustments...........                                                 (113)                 (113)
 Minimum pension
  liability adjustment..                                                             (12)       (12)
                                                                                            -------
 Other comprehensive
  loss..................                                                                       (483)
                                                                                            -------
 Comprehensive income...                                                                        860
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 1998...................    --        --     13,483        1,540         (144)       (12)    14,867
Comprehensive loss:
 Net income.............                        617                                             617
 Other comprehensive
  loss:
 Unrealized investment
  losses, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                  (1,837)                            (1,837)
 Foreign currency
  translation
  adjustments...........                                                   50                    50
 Minimum pension
  liability adjustment..                                                              (7)        (7)
                                                                                            -------
 Other comprehensive
  loss..................                                                                     (1,794)
                                                                                            -------
 Comprehensive loss.....                                                                     (1,177)
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 1999...................    --        --     14,100         (297)         (94)       (19)    13,690
Policy credits and cash
 payments to eligible
 policyholders..........                     (2,958)                                         (2,958)
Common stock issued in
 demutualization........      5    10,917   (10,922)                                            --
Capital contribution
 from Parent............            3,632                                                     3,632
Dividends on common
 stock..................                       (762)                                           (762)
Comprehensive income:
 Net loss before date of
  demutualization.......                       (220)                                           (220)
 Net income after date
  of demutualization....                      1,169                                           1,169
 Other comprehensive
  income:
 Unrealized investment
  gains, net of related
  offsets,
  reclassification
  adjustments and income
  taxes.................                                   1,480                              1,480
 Foreign currency
  translation
  adjustments...........                                                   (6)                   (6)
 Minimum pension
  liability adjustment..                                                              (9)        (9)
                                                                                            -------
 Other comprehensive
  income................                                                                      1,465
                                                                                            -------
 Comprehensive income...                                                                      2,414
                          -----   -------   -------       ------        -----      -----    -------
Balance at December 31,
 2000...................  $   5   $14,549   $   407       $1,183        $(100)     $ (28)   $16,016
                          =====   =======   =======       ======        =====      =====    =======



          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                    2000      1999      1998
                                                  --------  --------  --------
Cash flows from operating activities
Net Income....................................... $    949  $    617  $  1,343
 Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses.........      498       173        56
  Gains (losses) from sales of investments and
   businesses, net...............................      471       137    (2,629)
  Change in undistributed income of real estate
   joint ventures and other limited partnership
   interests.....................................     (200)     (322)      (91)
  Interest credited to other policyholder account
   balances......................................    2,935     2,441     2,711
  Universal life and investment-type product
   policy fees...................................   (1,820)   (1,433)   (1,360)
  Change in accrued investment income............     (171)      269      (181)
  Change in premiums and other receivables.......     (931)     (619)   (2,681)
  Change in deferred policy acquisition costs,
   net...........................................     (880)     (389)     (188)
  Change in insurance-related liabilities........    3,144     2,243     1,481
  Change in income taxes payable.................      246        22       251
  Change in other liabilities....................   (2,180)      857     2,390
  Other, net.....................................     (764)     (131)     (260)
                                                  --------  --------  --------
Net cash provided by operating activities........    1,297     3,865       842
                                                  --------  --------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
  Fixed maturities...............................   57,295    73,120    57,857
  Equity securities..............................      899       760     3,085
  Mortgage loans on real estate..................    2,163     1,992     2,296
  Real estate and real estate joint ventures.....      655     1,062     1,122
  Other limited partnership interests............      422       469       146
 Purchases of:
  Fixed maturities...............................  (63,991)  (72,253)  (67,543)
  Equity securities..............................     (863)     (410)     (854)
  Mortgage loans on real estate..................   (2,836)   (4,395)   (2,610)
  Real estate and real estate joint ventures.....     (407)     (341)     (423)
  Other limited partnership interests............     (660)     (465)     (723)
 Net change in short-term investments............    2,382    (1,577)     (761)
 Net change in policy loans......................     (315)        2       133
 Purchase of businesses, net of cash received....     (416)   (2,972)      --
 Proceeds from sales of businesses...............      877       --      7,372
 Net change in payable under securities loaned
  transactions...................................    5,840     2,692     3,769
 Other, net......................................     (623)      (73)     (183)
                                                  --------  --------  --------
Net cash provided by (used in) investing
 activities...................................... $    422  $ (2,389) $  2,683
                                                  --------  --------  --------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 and 1998
                             (Dollars in millions)

                                                   2000      1999      1998
                                                 --------  --------  --------
Cash flows from financing activities
 Policyholder account balances:
  Deposits...................................... $ 28,834  $ 18,428  $ 19,361
  Withdrawals...................................  (28,235)  (20,650)  (21,706)
 Net change in short-term debt..................   (3,114)      623    (1,002)
 Long-term debt issued..........................    1,230        44       693
 Long-term debt repaid..........................     (124)     (433)     (481)
 Capital contribution from Parent...............    3,632       --        --
 Cash payments to eligible policyholders........   (2,550)      --        --
 Dividends on common stock......................     (762)      --        --
                                                 --------  --------  --------
Net cash used in financing activities...........   (1,089)   (1,988)   (3,135)
                                                 --------  --------  --------
Change in cash and cash equivalents.............      630      (512)      390
Cash and cash equivalents, beginning of year....    2,789     3,301     2,911
                                                 --------  --------  --------
Cash and cash equivalents, end of year.......... $  3,419  $  2,789  $  3,301
                                                 ========  ========  ========
Supplemental disclosures of cash flow
 information:
Cash paid during the year for:
 Interest....................................... $    440  $    388  $    367
                                                 ========  ========  ========
 Income taxes................................... $    222  $    587  $    579
                                                 ========  ========  ========
Non-cash transactions during the year:
 Policy credits to eligible policyholders....... $    408  $    --   $    --
                                                 ========  ========  ========
 Business acquisitions--assets.................. $ 22,936  $  4,832  $    --
                                                 ========  ========  ========
 Business acquisitions--liabilities............. $ 22,437  $  1,860  $    --
                                                 ========  ========  ========
 Business dispositions--assets.................. $  1,879  $    --   $ 10,663
                                                 ========  ========  ========
 Business dispositions--liabilities............. $  1,686  $    --   $  3,691
                                                 ========  ========  ========
 Real estate acquired in satisfaction of debt... $     22  $     37  $     69
                                                 ========  ========  ========


          See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.Summary Of Significant Accounting Policies

 Business

  Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and financial services to a broad section of institutional and individual customers. The Company offers life insurance, annuities and mutual funds to individuals and group insurance, reinsurance and retirement and savings products and services to corporations and other institutions.

 Basis of Presentation

  The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

  The preparation of financial statements in conformity GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining deferred policy acquisition costs, investment allowances and the liability for future policyholder benefits. Actual results could differ from those estimates.

  The accompanying consolidated financial statements include the accounts of Metropolitan Life and subsidiaries, partnerships and joint ventures in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. Intercompany accounts and transactions have been eliminated.

  The Company uses the equity method to account for its investments in real estate joint ventures and other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

  Minority interest related to consolidated entities included in other liabilities was $479 million and $245 million at December 31, 2000 and 1999, respectively.

  Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2000 presentation.

 Demutualization

  On April 7, 2000 (the "date of demutualization"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company"), a Delaware corporation. The conversion was pursuant to an order by the New York Superintendent of Insurance ("Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "plan").

  On the date of demutualization, policyholders' membership interests in Metropolitan Life were extinguished and eligible policyholders received, in exchange for their interests, trust interests representing 494,466,664 shares of common stock of MetLife to be held in a trust, cash payments aggregating $2,550 million and adjustments to their policy values in the form of policy credits aggregating $408 million, as provided in the plan. In addition, Metropolitan Life's Canadian branch made cash payments of $327 million to holders of certain policies transferred to Clarica Life Insurance Company in connection with the sale of a substantial portion of Metropolitan Life's Canadian operations in 1998, as a result of a commitment made in connection with obtaining Canadian regulatory approval of that sale.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Earnings After Date of Demutualization

  Net income after the date of demutualization is based on the results of operations after March 31, 2000, adjusted for the payments to the former Canadian policyholders and costs of demutualization recorded in April 2000 which are applicable to the period prior to April 7, 2000.

 Investments

  The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

  Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. Interest income earned on impaired loans is accrued on the net carrying value amount of the loan based on the loan's effective interest rate. However, interest ceases to be accrued for loans on which interest is more than 60 days past due.

  Real estate, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs.

  Policy loans are stated at unpaid principal balances.

  Short-term investments are stated at amortized cost, which approximates fair value.

 Derivative Instruments

  The Company uses derivative instruments to reduce the risk associated with changing market values or variable cash flows related to the Company's financial assets and liabilities. This objective is achieved through one of two principal risk management strategies: hedging the changes in fair value of financial assets, liabilities or firm commitments or hedging the variable cash flows of assets, liabilities or forecasted transactions. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception. The Company's derivative strategy employs a variety of instruments including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options.

  The Company's derivative program is monitored by senior management. The Company's risk of loss is typically limited to the fair value of its derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the contracts. The Company has policies regarding the financial stability and credit standing of its major counterparties.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company uses derivative instruments to hedge designated risks. The hedge is expected to be highly effective in offsetting the designated risk at the inception of the contract. The Company monitors the effectiveness of its hedges throughout the contract term using an offset ratio of 80 to 125 percent as its minimum acceptable threshold for hedge effectiveness. During any period the derivative instruments are outside their threshold for hedge effectiveness, or if the relationship no longer qualifies as a hedge, all changes in the derivative's value are marked to market through net investment gains and losses.

  Gains or losses on financial futures contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, recorded as an adjustment to the basis of the purchased assets or to the proceeds on disposition. Gains or losses on financial futures used in asset risk management are deferred and amortized into net investment income over the remaining term of the investment. Gains or losses on financial futures used in portfolio risk management are deferred and amortized into net investment income or policyholder benefits over the remaining life of the hedged sector of the underlying portfolio.

  Financial forward contracts that are entered into to purchase securities are marked to fair value through other comprehensive income, similar to the accounting for the security to be purchased. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the contracted value. Gains or losses resulting from the termination of forward contracts are recognized immediately as a component of net investment gains (losses).

  Interest rate and certain foreign currency swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the term of the swap agreement as an adjustment to net investment income or other expenses. Gains or losses resulting from swap terminations are amortized over the remaining term of the underlying asset or liability. Gains and losses on swaps and certain foreign forward exchange contracts entered into in anticipation of investment transactions are deferred and, at the time of the ultimate investment purchase or disposition, reflected as an adjustment to the basis of the purchased assets or to the proceeds of disposition. In the event the asset or liability underlying a swap is disposed of, the swap position is closed immediately and any gain or loss is recorded in net investment gains and losses.

  The Company periodically enters into collars, which consist of purchased put and written call options, to lock in unrealized gains on equity securities. Collars are marked to market through other comprehensive income (loss), similar to the accounting for the underlying equity securities.

  Purchased interest rate caps and floors are used to offset the risk of interest rate changes related to insurance liabilities. Premiums paid on floors, caps and options are amortized over the life of the applicable derivative instrument. Any gains or losses relating to these derivative instruments are deferred and are recognized as a component of net investment income over the original term of the derivative instrument.

 Cash and Cash Equivalents

  The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

 Property, Equipment and Leasehold Improvements

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from 10 to 40 years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $1,304 million and $1,224 million at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $120 million, $109 million and $116 million for the years ended December 31, 2000, 1999 and 1998, respectively.

 Deferred Policy Acquisition Costs

  The costs of acquiring new insurance business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

  Deferred policy acquisition costs for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

  Deferred policy acquisition costs related to internally replaced contracts are expensed at date of replacement.

  Deferred policy acquisition costs for property and casualty insurance contracts, which are primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

  Value of business acquired, included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts.

  Information regarding deferred policy acquisition costs is as follows:

                                                        Years ended December
                                                                 31,
                                                        -----------------------
                                                         2000     1999    1998
                                                        -------  ------  ------
                                                        (Dollars in millions)
   Balance at January 1................................ $ 9,070  $7,028  $6,948
   Capitalization of policy acquisition costs..........   1,805   1,160   1,025
   Value of business acquired..........................   1,681     156      32
                                                        -------  ------  ------
       Total...........................................  12,556   8,344   8,005
                                                        -------  ------  ------
   Amortization allocated to:
     Net investment (losses) gains.....................     (95)    (46)    240
     Unrealized investment gains (losses)..............     596  (1,628)   (216)
     Other expenses....................................   1,472     930     641
                                                        -------  ------  ------
       Total amortization..............................   1,973    (744)    665
                                                        -------  ------  ------
   Dispositions and other..............................     (86)    (18)   (312)
                                                        -------  ------  ------
   Balance at December 31.............................. $10,497  $9,070  $7,028
                                                        =======  ======  ======

  On September 28, 1999, Metropolitan Life's board of directors adopted a plan of reorganization. Consequently, in the fourth quarter of 1999, Metropolitan Life was able to commit to state insurance regulatory authorities that it would establish investment sub-segments to further align investments with the traditional individual life business of the Individual Business segment. As a result, future dividends for the traditional individual life business will be determined based on the results of such investment sub-segments. Additionally, estimated future gross margins used to determine amortization of deferred policy acquisition costs and the amount of unrealized investment gains and losses relating to these products are based on investments in such sub-segments. Using the investments in the sub-segments to determine estimated gross margins and unrealized investment gains and losses increased 1999 amortization of deferred policy acquisition costs by $56 million, net of income taxes of $32 million, and decreased other comprehensive loss in 1999 by $123 million, net of income taxes of $70 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Amortization of deferred policy acquisition costs is allocated to (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  Investment gains and losses related to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

 Goodwill

  The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over a period ranging from 10 to 30 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

                                                     Years ended December 31
                                                     --------------------------
                                                       2000     1999     1998
                                                     --------  -------  -------
                                                      (Dollars in millions)
Net Balance at January 1............................ $    611  $   404  $   359
Acquisitions........................................      279      237       67
Amortization........................................      (62)     (30)     (22)
Dispositions........................................     (125)     --       --
                                                     --------  -------  -------
Net Balance at December 31.......................... $    703  $   611  $   404
                                                     ========  =======  =======

                                                             December 31
                                                        -----------------------
                                                           2000        1999
                                                        ----------  -----------
                                                        (Dollars in millions)
Accumulated Amortization............................... $       74  $       118
                                                        ==========  ===========

 Future Policy Benefits and Policyholder Account Balances

  Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 11%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

  Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 12%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 11%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 11%.

  Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 17%, less expenses, mortality charges and withdrawals.

  The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

 Policyholder Dividends

  Policyholder dividends are approved annually by the boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

 Participating Business

  Participating business represented approximately 22% and 19% of the Company's life insurance in-force, and 81% and 83% of the number of life insurance policies in-force, at December 31, 2000 and 1999, respectively. Participating policies represented approximately 47% and 50%, 50% and 54%, and 45% and 47% of gross and net life insurance premiums for the years ended December 31, 2000, 1999 and 1998, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

 Income Taxes

  Metropolitan Life and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. Under the Code, the amount of federal income tax expense incurred by mutual life insurance companies includes an equity tax calculated based upon a prescribed formula that incorporates a differential earnings rate between stock and mutual life insurance companies. Metropolitan Life is not subject to the equity tax after the date of demutualization. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

 Reinsurance

  The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. Deferred policy acquisition costs are reduced by amounts

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

 Foreign Currency Translation

  Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income (loss). Gains and losses from foreign currency transactions are reported in earnings.

 Application of Accounting Pronouncements


  Effective December 31, 2000, the Company early adopted Statement of Position ("SOP") 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts ("SOP 00-3"). SOP 00-3 provides guidance on accounting by insurance enterprises for demutualizations and the formation of mutual insurance holding companies, including the emergence of earnings from and the financial statement presentation of the closed block formed as a part of a demutualization. Adoption of SOP 00-3 did not have a material effect on the Company's consolidated results of operations other than the reclassification of demutualization costs as operating expenses rather than as an extraordinary item.

  Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principles to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that 1) transfer only significant timing risk, 2) transfer only significant underwriting risk, 3) transfer neither significant timing nor underwriting risk and 4) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

  In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125 ("SFAS 140"). SFAS 140 is effective for transfers and extinguishments of liabilities occurring after March 31, 2001 and is effective for disclosures about securitizations and collateral and for recognition and reclassification of collateral for fiscal years ending after

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 15, 2000. The Company is in the process of quantifying the impact, if any, of the provisions of SFAS 140 effective for future periods.

  Effective January 1, 1999, the Company adopted SOP 98-5, Reporting on the Costs of Start-Up Activities ("SOP 98-5"). SOP 98-5 broadly defines start-up activities. SOP 98-5 requires costs of start-up activities and organization costs to be expensed as incurred. Adoption of SOP 98-5 did not have a material effect on the Company's consolidated financial statements.

  Effective January 1, 1999, the Company adopted SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use ("SOP 98-1"). SOP 98-1 provides guidance for determining when an entity should capitalize or expense external and internal costs of computer software developed or obtained for internal use. Adoption of the provisions of SOP 98-1 had the effect of increasing other assets by $82 million at December 31, 1999.

  Effective January 1, 1999, the Company adopted SOP 97-3, Accounting for Insurance and Other Enterprises for Insurance Related Assessments ("SOP 97-3"). SOP 97-3 provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund and other insurance related assessments. Adoption of SOP 97-3 did not have a material effect on the Company's consolidated financial statements.

  In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment of FASB Statement No. 133 ("SFAS 138"). In June 1999, the FASB also issued Statement of Financial Accounting Standards No. 137, Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133 ("SFAS 137"). SFAS 137 deferred the provisions of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") until January 1, 2001. SFAS 133 and SFAS 138 require, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 and SFAS 138, as of January 1, 2001, are required to be reported in income. The Company estimates that the cumulative effect of the adoption SFAS 133 and SFAS 138 will result in a $32 million, net of income taxes of $19 million, increase in other comprehensive income and an insignificant impact on net income.

  In July 2000, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF No. 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company currently is in the process of quantifying the impact of EITF No. 99-20, the provisions of the consensus are not expected to have a material impact on the Company's consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.Investments

 Fixed Maturities and Equity Securities

  Fixed maturities and equity securities at December 31, 2000 were as follows:

                                                    Gross Unrealized
                                                    -----------------
                                           Cost or
                                          Amortized                   Estimated
                                            Cost      Gain     Loss   Fair Value
                                          --------- -------- -------- ----------
                                                  (Dollars in millions)
   Fixed Maturities:
    Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..........  $  8,443  $  1,188 $     16  $  9,615
    States and political subdivisions...     1,563        79        3     1,639
    Foreign governments.................     5,153       341      153     5,341
    Corporate...........................    48,401     1,176    1,466    48,111
    Mortgage and asset-backed
     securities.........................    32,996       697      165    33,528
    Other...............................    13,872       384      366    13,890
                                          --------  -------- --------  --------
     Total bonds........................   110,428     3,865    2,169   112,124
    Redeemable preferred stocks.........       321       --       --        321
                                          --------  -------- --------  --------
     Total fixed maturities.............  $110,749  $  3,865 $  2,169  $112,445
                                          ========  ======== ========  ========
   Equity Securities:
    Common stocks.......................  $    872  $    785 $     55  $  1,602
    Nonredeemable preferred stocks......       577        19        5       591
                                          --------  -------- --------  --------
     Total equity securities............  $  1,449  $    804 $     60  $  2,193
                                          ========  ======== ========  ========

  Fixed maturities and equity securities at December 31, 1999 were as follows:
                                                    Gross Unrealized
                                                    -----------------
                                           Cost or
                                          Amortized                   Estimated
                                            Cost      Gain     Loss   Fair Value
                                          --------- -------- -------- ----------
                                                  (Dollars in millions)
   Fixed Maturities:
    Bonds:
    U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies..........  $  5,990  $    456 $    147  $  6,299
    States and political subdivisions...     1,583         4       45     1,542
    Foreign governments.................     4,090       210       94     4,206
    Corporate...........................    47,505       585    1,913    46,177
    Mortgage and asset-backed
     securities.........................    27,396       112      847    26,661
    Other...............................    12,235       313      462    12,086
                                          --------  -------- --------  --------
     Total bonds........................    98,799     1,680    3,508    96,971
    Redeemable preferred stocks.........        10       --       --         10
                                          --------  -------- --------  --------
     Total fixed maturities.............  $ 98,809  $  1,680 $  3,508  $ 96,981
                                          ========  ======== ========  ========
   Equity Securities:
    Common stocks.......................  $    980  $    921 $     35  $  1,866
    Nonredeemable preferred stocks......       151       --        11       140
                                          --------  -------- --------  --------
     Total equity securities............  $  1,131  $    921 $     46  $  2,006
                                          ========  ======== ========  ========

  The Company held foreign currency derivatives with notional amounts of $3,885 million and $4,002 million to hedge the exchange rate risk associated with foreign bonds at December 31, 2000 and 1999, respectively.

  At December 31, 2000, fixed maturities at estimated fair values held by the Company that were below investment grade or not rated by an independent rating agency totaled $9,864 million. At December 31, 2000, non-income producing fixed maturities were insignificant.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The cost or amortized cost and estimated fair value of bonds at December 31, 2000, by contractual maturity date, are shown below:

                                                             Cost or
                                                            Amortized Estimated
                                                              Cost    Fair Value
                                                            --------- ----------
                                                                (Dollars in
                                                                 millions)
   Due in one year or less................................. $  3,465   $  3,460
   Due after one year through five years...................   21,041     21,275
   Due after five years through ten years..................   23,831     23,904
   Due after ten years.....................................   29,095     29,957
                                                            --------   --------
     Total.................................................   77,432     78,596
   Mortgage and asset-backed securities....................   32,996     33,528
                                                            --------   --------
     Total bonds........................................... $110,428   $112,124
                                                            ========   ========

  Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  Sales of securities classified as available-for-sale were as follows:

                                                         Years ended December
                                                                  31,
                                                        -----------------------
                                                         2000    1999    1998
                                                        ------- ------- -------
                                                         (Dollars in millions)
   Proceeds............................................ $46,205 $59,852 $46,913
   Gross investment gains.............................. $   599 $   605 $ 2,053
   Gross investment losses............................. $ 1,520 $   911 $   486

  Gross investment losses above exclude writedowns recorded during 2000 and 1999 for permanently impaired available-for-sale securities of $324 million and $133 million, respectively.

  Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

 Securities Lending Program

  The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $11,746 million and $6,458 million and estimated fair value of $12,289 million and $6,391 million were on loan under the program at December 31, 2000 and 1999, respectively. The Company was liable for cash collateral under its control of $12,301 million and $6,461 million at December 31, 2000 and 1999, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

 Assets on Deposit and Held in Trust

  The Company had investment assets on deposit with regulatory agencies with a fair market value of $597 million and $476 million at December 31, 2000 and 1999, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,234 million at December 31, 2000.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Mortgage Loans on Real Estate

  Mortgage loans on real estate were categorized as follows:

                                                           December 31
                                                 -------------------------------
                                                      2000            1999
                                                 --------------- ---------------
                                                 Amount  Percent Amount  Percent
                                                 ------- ------- ------- -------
                                                      (Dollars in millions)
   Commercial mortgage loans.................... $16,944    77%  $14,931    75%
   Agricultural mortgage loans..................   4,980    22     4,816    24
   Residential mortgage loans...................     110     1        82     1
                                                 -------   ---   -------   ---
     Total......................................  22,034   100%   19,829   100%
                                                           ===             ===
   Less: Valuation allowances...................      83              90
                                                 -------         -------
     Mortgage loans............................. $21,951         $19,739
                                                 =======         =======

  Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2000, approximately 16%, 7% and 6% of the properties were located in California, New York and Georgia, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

  Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $540 million and $547 million at December 31, 2000 and 1999, respectively.

  Changes in mortgage loan valuation allowances were as follows:

                                                    Years ended December 31,
                                                    ---------------------------
                                                     2000      1999      1998
                                                    -------- --------  --------
                                                      (Dollars in millions)
   Balance at January 1............................ $    90  $    173  $    289
   Additions.......................................      38        40        40
   Deductions for writedowns and dispositions......     (74)     (123)     (130)
   Acquisitions (dispositions) of affiliates.......      29       --        (26)
                                                    -------  --------  --------
   Balance at December 31.......................... $    83  $     90  $    173
                                                    =======  ========  ========

  A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                               December 31,
                                                           ---------------------
                                                              2000       1999
                                                           ---------- ----------
                                                           (Dollars in millions)
   Impaired mortgage loans with valuation allowances...... $      592 $      540
   Impaired mortgage loans without valuation allowances...        330        437
                                                           ---------- ----------
     Total................................................        922        977
   Less: Valuation allowances.............................         77         83
                                                           ---------- ----------
     Impaired mortgage loans.............................. $      845 $      894
                                                           ========== ==========

  The average investment in impaired mortgage loans on real estate was $912 million, $1,134 million and $1,282 million for the years ended December 31, 2000, 1999 and 1998, respectively. Interest income on impaired mortgage loans was $76 million, $101 million and $109 million for the years ended December 31, 2000, 1999 and 1998, respectively.

  The investment in restructured mortgage loans on real estate was $784 million and $980 million at December 31, 2000 and 1999, respectively. Interest income of $62 million, $80 million and $74 million was recognized on restructured loans for the years ended December 31, 2000, 1999 and 1998, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $74 million, $92 million and $87 million for the years ended December 31, 2000, 1999 and 1998, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $40 million and $44 million at December 31, 2000 and 1999, respectively.

 Real Estate and Real Estate Joint Ventures

  Real estate and real estate joint ventures consisted of the following:

                                                           December 31,
                                                       ----------------------
                                                          2000        1999
                                                       ----------  ----------
                                                       (Dollars in millions)
   Real estate and real estate joint ventures held-
    for-investment.................................... $    5,495  $    5,440
   Impairments........................................       (272)       (289)
                                                       ----------  ----------
     Total............................................      5,223       5,151
                                                       ----------  ----------
   Real estate and real estate joint ventures held-
    for-sale..........................................        417         719
   Impairments........................................        (97)       (187)
   Valuation allowance................................        (39)        (34)
                                                       ----------  ----------
     Total............................................        281         498
                                                       ----------  ----------
       Real estate and real estate joint ventures..... $    5,504  $    5,649
                                                       ==========  ==========

  Accumulated depreciation on real estate was $2,337 million and $2,235 million at December 31, 2000 and 1999, respectively. Related depreciation expense was $224 million, $247 million and $282 million for the years ended December 31, 2000, 1999 and 1998, respectively.

  Real estate and real estate joint ventures were categorized as follows:

                                                           December 31,
                                                   -----------------------------
                                                        2000           1999
                                                   -------------- --------------
                                                   Amount Percent Amount Percent
                                                   ------ ------- ------ -------
                                                       (Dollars in millions)
   Office......................................... $3,635    66%  $3,846    68%
   Retail.........................................    586    10      587    10
   Apartments.....................................    558    10      474     8
   Land...........................................    202     4      258     5
   Agriculture....................................     84     2       96     2
   Other..........................................    439     8      388     7
                                                   ------   ---   ------   ---
     Total........................................ $5,504   100%  $5,649   100%
                                                   ======   ===   ======   ===

  The Company's real estate holdings are primarily located throughout the United States. At December 31, 2000, approximately 26%, 25% and 10% of the Company's real estate holdings were located in New York, California and Texas, respectively.

  Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                Years ended
                                                                December 31,
                                                               ----------------
                                                               2000  1999  1998
                                                               ----  ----  ----
                                                                (Dollars in
                                                                 millions)
   Balance at January 1....................................... $ 34  $ 33  $110
   Additions charged (credited) to operations.................   17    36    (5)
   Deductions for writedowns and dispositions.................  (12)  (35)  (72)
                                                               ----  ----  ----
   Balance at December 31..................................... $ 39  $ 34  $ 33
                                                               ====  ====  ====

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Investment income related to impaired real estate and real estate joint ventures held-for-investment was $45 million, $61 million and $105 million for the years ended December 31, 2000, 1999 and 1998, respectively. Investment income related to impaired real estate and real estate joint ventures held-for-sale was $18 million, $14 million and $3 million for the years ended December 31, 2000, 1999 and 1998, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $15 million and $22 million at December 31, 2000 and 1999, respectively.

  The Company owned real estate acquired in satisfaction of debt of $66 million and $47 million at December 31, 2000 and 1999, respectively.

 Leveraged Leases

  Leveraged leases, included in other invested assets, consisted of the following:

                                                             December 31,
                                                         ----------------------
                                                            2000        1999
                                                         ----------  ----------
                                                         (Dollars in millions)
   Investment........................................... $    1,002  $    1,016
   Estimated residual values............................        546         559
                                                         ----------  ----------
     Total..............................................      1,548       1,575
   Unearned income......................................       (384)       (417)
                                                         ----------  ----------
     Leveraged leases................................... $    1,164  $    1,158
                                                         ==========  ==========

  The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from three to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property.

 Net Investment Income

  The components of net investment income were as follows:

                                                          Years ended December
                                                                   31,
                                                         -----------------------
                                                          2000    1999    1998
                                                         ------- ------- -------
                                                          (Dollars in millions)
   Fixed maturities..................................... $ 8,529 $ 7,171 $ 6,990
   Equity securities....................................      41      40      78
   Mortgage loans on real estate........................   1,693   1,484   1,580
   Real estate and real estate joint ventures...........   1,407   1,426   1,529
   Policy loans.........................................     515     340     387
   Other limited partnership interests..................     142     199     196
   Cash, cash equivalents and short-term investments....     271     173     187
   Other................................................     192      91     406
                                                         ------- ------- -------
     Total..............................................  12,790  10,924  11,353
   Less: Investment expenses............................   1,017   1,108   1,125
                                                         ------- ------- -------
     Net investment income.............................. $11,773 $ 9,816 $10,228
                                                         ======= ======= =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 Net Investment Gains (Losses)

  Net investment gains (losses), including changes in valuation allowances, were as follows:

                                                         Years ended December
                                                                 31,
                                                         ----------------------
                                                          2000    1999    1998
                                                         -------  -----  ------
                                                             (Dollars in
                                                              millions)
   Fixed maturities..................................... $(1,437) $(538) $  573
   Equity securities....................................     192     99     994
   Mortgage loans on real estate........................     (18)    28      23
   Real estate and real estate joint ventures...........     101    265     424
   Other limited partnership interests..................      (7)    33      13
   Sales of businesses..................................     632    --      531
   Other................................................      65    (24)     71
                                                         -------  -----  ------
     Total..............................................    (472)  (137)  2,629
   Amounts allocable to:
     Future policy benefit loss recognition.............     --     --     (272)
     Deferred policy acquisition costs..................      95     46    (240)
     Participating contracts............................    (126)    21     (96)
     Policyholder dividend obligation...................      85    --      --
                                                         -------  -----  ------
       Net investment (losses) gains.................... $  (418) $ (70) $2,021
                                                         =======  =====  ======

  Investment gains and losses have been reduced by (1) additions to future policy benefits resulting from the need to establish additional liabilities due to the recognition of investment gains, (2) deferred policy acquisition cost amortization to the extent that such amortization results from investment gains and losses, (3) additions to participating contractholder accounts when amounts equal to such investment gains and losses are credited to the contractholders' accounts, and (4) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

 Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                        Years ended December
                                                                 31,
                                                       -------------------------
                                                        2000     1999     1998
                                                       -------  -------  -------
                                                        (Dollars in millions)
   Fixed maturities................................... $ 1,696  $(1,828) $ 4,809
   Equity securities..................................     744      875      832
   Other invested assets..............................      70      165      154
                                                       -------  -------  -------
     Total............................................   2,510     (788)   5,795
                                                       -------  -------  -------
   Amounts allocable to:
     Future policy benefit loss recognition...........    (284)    (249)  (2,248)
     Deferred policy acquisition costs................     101      697     (931)
     Participating contracts..........................    (133)    (118)    (212)
     Policyholder dividend obligation.................    (385)     --       --
   Deferred income taxes..............................    (626)     161     (864)
                                                       -------  -------  -------
     Total............................................  (1,327)     491   (4,255)
                                                       -------  -------  -------
       Net unrealized investment gains (losses)....... $ 1,183  $  (297) $ 1,540
                                                       =======  =======  =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The changes in net unrealized investment gains (losses) were as follows:

                                                        Years ended December
                                                                 31,
                                                        -----------------------
                                                         2000    1999     1998
                                                        ------  -------  ------
                                                        (Dollars in millions)
   Balance at January 1...............................  $ (297) $ 1,540  $1,898
   Unrealized investment gains (losses) during the
    year..............................................   3,298   (6,583)   (870)
   Unrealized investment gains (losses) relating to:
     Future policy benefit loss recognition...........     (35)   1,999     (59)
     Deferred policy acquisition costs................    (596)   1,628     216
     Participating contracts..........................     (15)      94     100
     Policyholder dividend obligation.................    (385)     --      --
   Deferred income taxes..............................    (787)   1,025     255
                                                        ------  -------  ------
   Balance at December 31.............................  $1,183  $  (297) $1,540
                                                        ======  =======  ======
   Net change in unrealized investment gains (losses).  $1,480  $(1,837) $ (358)
                                                        ======  =======  ======

3. Derivative Instruments

  The table below provides a summary of the carrying value, notional amount and current market or fair value of derivative financial instruments held at December 31, 2000 and 1999:

                                          2000                                 1999
                          ------------------------------------ ------------------------------------
                                              Current Market                       Current Market
                                              or Fair Value                        or Fair Value
                          Carrying Notional ------------------ Carrying Notional ------------------
                           Value    Amount  Assets Liabilities  Value    Amount  Assets Liabilities
                          -------- -------- ------ ----------- -------- -------- ------ -----------
                                                    (Dollars in millions)
Financial futures.......    $23    $   254   $ 23     $--        $ 27   $ 3,140   $37      $ 10
Interest rate swaps.....     41      1,549     49        1        (32)    1,316    11        40
Floors..................    --         325      3      --         --        --    --        --
Caps....................    --       9,950    --       --           1    12,376     3       --
Foreign currency swaps..     (1)     1,469    267       85        --      4,002    26       103
Exchange traded options.      1         10    --         1        --        --    --        --
                            ---    -------   ----     ----       ----   -------   ---      ----
 Total contractual
  commitments...........    $64    $13,557   $342     $ 87       $ (4)  $20,834   $77      $153
                            ===    =======   ====     ====       ====   =======   ===      ====

  The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2000 and 1999:

                             December 31, 1999           Terminations/ December 31, 2000
                              Notional Amount  Additions  Maturities    Notional Amount
                             ----------------- --------- ------------- -----------------
                                                (Dollars in millions)
   BY DERIVATIVE TYPE
   Financial futures.......       $ 3,140       $14,255     $17,141         $   254
   Financial forwards......           --             12          12             --
   Interest rate swaps.....         1,316         1,605       1,372           1,549
   Floors..................           --            325         --              325
   Caps....................        12,376         1,000       3,426           9,950
   Foreign currency swaps..         4,002           687       3,220           1,469
   Exchange traded options.           --             41          31              10
                                  -------       -------     -------         -------
     Total contractual com-
      mitments.............       $20,834       $17,925     $25,202         $13,557
                                  =======       =======     =======         =======
   BY STRATEGY
   Liability hedging.......       $12,571       $ 2,876     $ 3,830         $11,617
   Invested asset hedging..         4,215           781       3,310           1,686
   Portfolio hedging.......         2,021        14,255      16,022             254
   Anticipated transaction
    hedging................         2,027            13       2,040             --
                                  -------       -------     -------         -------
     Total contractual com-
      mitments.............       $20,834       $17,925     $25,202         $13,557
                                  =======       =======     =======         =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2000:

                                                    Remaining Life
                             -------------------------------------------------------------
                             One Year   After One Year   After Five Years
                             or Less  Through Five Years Through Ten Years After Ten Years  Total
                             -------- ------------------ ----------------- --------------- -------
                                                     (Dollars in millions)
   Financial futures.......   $  254        $  --             $  --             $--        $   254
   Interest rate swaps.....      243           714               268             324         1,549
   Floors..................      --            --                325             --            325
   Caps....................    5,210         4,740               --              --          9,950
   Foreign currency swaps..       91           508               685             185         1,469
   Exchange traded options.       10           --                --              --             10
                              ------        ------            ------            ----       -------
    Total contractual
     commitments...........   $5,808        $5,962            $1,278            $509       $13,557
                              ======        ======            ======            ====       =======

4.Fair Value Information

  The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

  Amounts related to the Company's financial instruments were as follows:

                                                    Notional Carrying Estimated
                                                     Amount   Value   Fair Value
   December 31, 2000                                -------- -------- ----------
                                                       (Dollars in millions)
   Assets:
     Fixed maturities.............................           $112,445  $112,445
     Equity securities............................              2,193     2,193
     Mortgage loans on real estate................             21,951    22,847
     Policy loans.................................              8,158     8,914
     Short-term investments.......................                930       930
     Cash and cash equivalents....................              3,419     3,419
     Mortgage loan commitments....................    $534        --         17
   Liabilities:
     Policyholder account balances................             43,196    42,958
     Short-term debt..............................              1,094     1,094
     Long-term debt...............................              3,443     3,343
     Payable under securities loaned transactions.             12,301    12,301
   Other:
     Company-obligated mandatorily redeemable
      securities of subsidiary trust..............                118       118

                                                    Notional Carrying Estimated
                                                     Amount   Value   Fair Value
   December 31, 1999                                -------- -------- ----------
                                                       (Dollars in millions)
   Assets:
     Fixed maturities.............................           $ 96,981  $ 96,981
     Equity securities............................              2,006     2,006
     Mortgage loans on real estate................             19,739    19,452
     Policy loans.................................              5,598     5,618
     Short-term investments.......................              3,055     3,055
     Cash and cash equivalents....................              2,789     2,789
     Mortgage loan commitments....................    $465        --         (7)
   Liabilities:
     Policyholder account balances................             37,170    36,893
     Short-term debt..............................              4,208     4,208
     Long-term debt...............................              2,514     2,466
     Payable under securities loaned transactions.              6,461     6,461

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

 Fixed Maturities and Equity Securities

  The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

 Mortgage Loans on Real Estate and Mortgage Loan Commitments

  Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

 Policy Loans

  Fair values for policy loans are estimated by discounting expected future cash flows using U.S. Treasury rates to approximate interest rates and the Company's past experiences to project patterns of loan accrual and repayment characteristics.

 Cash and Cash Equivalents and Short-term Investments

  The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

 Policyholder Account Balances

  The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

 Short-term and Long-term Debt, Payables Under Securities Loaned Transactions and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trust

  The fair values of short-term and long-term debt, payables under securities loaned transactions and Company-obligated mandatorily redeemable securities of subsidiary trust are determined by discounting expected future cash flows, using risk rates currently available for debt with similar terms and remaining maturities.

 Derivative Instruments

  The fair value of derivative instruments, including financial futures, financial forwards, interest rate and foreign currency swaps, floors, foreign exchange contracts, caps and options are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

5.Employee Benefit Plans

 Pension Benefit and Other Benefit Plans

  The Company is both the sponsor and administrator of defined benefit pension plans covering all eligible employees and sales representatives of Metropolitan Life and certain of its subsidiaries. Retirement benefits are based upon years of credited service and final average earnings history.

  The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                       December 31,
                                                ------------------------------
                                                   Pension          Other
                                                  Benefits        Benefits
                                                --------------  --------------
                                                 2000    1999    2000    1999
                                                ------  ------  ------  ------
                                                   (Dollars in millions)
Change in projected benefit obligation:
  Projected benefit obligation at beginning of
   year........................................ $3,737  $3,920  $1,483  $1,708
    Service cost...............................     98     100      29      28
    Interest cost..............................    291     271     113     107
    Acquisitions...............................    107     --       37     --
    Actuarial losses (gains)...................    176    (260)     59    (281)
    Curtailments and terminations..............     (3)    (22)      2      10
    Change in benefits.........................     (2)    --      (86)    --
    Benefits paid..............................   (259)   (272)    (95)    (89)
                                                ------  ------  ------  ------
Projected benefit obligation at end of year....  4,145   3,737   1,542   1,483
                                                ------  ------  ------  ------
Change in plan assets:
  Contract value of plan assets at beginning of
   year........................................  4,726   4,403   1,199   1,123
    Actual return on plan assets...............     54     575     179     141
    Acquisitions...............................     79     --      --      --
    Employer contribution......................     19      20       3      24
    Benefits paid..............................   (259)   (272)    (63)    (89)
                                                ------  ------  ------  ------
Contract value of plan assets at end of year...  4,619   4,726   1,318   1,199
                                                ------  ------  ------  ------
Over (under) funded............................    474     989    (224)   (284)
Unrecognized net asset at transition...........    (31)    (66)    --      --
Unrecognized net actuarial losses (gains)......      2    (564)   (478)   (487)
Unrecognized prior service cost................    109     127     (89)     (2)
                                                ------  ------  ------  ------
Prepaid (accrued) benefit cost................. $  554  $  486  $ (791) $ (773)
                                                ------  ------  ------  ------
Qualified plan prepaid pension cost............ $  775  $  632
Non-qualified plan accrued pension cost........   (263)   (182)
Unamortized prior service cost.................     14      17
Accumulated other comprehensive income.........     28      19
                                                ------  ------
Prepaid benefit cost........................... $  554  $  486
                                                ======  ======

  The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                               Non-Qualified
                             Qualified Plan        Plan             Total
                             ----------------  --------------  ----------------
                              2000     1999     2000    1999    2000     1999
                             -------  -------  ------  ------  -------  -------
                                         (Dollars in millions)
Aggregate projected benefit
 obligation................  $(3,775) $(3,482) $ (370) $ (255) $(4,145) $(3,737)
Aggregate contract value of
 plan assets (principally
 Company contracts)........    4,619    4,726     --      --     4,619    4,726
                             -------  -------  ------  ------  -------  -------
Over (under) funded........  $   844  $ 1,244  $ (370) $ (255) $   474  $   989
                             =======  =======  ======  ======  =======  =======

  The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                         Pension Benefits     Other Benefits
                                       ---------------------  ---------------
                                         2000        1999      2000    1999
                                       ---------  ----------  ------  -------
Weighted average assumptions at
 December 31:
  Discount rate....................... 6.9%-7.75% 6.25%-7.75% 6%-7.5% 6%-7.75%
  Expected rate of return on plan
   assets.............................      8%-9%    8%-10.5%   6%-9%    6%-9%
  Rate of compensation increase.......      4%-6%   4.5%-8.5%    N/A      N/A

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were 6.5% per year for pre-Medicare eligible claims and 6% for Medicare eligible claims in 2000 and 1999.

  Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                       One Percent One Percent
                                                        Increase    Decrease
                                                       ----------- -----------
                                                        (Dollars in millions)
   Effect on total of service and interest cost
    components........................................    $ 16        $ 13
   Effect of accumulated postretirement benefit
    obligation........................................    $143        $118

  The components of periodic benefit costs were as follows:

                                         Pension Benefits     Other Benefits
                                         -------------------  ----------------
                                         2000   1999   1998   2000  1999  1998
                                         -----  -----  -----  ----  ----  ----
                                              (Dollars in millions)
   Service cost......................... $  98  $ 100  $  90  $ 29  $ 28  $ 31
   Interest cost........................   291    271    257   113   107   114
   Expected return on plan assets.......  (420)  (363)  (337)  (97)  (89)  (79)
   Amortization of prior actuarial
    gains...............................   (19)    (6)   (11)  (22)  (11)  (13)
   Curtailment (credit) cost............    (3)   (17)   (10)    2    10     4
                                         -----  -----  -----  ----  ----  ----
   Net periodic benefit (credit) cost... $ (53) $ (15) $ (11) $ 25  $ 45  $ 57
                                         =====  =====  =====  ====  ====  ====

 Savings and Investment Plans

  The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $65 million, $45 million and $43 million for the years ended December 31, 2000, 1999 and 1998, respectively.

6.Closed Block

  On the date of demutualization, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings. Amounts reported at April 7, 2000 and for the period after demutualization are as of April 1, 2000 and for the period beginning on April 1, 2000 (the effect of transaction from April 1, 2000 through April 6, 2000 are not considered material).

  Closed block liabilities and assets designated to the closed block at December 31, 2000 and April 7, 2000 were as follows:

                                                                        April
                                                          December 31,   7,
                                                          ------------ -------
                                                              2000      2000
                                                          ------------ -------
                                                              (Dollars in
                                                               millions)
   Closed Block Liabilities
   Future policy benefits................................   $39,415    $38,661
   Other policyholder funds..............................       278        321
   Policyholder dividends payable........................       740        747
   Policyholder dividend obligation......................       385        --
   Payable under securities loaned transactions..........     3,268      1,856
   Other.................................................        37        330
                                                            -------    -------
       Total closed block liabilities....................    44,123     41,915
                                                            -------    -------
   Assets Designated To The Closed Block
   Investments:
     Fixed maturities available-for-sale, at fair value
      (amortized cost: $25,660 and $24,725)..............    25,634     23,940
     Equity securities, at fair value (cost: $51)........        54        --
     Mortgage loans on real estate.......................     5,801      4,744
     Policy loans........................................     3,826      3,762
     Short-term investments..............................       223        168
     Other invested assets...............................       248        325
                                                            -------    -------
       Total investments.................................    35,786     32,939
   Cash and cash equivalents.............................       661        655
   Accrued investment income.............................       557        538
   Deferred income taxes.................................     1,234      1,390
   Premiums and other receivables........................       117        267
                                                            -------    -------
       Total assets designated to the closed block.......    38,355     35,789
                                                            -------    -------
   Excess of closed block liabilities over assets
    designated to the closed block.......................     5,768      6,126
                                                            -------    -------
   Amounts included in other comprehensive loss:
     Net unrealized investment loss, net of deferred
      income tax
      of $9 and $287.....................................       (14)      (498)
     Allocated to policyholder dividend obligation, net
      of
      deferred income tax of $143........................      (242)       --
                                                            -------    -------
                                                               (256)      (498)
                                                            -------    -------
   Maximum future earnings to be recognized from closed
    block assets and liabilities.........................   $ 5,512    $ 5,628
                                                            =======    =======

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Information regarding the policyholder dividend obligation is as follows:

                            (Dollars in millions)
                            ---------------------
   Balance at April 7,
    2000...................         $--
   Change in policyholder
    dividend obligation....           85
   Net investment losses...          (85)
   Net unrealized
    investment gains at
    December 31, 2000......          385
                                    ----
   Balance at December 31,
    2000...................         $385
                                    ====

  Closed block revenues and expenses were as follows:

                                                           April 7, 2000 through
                                                             December 31, 2000
                                                           ---------------------
                                                           (Dollars in millions)
   REVENUES
   Premiums..............................................         $2,900
   Net investment income.................................          1,949
   Net investment losses (net of amounts allocable to the
    policyholder dividend obligation of $(85))...........           (150)
                                                                  ------
     Total revenues......................................          4,699
                                                                  ------
   EXPENSES
   Policyholder benefits and claims......................          2,874
   Policyholder dividends................................          1,132
   Change in policyholder dividend obligation (includes
    amounts directly related to net investment losses of
    $(85))...............................................             85
   Other expenses........................................            425
                                                                  ------
     Total expenses......................................          4,516
                                                                  ------
   Revenues net of expenses before income taxes..........            183
   Income taxes..........................................             67
                                                                  ------
   Revenues net of expenses and income taxes.............         $  116
                                                                  ======

  The change in maximum future earnings of the closed block was as follows:

                                                           (Dollars in millions)
   April 7, 2000..........................................        $5,628
   December 31, 2000......................................         5,512
                                                                  ------
   Change during the period...............................        $ (116)
                                                                  ======

  The Company charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of reorganization. The Company also charges the closed block for expenses of maintaining the policies included in the closed block.

7.Separate Accounts

  Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $53,656 million and $47,618 million at December 31, 2000 and 1999, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $16,594 million and $17,323 million at December 31, 2000 and 1999, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $667 million, $485 million and $413 million for the years ended December 31, 2000, 1999 and 1998, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close out contracts. The average interest rates credited on these contracts were 6.9% and 6.5% at December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $15,708 million and $16,874 million in fixed maturities at December 31, 2000 and 1999, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

8.Debt

  Debt consisted of the following:

                                                             December 31,
                                                         ---------------------
                                                            2000       1999
                                                         ---------- ----------
                                                         (Dollars in millions)
   Surplus notes, interest rates ranging from 6.30% to
    7.80%, maturity dates ranging from 2003 to 2025....  $    1,650 $    1,546
   Capital note, interest at 8.00%, due 2005...........       1,006        --
   Investment related exchangeable debt, interest rates
    ranging from 4.90% to 5.40%, due 2001 and 2002.....         271        369
   Fixed rate notes, interest rates ranging from 5.29%
    to 10.50%, maturity dates ranging from 2001 to
    2009...............................................         316        187
   Senior notes, interest rates ranging from 7.06% to
    7.25%, maturity dates ranging from 2003 to 2007....          98        270
   Capital lease obligations...........................          42         44
   Other notes with varying interest rates.............          60         98
                                                         ---------- ----------
   Total long-term debt................................       3,443      2,514
   Total short-term debt...............................       1,094      4,208
                                                         ---------- ----------
     Total.............................................  $    4,537 $    6,722
                                                         ========== ==========

  Metropolitan Life and certain of its subsidiaries maintain committed and unsecured credit facilities aggregating $2,000 million (five-year facility of $1,000 million expiring in April 2003 and a 364-day facility of $1,000 million expiring in April of 2001). Both facilities bear interest at LIBOR plus 20 basis points. The facilities can be used for general corporate purposes and also provide backup for the Company's commercial paper program. At December 31, 2000, there were no outstanding borrowings under either of the facilities.

  Reinsurance Group of America, Incorporated ("RGA"), a subsidiary of the Company, maintains committed and unsecured credit facilities aggregating $178 million (two three-year facilities of $140 million and $22 million expiring May 2003 and a three month $16 million revolving line of credit). The interest on borrowing is based on the terms of each specific borrowing. At December 31, 2000, there was $98 million outstanding under these facilities. Subsequent to December 31, 2000, RGA amended its revolving line of credit agreement into a $20 million facility.

  Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. Subject to the prior approval of the Superintendent, the $300 million 7.45% surplus notes due 2023 may be redeemed, in whole or in part, at the election of Metropolitan Life at any time on or after November 1, 2003.

  Each issue of investment related debt is payable in cash or by delivery of an underlying security owned by the Company. The amount payable at maturity of the debt is greater than the principal of the debt if the market value of the underlying security appreciates above certain levels at the date of debt repayment as compared to the market value of the underlying security at the date of debt issuance. At December 31, 2000, the underlying securities pledged as collateral has a market value of $295 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  In connection with the demutualization, Metropolitan Life issued to the Holding Company a mandatorily convertible note bearing interest at an annual rate of 8.00% of the principal amount of $1,006 million, payable quarterly in arrears commencing August 15, 2000 and maturing on May 15, 2005. The principal amount of the capital note is mandatorily convertible into common stock of Metropolitan Life upon maturity or acceleration of the capital note and without any further action by the Holding Company or Metropolitan Life. In addition, the capital note provides that Metropolitan Life may not make any payment of principal or interest on the capital note so long as specified payment restrictions exist and have not been waived by the Superintendent. Payment restrictions would exist if Metropolitan Life fails to exceed certain thresholds relative to the level of its statutory risk-based capital or the amount of its outstanding capital notes, surplus notes or similar obligations. At December 31, 2000, Metropolitan Life's statutory total adjusted capital exceeded these limitations.

  The aggregate maturities of long-term debt for the Company are $172 million in 2001, $210 million in 2002, $500 million in 2003, $14 million in 2004,
$1,398 million in 2005 and $1,149 million thereafter.

  Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 6.60% and 6.05% and a weighted average maturity of 44 and 74 days at December 31, 2000 and 1999, respectively.

  Interest expense related to the Company's indebtedness was $417 million, $384 million and $333 million for the years ended December 31, 2000, 1999 and 1998, respectively.

9.Company-obligated Mandatorily Redeemable Securities Of Subsidiary Trust

  In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding at December 31, 2000 were $118 million, net of unamortized discount of $7 million.

10.Commitments And Contingencies

 Litigation

  Metropolitan Life is currently a defendant in approximately 500 lawsuits raising allegations of improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

  On December 28, 1999, after a fairness hearing, the United States District Court for the Western District of Pennsylvania approved a class action settlement resolving a multidistrict litigation proceeding involving alleged sales practices claims. No appeal was taken, and the settlement is final. The settlement class includes most of the owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

  In addition to dismissing the consolidated class actions, the District Court's order also bars sales practices claims by class members with respect to policies or annuities issued by the defendant insurers during the class period, effectively resolving all pending sales practices class actions against these insurers in the United States.

  Under the terms of the order, only those class members who excluded themselves from the settlement may continue an existing, or start a new, sales practices lawsuit against Metropolitan Life, Metropolitan Insurance and Annuity Company or Metropolitan Tower Life Insurance Company for policies or annuities issued during the class period. Approximately 20,000 class members elected to exclude themselves from the settlement. At December 31, 2000, approximately 300 of these "opt-outs" have filed new individual lawsuits.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The settlement provides three forms of relief. General relief, in the form of free death benefits, is provided automatically to class members who did not exclude themselves from the settlement or who did not elect the claim evaluation procedures set forth in the settlement. The claim evaluation procedures permit a class member to have a claim evaluated by a third party under procedures set forth in the settlement. Claim awards made under the claim evaluation procedures will be in the form of policy adjustments, free death benefits or, in some instances, cash payments. In addition, class members who have or had an ownership interest in specified policies will also automatically receive deferred acquisition cost tax relief in the form of free death benefits. The settlement fixes the aggregate amounts that are available under each form of relief. Implementation of the class action settlement is proceeding.

  Metropolitan Life expects that the total cost of the settlement will be approximately $957 million. This amount is equal to the amount of the increase in liabilities for the death benefits and policy adjustments and the present value of expected cash payments to be provided to included class members, as well as attorneys' fees and expenses and estimated other administrative costs, but does not include the cost of litigation with policyholders who are excluded from the settlement. The Company believes that the cost of the settlement will be substantially covered by available reinsurance and the provisions made in the consolidated financial statements, and thus will not have a material adverse effect on its business, results of operations or financial position. Metropolitan Life made some recoveries in 2000 under those reinsurance agreements and, although there is no assurance that other reinsurance claim submissions will be paid, Metropolitan Life believes payment is likely to occur. The Company believes it has made adequate provision in the consolidated financial statements for all probable losses for sales practices claims, including litigation costs involving policyholders who are excluded from the settlement as well as for the two class action settlements described in the two paragraphs immediately following the next paragraph.

  The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada. A certified class action with conditionally certified subclasses is pending in the United States District Court for the Southern District of New York against Metropolitan Life, Metropolitan Insurance and Annuity Company, Metropolitan Tower Life Insurance Company and various individual defendants alleging improper sales abroad; settlement discussions are continuing.

  Separate from the Metropolitan Life class action settlement, similar sales practices class action litigation against New England Mutual Life Insurance Company ("New England Mutual"), with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, has been settled. The New England Mutual case, a consolidated multidistrict litigation in the United States District Court for the District of Massachusetts, involves approximately 600,000 life insurance policies sold during the period January 1, 1983 through August 31, 1996. The settlement of this case was approved by the District Court in October 2000 and is not being appealed. Implementation of the class action settlement is proceeding. The Company expects that the total cost of this settlement will be approximately $150 million. Approximately 2,400 class members opted-out of the settlement. As of December 31, 2000, New England Mutual was a defendant in approximately 30 opt-out lawsuits involving sales practices claims.

  The settlement of the consolidated multidistrict sales practices class action case against General American was approved by the United States District Court for the Eastern District of Missouri. The General American case involves approximately 250,000 life insurance policies sold during the period January 1, 1982 through December 31, 1996. One appeal has been filed. The Company expects that the approximate cost of the settlement will be $55 million, not including legal fees and costs for plaintiffs' counsel. The District Court has scheduled a hearing in March 2001 with respect to plaintiffs' class counsels' request for such fees and costs. Approximately 700 class members have elected to exclude themselves from the General American settlement. As of December 31, 2000, General American was a defendant in approximately ten opt-out lawsuits involving sales practices claims.

  In the past, some individual sales practices claims have been resolved through settlement, have been won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Metropolitan Life is also a defendant in numerous lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits, currently numbering in the thousands, have principally been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and alleging that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. While Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse judgments in respect of these claims, most of the cases have been resolved by settlements. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate. The number of such cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

  Significant portions of amounts paid in settlement of such cases have been funded with proceeds from a previously-resolved dispute with Metropolitan Life's primary, umbrella and first level excess liability insurance carriers. Metropolitan Life was involved in litigation with several of its excess liability insurers regarding amounts payable under its policies with respect to coverage for these claims. The trial court granted summary judgment to these insurers and Metropolitan Life appealed. The Connecticut Supreme Court in 2001 affirmed the decision of the trial court. The Company believes that Metropolitan Life's asbestos-related litigation with these insurers should have no effect on its recoveries under excess insurance policies that were obtained in 1998 for asbestos-related claims.

  The Company has recorded, in other expenses, charges of $15 million ($10 million after-tax), $499 million ($317 million after-tax), and $1,895 million ($1,203 million after-tax) for the years ended December 31, 2000, 1999, and 1998, respectively, for sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products. The 2000 charge was principally related to sales practices claims. The 1999 charge was principally related to the settlement of the multidistrict litigation proceeding involving alleged improper sales practices, accruals for sales practices claims not covered by the settlement and other legal costs. The 1998 charge was comprised of $925 million and $970 million for sales practices claims and asbestos-related claims, respectively. The Company recorded the charges for sales practices claims in 1998 based on preliminary settlement discussions and the settlement history of other insurers.

  Prior to the fourth quarter of 1998, Metropolitan Life established a liability for asbestos-related claims based on settlement costs for claims that Metropolitan Life had settled, estimates of settlement costs for claims pending against Metropolitan Life and an estimate of settlement costs for unasserted claims. The amount for unasserted claims was based on management's estimate of unasserted claims that would be probable of assertion. A liability is not established for claims which management believes are only reasonably possible of assertion. Based on this process, the accrual for asbestos-related claims at December 31, 1997 was $386 million. Potential liabilities for asbestos-related claims are not easily quantified, due to the nature of the allegations against Metropolitan Life, which are not related to the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products, adding to the uncertainty as to the number of claims that may be brought against Metropolitan Life.

  During 1998, Metropolitan Life decided to pursue the purchase of excess insurance to limit its exposure to asbestos-related claims. In connection with the negotiations with the casualty insurers to obtain this insurance, Metropolitan Life obtained information that caused management to reassess the accruals for asbestos-related claims. This information included:

  . Information from the insurers regarding the asbestos-related claims experience of other insureds, which indicated that the number of claims that were probable of assertion against Metropolitan Life in the future

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES was significantly greater than it had assumed in its accruals. The number of claims brought against Metropolitan Life is generally a reflection of the number of asbestos-related claims brought against asbestos defendants generally and the percentage of those claims in which Metropolitan Life is included as a defendant. The information provided to Metropolitan Life relating to other insureds indicated that Metropolitan Life had been included as a defendant for a significant percentage of total asbestos-related claims and that it may be included in a larger percentage of claims in the future, because of greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers and because of the bankruptcy and reorganization or the exhaustion of insurance coverage of other asbestos defendants; and that, although volatile, there was an upward trend in the number of total claims brought against asbestos defendants.

  . Information derived from actuarial calculations Metropolitan Life made in the fourth quarter of 1998 in connection with these negotiations, which helped to frame, define and quantify this liability. These calculations were made using, among other things, current information regarding Metropolitan Life's claims and settlement experience (which reflected Metropolitan Life's decision to resolve an increased number of these claims by settlement), recent and historic claims and settlement experience of selected other companies and information obtained from the insurers.

  Based on this information, Metropolitan Life concluded that certain claims that previously were considered as only reasonably possible of assertion were probable of assertion, increasing the number of assumed claims to approximately three times the number assumed in prior periods. As a result of this reassessment, Metropolitan Life increased its liability for asbestos-related claims to $1,278 million at December 31, 1998.

  During 1998, Metropolitan Life paid $1,407 million of premiums for excess of loss reinsurance agreements and excess insurance policies, consisting of $529 million for the excess of loss reinsurance agreements for sales practices claims and excess mortality losses and $878 million for the excess insurance policies for asbestos-related claims.

  Metropolitan Life obtained the excess of loss reinsurance agreements to provide reinsurance with respect to sales practices claims made on or prior to December 31, 1999 and for certain mortality losses in 1999. These reinsurance agreements have a maximum aggregate limit of $650 million, with a maximum sublimit of $550 million for losses for sales practices claims. This coverage is in excess of an aggregate self-insured retention of $385 million with respect to sales practices claims and $506 million, plus Metropolitan Life's statutory policy reserves released upon the death of insureds, with respect to life mortality losses. At December 31, 1999, the subject losses under the reinsurance agreements due to sales practices claims and related counsel fees from the time Metropolitan Life entered into the reinsurance agreements did not exceed that self-insured retention. No recoveries were made with respect to the coverage for excess mortality losses for 1999. As noted above, recoveries have been made in 2000 under the reinsurance agreements for the sales practices claims. The maximum sublimit of $550 million for sales practices claims was within a range of losses that management believed were reasonably possible at December 31, 1998. Each excess of loss reinsurance agreement for sales practices claims and mortality losses contains an experience fund, which provides for payments to Metropolitan Life at the commutation date if experience is favorable at such date. The Company accounts for the aggregate excess of loss reinsurance agreements as reinsurance; however, if deposit accounting were applied, the effect on the Company's consolidated financial statements in 2000, 1999 and 1998 would not be significant.

  Under reinsurance accounting, the excess of the liability recorded for sales practices losses recoverable under the agreements of $550 million over the premium paid of $529 million resulted in a deferred gain of $21 million which was amortized into income over the settlement period from January 1999 through April 2000. Under deposit accounting, the premium would be recorded as an other asset rather than as an expense, and the reinsurance loss recoverable and the deferred gain would not have been recorded. Because the agreements also contain an experience fund which increases with the passage of time, the increase in the experience fund in 1999 and 2000 under deposit accounting would be recognized as interest income in an amount approximately equal to the deferred gain that was amortized into income under reinsurance accounting.

  The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention ($878 million of which was recorded as a recoverable at

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2000, 1999 and 1998). The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid in any given year that are recoverable under the policies will be reflected as a reduction in the Company's operating cash flows for that year, management believes that the payments will not have a material adverse effect on the Company's liquidity. Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to the Company at the commutation date if experience under the policy to such date has been favorable, or pro rata reductions from time to time in the loss reimbursements to the Company if the cumulative return on the reference fund is less than the return specified in the experience fund.

  The Company believes adequate provision has been made in its consolidated financial statements for all reasonably probable and estimable losses for sales practices and asbestos-related claims.

  With respect to Metropolitan Life's asbestos litigation, estimates can be uncertain due to the limitations of available data and the difficulty of predicting with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to settle claims and the impact of any possible future adverse verdicts and their amounts. Recent bankruptcies of other companies involved in asbestos litigation may result in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of recent bankruptcy filings by certain other defendants. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements. Metropolitan Life will continue to study the variables in light of additional information, including legislative and judicial developments, gained over time in order to identify trends that may become evident and to assess their impact on the previously established liability; future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

  A purported class action suit involving policyholders in four states has been filed in a Rhode Island state court against a Metropolitan Life subsidiary, Metropolitan Property and Casualty Insurance Company, with respect to claims by policyholders for the alleged diminished value of automobiles after accident-related repairs. The trial court recently denied a motion by Metropolitan Property and Casualty Insurance Company for summary judgment, and discovery has commenced. A class certification motion has been denied. Similar "diminished value" purported class action suits have been filed in Texas and Tennessee against Metropolitan Property and Casualty Insurance Company. A purported class action has been filed against Metropolitan Property and Casualty Insurance Company's subsidiary, Metropolitan Casualty Insurance Company, in Florida by a policyholder alleging breach of contract and unfair trade practices with respect to allowing the use of parts not made by the original manufacturer to repair damaged automobiles. A motion for class certification is pending. In addition, a plaintiff in Louisiana state court recently amended an individual lawsuit to state a putative class action on behalf of Louisiana insureds challenging the method that Metropolitan Property and Casualty Insurance Company uses to determine the value of a motor vehicle that has sustained a total loss. A class certification motion is pending. These suits are in the early stages of litigation and Metropolitan Property and Casualty Insurance Company and Metropolitan Casualty Insurance Company intend to defend themselves vigorously against these suits. Similar suits have been filed against many other personal lines property and casualty insurers.

  The United States, the Commonwealth of Puerto Rico and various hotels and individuals have sued MetLife Capital Corporation, a former subsidiary of the Company, seeking damages for clean up costs, natural resource damages, personal injuries and lost profits and taxes based upon, among other things, a release of oil from a barge which was being towed by the M/V Emily S. In connection with the sale of MetLife Capital, the Company acquired MetLife Capital's potential liability with respect to the M/V Emily S. lawsuits. MetLife Capital had entered into a sale and leaseback financing arrangement with respect to the M/V Emily S. The plaintiffs have taken the position that MetLife Capital, as the owner of record of the M/V Emily S., is responsible for all damages caused by the barge, including the oil spill. The claims of the governments of the United States and Puerto Rico were settled in 2000 within amounts previously accrued by the Company.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Metropolitan Life has completed a tender offer to purchase the shares of Conning Corporation that it had not already owned. After Metropolitan Life had announced its intention to make a tender offer, three putative class actions were filed by Conning shareholders alleging that the prospective offer was inadequate and constituted a breach of fiduciary duty. The parties to the litigation have reached an agreement providing for a settlement of the actions; a motion seeking court approval for the settlement will be filed with the New York State Supreme Court in New York County after a final agreement is signed.

  Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the Supreme Court of the State of New York for New York County have been consolidated within the commercial part. In addition, there remains a separate purported class action in New York state court in New York County and another in Kings County. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting. Some of the plaintiffs in the above described actions have also brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the New York Superintendent of Insurance that approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. Another purported class action is pending in the Supreme Court of the State of New York for New York County and has been brought on behalf of a purported class of beneficiaries of Metropolitan Life annuities purchased to fund structured settlements claiming that the class members should have received common stock or cash in connection with the demutualization. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. A purported class action was filed in the United States District Court for the Southern District of New York seeking damages from Metropolitan Life and the Holding Company for alleged violations of various provisions of the Constitution of the United States in connection with the plan of reorganization. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions. The defendants have moved to dismiss most of these actions; the Kings County action and the Article 78 proceeding are being voluntarily held in abeyance.

  Three lawsuits were also filed against Metropolitan Life in 2000 in the United States District Courts for the Southern District of New York, for the Eastern District of Louisiana, and for the District of Kansas, alleging racial discrimination in the marketing, sale, and administration of life insurance policies, including "industrial" life insurance policies, sold by Metropolitan Life decades ago. The plaintiffs in these three purported class actions seek unspecified compensatory damages, punitive damages, reformation, imposition of a constructive trust, a declaration that the alleged practices are discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices and adjust policy values, and other relief. Metropolitan Life believes it has meritorious defenses to the plaintiffs' claims and is contesting vigorously plaintiffs' claims in these actions. Metropolitan Life has successfully transferred the Louisiana action to the United States District Court for the Southern District of New York and has also filed a motion to transfer the Kansas action to the same court. Metropolitan Life has moved for summary judgment in the two actions pending in New York, citing the applicable statute of limitations. The New York cases are scheduled for trial in November 2001.

  Insurance departments in a number of states have initiated inquiries in 2000 about possible race-based underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in the respective states, including Metropolitan Life and certain of its subsidiaries. The New York Insurance Department has commenced examinations of certain domestic life insurance companies, including Metropolitan Life and certain of its subsidiaries, concerning possible past race-based underwriting practices.

  Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular quarterly or annual periods.

 Leases

  In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and subrental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                         Gross
                                                        Rental Sublease  Rental
                                                        Income  Income  Payments
                                                        ------ -------- --------
                                                         (Dollars in millions)
   2001................................................ $  881   $17      $145
   2002................................................    679    15       114
   2003................................................    631    12        93
   2004................................................    574    11        76
   2005................................................    538    11        61
   Thereafter..........................................  2,322    21       264

 Commitments to Fund Partnership Investments

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,311 million and $1,131 million at December 31, 2000 and 1999, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

11.Acquisitions and Dispositions

 Acquisitions

  On January 6, 2000, Metropolitan Life completed its acquisition of GenAmerica for $1.2 billion. As part of the GenAmerica acquisition, General American Life Insurance Company paid Metropolitan Life a fee of $120 million in connection with the assumption of certain funding agreements. The fee has been considered as part of the purchase price of GenAmerica. GenAmerica is a holding company which includes General American Life Insurance Company, approximately 49% of the outstanding shares of RGA common stock, a provider of reinsurance, and 61% of the outstanding shares of Conning Corporation ("Conning") common stock, an asset manager. Metropolitan Life owned 10% of the outstanding shares of RGA common stock prior to the completion of the GenAmerica acquisition. At December 31, 2000 Metropolitan Life's ownership percentage of the outstanding shares of RGA common stock was approximately 59%.

  In April 2000, Metropolitan Life acquired the outstanding shares of Conning common stock not already owned by Metropolitan Life for $73 million.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Company's total revenues and net income for the year ended December 31, 1999 on both a historical and pro forma basis as if the acquisition of GenAmerica had occurred on January 1, 1999 were as follows:

                                                       Total Revenues Net Income
                                                       -------------- ----------
                                                         (Dollars in millions)
   Historical.........................................    $25,421        $617
   Pro forma (unaudited)..............................    $29,278        $403

  The pro forma results include adjustments to give effect to the amortization of discounts on fixed maturities, goodwill and value of business acquired, adjustments to liabilities for future policy benefits, and certain other adjustments, together with related income tax effects. The pro forma information is not necessarily indicative of the results that would have occurred had the purchase been made on January 1, 1999 or the future results of the combined operations.

 Dispositions

  During 2000, the Company completed the sale of its 48% ownership interest in its affiliates, Nvest, L.P. and Nvest Companies L.P. This transaction resulted in an investment gain of $663 million.

  Effective October 31, 2000, the Company sold Exeter Reassurance Company, Ltd. ("Exeter") to the Holding Company and recorded an investment loss of $27 million.

  During 1998, the Company sold MetLife Capital Holdings, Inc. (a commercial financing company) and a substantial portion of its Canadian and Mexican insurance operations, which resulted in an investment gain of $531 million.

12. Income Taxes

  The provision for income taxes was as follows:

                                                    Years ended December 31,
                                                   ----------------------------
                                                     2000      1999      1998
                                                   --------  --------  --------
                                                     (Dollars in millions)
   Current:
     Federal...................................... $   (131) $    608  $    666
     State and local..............................       34        24        60
     Foreign......................................        5         4        99
                                                   --------  --------  --------
                                                        (92)      636       825
                                                   --------  --------  --------
   Deferred:
     Federal......................................      555       (78)      (25)
     State and local..............................        8         2        (8)
     Foreign......................................        6        (2)      (54)
                                                   --------  --------  --------
                                                        569       (78)      (87)
                                                   --------  --------  --------
   Provision for income taxes..................... $    477  $    558  $    738
                                                   ========  ========  ========

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                                     Years ended December 31,
                                                     ---------------------------
                                                       2000     1999     1998
                                                     --------  -------- --------
                                                      (Dollars in millions)
   Tax provision at U.S. statutory rate............. $    499  $   411  $   728
   Tax effect of:
     Tax exempt investment income...................      (52)     (39)     (40)
     Surplus tax....................................     (145)     125       18
     State and local income taxes...................       30       18       31
     Prior year taxes...............................      (37)     (31)       4
     Demutualization costs..........................       21       56      --
     Payment to former Canadian policyholders.......      114      --       --
     Sales of businesses............................       31      --       (19)
     Other, net.....................................       16       18       16
                                                     --------  -------  -------
   Provision for income taxes....................... $    477  $   558  $   738
                                                     ========  =======  =======

  Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                 December 31,
                                                                 --------------
                                                                  2000    1999
                                                                 ------  ------
                                                                  (Dollars in
                                                                   millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables................... $3,034  $3,042
     Net operating losses.......................................    258      72
     Net unrealized investment losses...........................    --      161
     Employee benefits..........................................    167     192
     Litigation related.........................................    232     468
     Other......................................................    350     242
                                                                 ------  ------
                                                                  4,041   4,177
     Less: Valuation allowance..................................     78      72
                                                                 ------  ------
                                                                  3,963   4,105
                                                                 ------  ------
   Deferred income tax liabilities:
     Investments................................................  1,329   1,472
     Deferred policy acquisition costs..........................  2,713   1,967
     Net unrealized investment gains............................    626     --
     Other......................................................     37      63
                                                                 ------  ------
                                                                  4,705   3,502
                                                                 ------  ------
   Net deferred income tax (liability) asset.................... $ (742) $  603
                                                                 ======  ======

  Domestic net operating loss carryforwards amount to $393 million at December 31, 2000 and expire in 2020. Foreign net operating loss carryforwards amount to $354 million at December 31, 2000 and were generated in various foreign countries with expiration periods of five years to infinity.

  The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

13. Reinsurance

  The Company's life insurance operations participate in reinsurance in order to limit losses, minimize exposure to large risks and to provide additional capacity for future growth. Risks in excess of $25 million on single survivorship policies and $35 million on joint survivorship policies are 100 percent coinsured. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. In addition, the Company has exposure to catastrophes, which are an inherent risk of the property and casualty insurance business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

  The Company is engaged in life reinsurance whereby it indemnifies another insurance company for all or a portion of the insurance risk underwritten by the ceding company.

  See Note 10 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

  The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                      Years ended December
                                                               31,
                                                     -------------------------
                                                      2000     1999     1998
                                                     -------  -------  -------
                                                      (Dollars in millions)
   Direct premiums.................................. $15,661  $13,249  $12,763
   Reinsurance assumed..............................   2,858      484      409
   Reinsurance ceded................................  (2,256)  (1,645)  (1,669)
                                                     -------  -------  -------
   Net premiums..................................... $16,263  $12,088  $11,503
                                                     =======  =======  =======
   Reinsurance recoveries netted against
    policyholder benefits........................... $ 1,934  $ 1,626  $ 1,744
                                                     =======  =======  =======

  Reinsurance recoverables, included in premiums and other receivables, were $3,304 million and $2,898 million at December 31, 2000 and 1999, respectively, including $1,359 million and $1,372 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $225 million and $148 million at December 31, 2000 and 1999, respectively.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  The following provides an analysis of the activity in the liability for benefits relating to property and casualty and group accident and non-medical health policies and contracts:

                                                       Years ended December
                                                                31,
                                                      -------------------------
                                                       2000     1999     1998
                                                      -------  -------  -------
                                                       (Dollars in millions)
   Balance at January 1.............................. $ 3,789  $ 3,320  $ 3,655
     Reinsurance recoverables........................    (415)    (382)    (378)
                                                      -------  -------  -------
   Net balance at January 1..........................   3,374    2,938    3,277
                                                      -------  -------  -------
   Acquisition of business...........................      35      204      --
                                                      -------  -------  -------
   Incurred related to:
     Current year....................................   3,773    3,129    2,726
     Prior years.....................................    (111)     (16)    (245)
                                                      -------  -------  -------
                                                        3,662    3,113    2,481
                                                      -------  -------  -------
   Paid related to:
     Current year....................................  (2,243)  (2,012)  (1,967)
     Prior years.....................................  (1,023)    (869)    (853)
                                                      -------  -------  -------
                                                       (3,266)  (2,881)  (2,820)
                                                      -------  -------  -------
   Net Balance at December 31........................   3,805    3,374    2,938
     Add: Reinsurance recoverables...................     214      415      382
                                                      -------  -------  -------
   Balance at December 31............................ $ 4,019  $ 3,789  $ 3,320
                                                      =======  =======  =======

14. Other Expenses

  Other expenses were comprised of the following:

                                                       Years ended December
                                                                31,
                                                      -------------------------
                                                       2000     1999     1998
                                                      -------  -------  -------
                                                       (Dollars in millions)
   Compensation.....................................  $ 2,712  $ 2,590  $ 2,478
   Commissions......................................    1,710      937      902
   Interest and debt issue costs....................      365      405      379
   Amortization of policy acquisition costs
    (excludes amortization of $(95), $(46) and $240,
    respectively, related to investment (losses)
    gains)..........................................    1,472      930      641
   Capitalization of policy acquisition costs.......   (1,805)  (1,160)  (1,025)
   Rent, net of sublease income.....................      296      239      155
   Minority interest................................      115       55       67
   Restructuring charge.............................      --       --        81
   Other............................................    3,269    2,759    4,341
                                                      -------  -------  -------
     Total other expenses...........................  $ 8,134  $ 6,755  $ 8,019
                                                      =======  =======  =======

  During 1998, the Company recorded charges of $81 million to restructure headquarters operations and consolidate certain agencies and other operations. These costs were paid during 1999.

15. Stockholder's Equity

 Dividend Restrictions

  Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Metropolitan Life will be permitted to pay a stockholder dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. At December 31, 2000, Metropolitan Life could pay the Holding Company a stockholder dividend of $721 million without prior approval of the Superintendent.

  During 2000, the Company paid an ordinary dividend of $762 million to its parent, the Holding Company.

 Statutory Equity and Income

  The reconciliations of insurance subsidiaries' statutory capital and surplus and net change in statutory capital and surplus determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities, with stockholder's equity and net income determined in conformity with generally accepted accounting principles were as follows:

                                                               December 31,
                                                              ----------------
                                                               2000     1999
                                                              -------  -------
                                                                (Dollars in
                                                                 millions)
   Statutory capital and surplus of insurance subsidiaries... $ 7,213  $ 7,630
   GAAP adjustments for:
     Future policy benefits and policyholder account
      balances...............................................  (3,469)  (4,167)
     Deferred policy acquisition costs.......................   8,740    8,381
     Deferred income taxes...................................     (57)     886
     Valuation of investments................................   1,077   (2,102)
     Statutory asset valuation reserves......................   3,344    3,189
     Statutory interest maintenance reserves.................     547    1,114
     Surplus notes...........................................  (1,650)  (1,546)
     Other, net..............................................     271      305
                                                              -------  -------
   Stockholder's Equity...................................... $16,016  $13,690
                                                              =======  =======

                                                             Years ended
                                                            December 31,
                                                          -------------------
                                                          2000   1999   1998
                                                          -----  ----  ------
                                                             (Dollars in
                                                              millions)
   Net change in statutory capital and surplus of
    insurance subsidiaries............................... $(417) $242  $   10
   GAAP adjustments for:
     Future policy benefits and policyholder account
      balances...........................................   133   556     127
     Deferred policy acquisition costs...................   214   379     224
     Deferred income taxes...............................  (496)  154     234
     Valuation of investments............................ 1,229   473   1,158
     Statutory asset valuation reserves..................    88  (226)   (461)
     Statutory interest maintenance reserves.............  (571) (368)    312
     Dividends on common stock...........................   762   --      --
     Other, net..........................................     7  (593)   (261)
                                                          -----  ----  ------
   Net income............................................ $ 949  $617  $1,343
                                                          =====  ====  ======

  In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the
"Codification"). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES principles will continue to be established by individual state laws and permitted practices. The Department requires adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The Company believes that the adoption of Codification by the NAIC and the Codification as modified by the Department, as currently interpreted, will not adversely affect statutory capital and surplus as of January 1, 2001.

16. Other Comprehensive Income (Loss)

  The following table sets forth the reclassification adjustments required for the years ended December 31, 2000, 1999 and 1998 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        2000    1999     1998
                                                       ------  -------  ------
                                                       (Dollars in millions)
Holding gains (losses) on investments arising during
 the year............................................. $2,807  $(6,314) $1,493
Income tax effect of holding gains or losses..........   (975)   2,262    (617)
Reclassification adjustments:
  Recognized holding losses (gains) included in
   current year income................................    989       38  (2,013)
  Amortization of premium and discount on investments.   (498)    (307)   (350)
  Recognized holding (losses) gains allocated to other
   policyholder amounts...............................    (54)     (67)    608
  Income tax effect...................................   (152)     120     729
Allocation of holding (gains) losses on investments
 relating to other policyholder amounts...............   (977)   3,788    (351)
Income tax effect of allocation of holding gains or
 losses to other policyholder amounts.................    340   (1,357)    143
                                                       ------  -------  ------
Net unrealized investment gains (losses)..............  1,480   (1,837)   (358)
                                                       ------  -------  ------
Foreign currency translation adjustments arising
 during the year......................................     (6)      50    (115)
Reclassification adjustment for sale of investment in
 foreign operation....................................    --       --        2
                                                       ------  -------  ------
Foreign currency translation adjustment...............     (6)      50    (113)
                                                       ------  -------  ------
Minimum pension liability adjustment..................     (9)      (7)    (12)
                                                       ------  -------  ------
Other comprehensive income (loss)..................... $1,465  $(1,794) $ (483)
                                                       ======  =======  ======

17. Business Segment Information

  The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Individual Business, Institutional Business, Reinsurance, Auto & Home, Asset Management and International. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

  Individual Business offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Institutional Business offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance such as short and long-term disability, long-term care and dental insurance and other insurance products and services. Reinsurance provides life reinsurance and international life and disability on a direct and reinsurance basis. Auto & Home provides insurance coverages including private passenger automobile, homeowners and personal excess liability insurance. Asset Management provides a broad variety of asset management products and services to individuals and institutions. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Set forth in the tables below is certain financial information with respect to the Company's operating segments for the years ended December 31, 2000, 1999 and 1998. The accounting policies of the segments are the same as those described in the summary of significant accounting policies, except for the method of capital allocation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon income or loss from operations before provision for income taxes and non-recurring items (e.g. items of unusual or infrequent nature). The Company allocates non-recurring items (primarily consisting of sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products and demutualization costs) and, prior to its sale in 1998, the results of MetLife Capital Holdings, Inc., to the Corporate segment.

At or for the
year ended
December 31,                                           Auto &    Asset                            Consolidation/
2000              Individual Institutional Reinsurance  Home   Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------  ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
                                                                                         $
Premiums........   $  4,673     $ 6,900      $1,396    $2,636     $--        $  660          --      $    (2)    $ 16,263
Universal life
 and investment-
 type product
 policy fees....      1,221         547         --        --       --            53          --           (1)       1,820
Net investment
 income.........      6,475       3,959         368       194       90          254          678        (245)      11,773
Other revenues..        838         673          29        40      760            9          150         (37)       2,462
Net investment
 gains (losses).        227        (475)         (2)      (20)     --            18         (228)         62         (418)
Policyholder
 benefits and
 claims.........      5,054       8,178       1,045     2,005      --           562           91         --        16,935
Interest
 credited to
 policyholder
 account
 balances.......      1,680       1,090         109       --       --            56          --          --         2,935
Policyholder
 dividends......      1,742         124          15       --       --            32          --          --         1,913
Payments to
 former Canadian
 policyholders..        --          --          --        --       --           327          --          --           327
Demutualization
 costs..........        --          --          --        --       --           --           230         --           230
Other expenses..      3,511       1,753         506       827      784          292          687        (226)       8,134
Income (loss)
 before
 provision for
 income taxes...      1,447         459         116        18       66         (275)        (408)          3        1,426
Net income
 (loss).........        920         307          68        30       34         (285)        (150)         25          949
Total assets....    132,433      90,279       6,503     4,511      418        5,119       18,788      (3,559)     254,492
Deferred policy
 acquisition
 costs..........      8,610         446         910       176      --           354            1         --        10,497
Separate account
 assets.........     34,860      33,918          28       --       --         1,491          --          (47)      70,250
Policyholder
 liabilities....     84,049      50,223       4,984     2,559      --         2,435           64        (989)     143,325
Separate account
 liabilities....     34,860      33,918          28       --       --         1,491          --          (47)      70,250

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

At or for the
year ended
December 31,                                           Auto &   Asset                            Consolidation/
1999              Individual Institutional Reinsurance  Home  Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------ ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
Premiums........   $ 4,289      $ 5,525       $--      $1,751   $  --       $  523      $  --       $   --      $ 12,088
Universal life
 and investment-
 type product
 policy fees....       888          502        --         --       --           43         --           --         1,433
Net investment
 income.........     5,346        3,755        --         103       80         206         605         (279)       9,816
Other revenues..       558          629        --          21      803          12          59           72        2,154
Net realized
 investment
 (losses) gains.       (14)         (31)       --           1      --            1         (41)          14          (70)
Policyholder
 benefits and
 claims.........     4,625        6,712        --       1,301      --          458         --             4       13,100
Interest
 credited to
 policyholder
 account
 balances.......     1,359        1,030        --         --       --           52         --           --         2,441
Policyholder
 dividends......     1,509          159        --         --       --           22         --           --         1,690
Demutualization
 costs..........       --           --         --         --       --          --          260          --           260
Other expenses..     2,719        1,589        --         514      795         248       1,031         (141)       6,755
Income (loss)
 before
 provision for
 income taxes...       855          890        --          61       88           5        (668)         (56)       1,175
Net income
 (loss).........       555          567        --          56       51          21        (583)         (50)         617
Total assets....   109,401       88,127        --       4,443    1,036       4,381      20,499       (2,655)     225,232
Deferred policy
 acquisition
 costs..........     8,228          364        --         167      --          311         --           --         9,070
Separate account
 assets.........    28,828       35,236        --         --       --          877         --           --        64,941
Policyholder
 liabilities....    72,956       47,781        --       2,318      --        2,187           6         (293)     124,955
Separate account
 liabilities....    28,828       35,236        --         --       --          877         --           --        64,941

At or for the
year ended
December 31,                                           Auto &   Asset                            Consolidation/
1998              Individual Institutional Reinsurance  Home  Management International Corporate  Elimination    Total
-------------     ---------- ------------- ----------- ------ ---------- ------------- --------- -------------- --------
                                                          (Dollars in millions)
Premiums........   $  4,323     $ 5,159       $--      $1,403   $  --       $  618      $   --      $   --      $ 11,503
Universal life
 and investment-
 type product
 policy fees....        817         475        --         --       --           68          --          --         1,360
Net investment
 income.........      5,480       3,885        --          81       75         343          682        (318)      10,228
Other revenues..        474         575        --          36      817          33          111         (52)       1,994
Net realized
 investment
 gains..........        659         557        --         122      --          117          679        (113)       2,021
Policyholder
 benefits and
 claims.........      4,606       6,416        --       1,029      --          597          (10)        --        12,638
Interest
 credited to
 policyholder
 account
 balances.......      1,423       1,199        --         --       --           89          --          --         2,711
Policyholder
 dividends......      1,445         142        --         --       --           64          --          --         1,651
Demutualization
 costs..........        --          --         --         --       --          --             6         --             6
Other expenses..      2,577       1,613        --         386      799         352        2,601        (309)       8,019
Income (loss)
 before
 provision for
 income taxes...      1,702       1,281        --         227       93          77       (1,125)       (174)       2,081
Net income
 (loss).........      1,069         846        --         161       49          56         (695)       (143)       1,343
Total assets....    103,614      88,741        --       2,763    1,164       3,432       20,852      (5,220)     215,346
Deferred policy
 acquisition
 costs..........      6,386         354        --          57      --          231          --          --         7,028
Separate account
 assets.........     23,013      35,029        --         --       --           26          --          --        58,068
Policyholder
 liabilities....     71,571      49,406        --       1,477      --        2,043            1        (295)     124,203
Separate account
 liabilities....     23,013      35,029        --         --       --           26          --          --        58,068

  The Individual Business segment included an equity ownership interest in Nvest under the equity method of accounting. Nvest was included within the Asset Management segment due to the types of products and strategies employed by the entity. The Individual Business segment's equity in earnings of Nvest, which is included in net investment income, was $30 million, $48 million and $49 million for the years ended December 31, 2000, 1999 and 1998, respectively. The Individual Business segment includes $538 million (after allocating $118 million to participating

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contracts) of the gain on the sale of Nvest in 2000. As part of the GenAmerica acquisition, the Company acquired General American Life Insurance Company, the results of which are included primarily in the Individual Business segment.

  The Reinsurance segment includes the life reinsurance business of RGA, acquired in 2000, combined with Exeter, an ancillary life reinsurance business of the Company. Effective October 31, 2000, the Company sold Exeter to its parent, MetLife, Inc. Exeter has been reported as a component of the Individual Business segment rather than as a separate segment for periods prior to January 1, 2000 due to its immateriality.

  The Auto & Home segment includes the standard personal lines property and casualty insurance operations of The St. Paul Companies which were acquired in September, 1999.

  As part of the GenAmerica acquisition, the Company acquired Conning, the results of which are included in the Asset Management segment.

  The International segment includes a $87 million gain resulting from the sale of a substantial portion of the Company's Canadian operations in 1998.

  The Corporate segment includes a $433 million gain resulting from the sale of MetLife Capital Holdings, Inc. in 1998.

  Net investment income and net investment gains and losses are based upon the actual results of each segment's specifically identifiable asset portfolio. Other costs and operating costs were allocated to each of the segments based upon: (1) a review of the nature of such costs, (2) time studies analyzing the amount of employee compensation costs incurred by each segment and (3) cost estimates included in the Company's product pricing.

  The consolidation/elimination column includes the elimination of all intersegment amounts and the Individual Business segment's ownership interest in Nvest. The principal component of the intersegment amounts related to intersegment loans, which bore interest at rates commensurate with related borrowings.

  Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $30,906 million, $24,637 million and $25,643 million for the years ended December 31, 2000, 1999 and 1998, respectively, which represented 97%, 97% and 95%, respectively, of consolidated revenues.

                       THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:

     Statement of Assets and Liabilities as of December 31, 2000.

     Statement of Operations for the year ended December 31, 2000.

     Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:

     Consolidated Balance Sheets as of December 31, 2000 and 1999.

     Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

     Consolidated Statements of Equity for the years ended December 31, 2000, 1999 and 1998.

     Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999, and 1998.

     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of Board of Directors of New England Mutual Life Insurance Company authorizing the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting the Registrant as a separate account are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                     III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

(7)  None

(8) (i) Administrative Services Agreement is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on
     August 30, 1996.

     (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iv) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                     III-3

     (v) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed April 6, 2000.

     (vi) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed January 19, 2001.

     (vii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., New England Securities Corporation and New England Life Insurance Company (to be filed by amendment).

     (viii) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, New England Securities Corporation and New England Life Insurance Company (to be filed by amendment).

(9)  Opinion and consent of Christopher P. Nicholas, Esq. filed herewith.

(10) (i) Consent of Deloitte & Touche LLP filed herewith.

     (ii) Consent of Sutherland Asbill and Brennan LLP filed herewith.


(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(14) Metropolitan Life Insurance Company. Powers of Attorney are incorporated herein by reference to the Registration Statement of The New England Variable Account on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole, Jr. and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement of The New England Variable Account on Form N-4 (File No. 333-11131) filed on April 30, 1997; Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed on April 3, 1998; William C. Steere, Jr. whose power of attorney was filed with Post-Effective Amendment No. 8 to the Registration Statement of Metropolitan Life Separate Account UL on Form S-6 (File No. 33-57320) filed on April 23, 1999; Virginia M. Wilson whose power of attorney was filed with Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-80547) filed on November 1, 1999; and John C. Danforth whose power of attorney was filed with Post-Effective Amendment No. 27 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed on April 3, 2001.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Curtis H. Barnette     Chairman Emeritus                          Director
                       Bethlehem Steel Corporation
                       1170 Eighth Avenue
                       Martin Tower 101
                       Bethlehem, PA  18016-7699

                                     III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Robert H. Benmosche    Chairman of the Board, President,  Chairman of the Board,
                       Chief Executive Officer and                President,
                       Director                                Chief Executive
                       MetLife, Inc. and                         Officer and
                       Metropolitan Life Insurance                 Director
                       Company
                       One Madison Avenue
                       New York, NY 10010

Gerald Clark           Vice-Chairman of the Board,          Vice-Chairman of the
                       Chief Investment Officer and              Board, Chief
                       Director                              Investment Officer
                       MetLife, Inc. and                        and Director
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010

Joan Ganz Cooney       Chairman, Executive Committee               Director
                       Sesame Workshop
                       One Lincoln Plaza
                       New York, NY  10023

John C. Danforth       Partner                                     Director
                       Bryan Cave LLP,
                       One Metropolitan Square
                       211 North Broadway, Suite 3600
                       St. Louis, MO 63102


Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       Nellcor Puritan Bennett
                       P.O. Box 208
                       Pauma Valley, CA 92061

James R. Houghton      Chairman of the Board Emeritus              Director
                       and Director
                       Corning Incorporated
                       80 East Market Street, 2nd Floor
                       Corning, NY  14830

Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY   10010

                                     III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom LLP
                       Four Times Square
                       New York, NY   10036

Charles M. Leighton    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       CML Group, Inc.
                       P.O. Box 247
                       Bolton, MA  01740

Stewart G. Nagler      Vice-Chairman of the Board              Vice-Chairman of
                       Chief Financial Officer and             the Board, Chief
                       Director                               Financial Officer
                       MetLife, Inc. and                         and Director
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010

John J. Phelan, Jr.    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       New York Stock Exchange, Inc.
                       P.O. Box 524
                       Locust Valley, NY   11560

Hugh B. Price          President and Chief Executive               Director
                       Officer
                       National Urban League, Inc.
                       120 Wall Street, 7th & 8th Floors
                       New York, NY   10005

Ruth J. Simmons, Ph.D. President                                   Director
                       Smith College
                       College Hall 20
                       North Hampton, MA  01063

                                     III-6

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


William C. Steere, Jr. Chairman of the Board                       Director
                       Pfizer, Inc.
                       235 East 42nd Street
                       New York, NY   10016

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.


Name                             Position with Metropolitan Life
Gary A. Beller                   Senior Executive Vice-President and General
                                 Counsel

Robert H. Benmosche              Chairman of the Board, President, Chief
                                 Executive Officer and Director

James M. Benson                  President, Individual Business; Chairman
                                 of the Board, Chief Executive Officer
                                 and President, New England Life Insurance
                                 Company

Gwenn L. Carr                    Vice-President and Secretary

Daniel J. Cavanagh               Executive Vice-President

Gerald Clark                     Vice-Chairman of the Board, Chief
                                 Investment Officer and Director

C. Robert Henrikson              President, Institutional Business

Jeffrey J. Hodgman               Executive Vice-President

Kernan F. King                   Executive Vice-President

Leland Launer                    Senior Vice-President and Treasurer

Terence I. Lennon                Executive Vice-President

David A Levene                   Executive Vice-President

Stewart C. Nagler                Vice-Chairman of the Board, Chief
                                 Financial Officer and Director

Catherine A. Rein                Senior Executive Vice-President; President
                                 and Chief Executive Officer of Metropolitan
                                 Property and Casualty Insurance Company

Stanley J. Talbi                 Senior Vice-President and Chief Actuary
William J. Toppeta               President, Client Services and Chief
                                 Administrative Officer
John H. Tweedie                  Senior Executive Vice-President
Lisa M. Weber                    Executive Vice-President
Judy E. Weiss                    Executive Vice-President
Virginia M. Wilson               Senior Vice-President and Controller


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.

                                     III-7

ORGANIZATIONAL STRUCTURE OF Metropolitan Life Insurance Company AND SUBSIDIARIES
                             AS OF December 31, 2000

Metropolitan Life Insurance Company ("Metropolitan") is a wholly-owned subsidiary of MetLife, Inc, a publicly-traded company. The following is a list of subsidiaries of Metropolitan updated as of December 31, 2000. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (DE)

     1.   Metropolitan Property and Casualty Insurance Company (RI)

          a.   Metropolitan Group Property and Casualty Insurance Company (RI)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (United
                    Kingdom)

          b.   Metropolitan Casualty Insurance Company (RI)

          c.   Metropolitan General Insurance Company (RI)

          d.   Metropolitan Direct Property and Casualty Insurance Company (GA)

          e.   MetLife Auto & Home Insurance Agency, Inc. (RI)

          f.   Metropolitan Lloyds, Inc. (TX)

          g.   Met P&C Managing General Agency, Inc. (TX)

          h.   Economy Fire & Casualty Company (RI)

               i.   Economy Preferred Insurance Company (RI)

               ii.  Economy Premier Assurance Company (RI)

          i. American Horizon Holdings Inc. (DE) 29.41% of the shares of American Horizon Holdings Inc. are held by Metropolitan Property and Casualty Insurance Company and 29.41% are held by Conning & Company.

                         i  American Horizon Services, Inc. (DE)

                         ii American Horizon Property & Casualty Insurance
                                  Company. (IL)

                              (1.) Texas American Horizon Insurance Services
                                   Agency, Inc. (TX)

                         iii  American Horizon Insurance Company (AZ)

                               (1.) American Horizon General Agency, Inc. (FL)

                         iv   American Insurance Company of New York (NY)



     2.   Metropolitan Insurance and Annuity Company (DE)

          a.   MetLife Europe I, Inc. (DE)

          b.   MetLife Europe II, Inc. (DE)

          c.   MetLife Europe III, Inc. (DE)

          d.   MetLife Europe IV, Inc. (DE)

          e.   MetLife Europe V, Inc. (DE)

     3.   MetLife General Insurance Agency, Inc. (DE)

          a.   MetLife General Insurance Agency of Alabama, Inc. (AL)

          b.   MetLife General Insurance Agency of Kentucky, Inc. (KY)

          c.   MetLife General Insurance Agency of Mississippi, Inc. (MS)

          d.   MetLife General Insurance Agency of Texas, Inc. (TX)

          e.   MetLife General Insurance Agency of North Carolina, Inc. (NC)


          f.   MetLife General Insurance Agency of Massachusetts, Inc. (MA)

     4.   Metropolitan Asset Management Corporation (DE)

          a. MetLife Capital, Limited Partnership (DE). Partnership interests in MetLife Capital, Limited Partnership are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

          b. MetLife Capital Credit L.P. (DE). Partnership interests in MetLife Capital Credit L.P. are Limited Partnership held by Metropolitan (90%) and General Partnership by Metropolitan Asset Management Corporation (10%).

               1.   MetLife Capital CFLI Holdings, LLC (DE)

                    a.   MetLife Capital CFLI Leasing, LLC (DE)

          c. MetLife Financial Acceptance Corporation (DE). Metropolitan Asset Management Co. Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the non voting common stock of MetLife Financial Acceptance Corporation.

          d. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          e. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

          f. MetLife Investments, S.A. (Argentina) 23rd Street Investment, Inc. holds one share of MetLife Investments, S.A.

     5.   SSRM Holdings, Inc. (DE)

          a. State Street Research & Management Company (DE) is the sub-investment manager for the State Street Research Aggressive Growth Portfolio, State Street Research Diversified Portfolio, State Street Research Growth Portfolio, State Street Research Income Portfolio and State Street Research Aurora Small Cap Value Portfolio of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc. (MA)

          b.   SSR Realty Advisors, Inc. (DE)

               i.   Metric Management Inc. (DE)

               ii.  Metric Property Management, Inc. (DE)

                    1. Metric Realty (DE). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                    2. Metric Colorado, Inc. (CO). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (CA)

               iv.  Metric Assignor, Inc. (CA)

               v.   SSR AV, Inc. (DE)

     6.   MetLife Holdings, Inc. (DE)

          a.   MetLife Funding, Inc. (DE)

          b.   MetLife Credit Corp. (DE)


     7.   Metropolitan Tower Realty Company, Inc. (DE)

     8.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)

          b.   Security First Insurance Agency, Inc. (MA)

          c.   Security First Insurance Agency, Inc. (NV)

          d.   Security First Group of Ohio, Inc. (OH)

          e.   MetLife Distributors, Inc. (DE)

          f.   Met Investment Advisory Corp. (DE)

          g.   Security First Financial Agency, Inc. (TX)

     9.   MetLife (India) Private Ltd. (India)

    10.   Metlife CC Holding Company (DE)

          a. Conning Corporation (MO) 39.6% of the voting shares of Conning Corporation are held by MetLife CC Holding Company and 60.4% are held by Gen Am Holding Company.

               i.   Conning, Inc. (DE)

                    (1.) Conning & Company (CT)

                    (a)  Conning Asset Management Company (MO)



     11.  VirtualFinances.com, Inc. (DE)

B.   Metropolitan Tower Life Insurance Company (DE)

C.   MetLife Security Insurance Company of Louisiana (LA)

D.   MetLife Texas Holdings, Inc. (DE)

          1.   Texas Life Insurance Company (TX)

               a.   Texas Life Agency Services, Inc. (TX)

               b.   Texas Life Agency Services of Kansas, Inc. (KS)

E.   MetLife Securities, Inc. (DE)

F.   23rd Street Investments, Inc. (DE)

          1. Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR. 23rd Street Investments, Inc. is a 1% general partner.

          2. Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

               a.   Coating Technologies International, Inc (DE).

G. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

          1.   Seguros Genesis, S.A. (Spain)

          2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

H.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

I.   Metropolitan Life Seguros de Vida S.A. (Argentina)

J.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

K.   MetLife Holdings Luxembourg S.A. (Luxembourg)

L.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

M.   MetLife International Holdings, Inc. (DE)

          1.   MetLife Insurance Company of the Philippines, Inc. (Philippines).
          2.   Natiloportem Holdings, Inc. (DE)
                    a. Servicios Adminstrativos Gen, S.A. de C.V. One share of Servicios Adminstrativos Gen, S.A. de C.V. is held by a nominee of Natiloportem Holdings, Inc.

N.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

O.   Metropolitan Marine Way Investments Limited (Canada)

P. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (94.3%) and by an entity (5.7%) unaffiliated with Metropolitan.

Q. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20%.

R.   Metropolitan Life Seguros de Vida S.A. (Uruguay).

S.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)


T.   Hyatt Legal Plans, Inc. (DE)

          1.   Hyatt Legal Plans of Florida, Inc. (FL)

U. One Madison Merchandising L.L.C. (CT) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows:
     Metropolitan Life Insurance Company owns 99% and Metropolitan Tower Corp. owns 1%.

V.   Metropolitan Realty Management, Inc. (DE)

          1.   Edison Supply and Distribution, Inc. (DE)

          2.   Cross & Brown Company (NY)

               a.   CBNJ, Inc. (NJ)

W.   MetPark Funding, Inc. (DE)

X.   Transmountain Land & Livestock Company (MT)

Y.   MetLife Trust Company, National Association. (United States)


Z. Benefit Services Corporation (GA)

A.A. G.A. Holding Corporation (MA)

A.B. CRH., Co, Inc. (MA)

A.C. 334 Madison Euro Investments, Inc. (DE)

          1. Park Twenty Three Investments Company (United Kingdom) 1% Voting Control of Park Twenty Three Investment Company is held by St. James Fleet Investments Two Limited

               a. Convent Station Euro Investments Four Company (United Kingdom) 1% voting control of Convent Station Euro Investments Four Company (United Kingdom) is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

A.D. L/C Development Corporation (CA)

A.E. One Madison Investments (Cayco) Limited (Cayman Islands). 1% Voting
     Control of One Madison Investment (Cayco) Limited is held by Convent Station Euro Investments Four Company.

A.F. New England Portfolio Advisors, Inc. (MA)

A.G. CRB Co., Inc. (MA). (AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.)


A.H. St. James Fleet Investments Two Limited (Cayman Islands). Metropolitan
     Life Insurance Company owns 34% of St. James Fleet Investments Two
          Limited.

A.I. MetLife New England Holdings, Inc. (DE)

          1.   Fulcrum Financial Advisors, Inc. (MA)

          2.   New England Life Insurance Company (MA)

               a.   New England Life Holdings, Inc. (DE)

                    i.   New England Securities Corporation (MA)

                         (1)  Hereford Insurance Agency, Inc. (MA)

                         (2)  Hereford Insurance Agency of Alabama, Inc. (AL)

                         (3)  Hereford Insurance Agency of Idaho, Inc. (ID)

                         (4)  Hereford Insurance Agency of Minnesota, Inc. (MN)

                         (5)  Hereford Insurance Agency of New Mexico, Inc. (NM)

                         (6)  Hereford Insurance Agency of Wyoming, Inc. (WY)

                         (7)  Hereford Insurance Agency of Hawaii, Inc. (HI)

                    ii. N.L. Holding Corp. (DEL) (NY)

                         (1)  Nathan & Lewis Securities, Inc. (NY)

                         (2)  Nathan & Lewis Associates, Inc. (NY)

                              (a)  Nathan and Lewis Insurance Agency of
                                   Massachusetts, Inc. (MA)

                              (b)  Nathan and Lewis Associates of Texas, Inc.
                                   (TX)

                         (3)  Nathan & Lewis Associates-Arizona, Inc. (AZ)

                         (4)  Nathan & Lewis of Nevada, Inc. (NV)

                    iii.  New England Investment Management Inc.

               b.  Omega Reinsurance Corporation (AZ)

               c.   New England Pension and Annuity Company (DE)

               d.   Newbury Insurance Company, Limited (Bermuda)

      3.   Nvest Corporation (MA)


A.J. GenAmerica Financial Corporation (MO)

               1.   General American Life Insurance Company (MO)

                    a.   Paragon Life Insurance Company (MO)

                    b.   Security Equity Life Insurance Company (NY)

                    c.   Cova Corporation (MO)

                         i.   Cova Financial Services Life Insurance Company
                              (MO)

                              (1)  Cova Financial Life Insurance Company (CA)

                              (2)  First Cova Life Insurance Company (NY)

                         ii.  Cova Life Management Company (DE)

                              (1)  Cova Investment Advisory Corporation (IL)

                              (2)  Cova Investment Allocation Corporation (IL)


                              (3)  Cova Life Sales Company (DE)

                              (4)  Cova Life Administration Services Company
                                   (IL)

                    d.   General Life Insurance Company (TX)

                         i.   General Life Insurance Company of America (IL)

                    e.   Equity Intermediary Company (MO)

                         i. Reinsurance Group of America, Incorporated. (MO) 9.6% of the voting shares of Reinsurance Group of America, Incorporated is held directly by Metropolitan Life Insurance Company. 48.3% is held by Equity Intermediary Company.

                              (1)  Reinsurance Company of Missouri Incorporated
                                   (MO)

                                   a.   RGA Reinsurance Company (MO)

                                      i. Fairfield Management Group, Inc. (MO)

                                          (1) Reinsurance Partners, Inc. (MO)

                                          (2) Great Rivers Reinsurance
                                               Management, Inc. (MO)

                                          (3) RGA (U.K.) Underwriting Agency
                                               Limited (United Kingdom)

                              (2) Triad Re, Ltd. (Barbados) Reinsurance Group of America, Incorporated owns 100% of the preferred stock of Triad RE, Ltd. and 67% of the common stock.

                              (3)  RGA Americas Reinsurance Company, Ltd.
                                   (Barbados)

                              (4)  RGA Reinsurance Company (Barbados) Ltd.
                                   (Barbados)

                                   a. RGA Financial Group, L.L.C. (DE) 80% of
                                      RGA Financial Group, L.L.C. is owned by
                                      RGA Reinsurance Company (Barbados) Ltd.
                                      (Barbados)

                              (5)  RGA International Ltd. (Canada)

                                   a.  RGA Financial Products Limited (Canada)

                                   b.  RGA Canada Management Company, Ltd.
                                       Canada)

                                        i.  RGA Life Reinsurance Company of
                                             Canada (Canada)

                              (6)  Benefit Resource Life Insurance Company
                                   (Bermuda) Ltd. (Bermuda)

                              (7)  RGA Holdings Limited (United Kingdom)

                                   a.  RGA Managing Agency Limited (United
                                        Kingdom)

                                   b.  RGA Capital Limited (United Kingdom)

                                   c.  RGA Reinsurance (UK) Limited (United
                                       Kingdom)

                              (8) RGA South African Holdings (Pty) Ltd. (South Africa)

                                   a.  RGA Reinsurance Company of South Africa
                                        Limited (South Africa)

                              (9)  RGA Australian Holdings Pty Limited
                                   (Australia)

                                   a.  RGA Reinsurance Company of Australia
                                        Limited (Australia)

                              (10) General American Argentina Seguros de Vida,
                                   S.A. (Argentina)

                              (11) RGA Argentina, S.A. (Argentina)

                              (12) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (13) Malaysia Life Reinsurance Group Berhad.
                                   (Malaysia) Reinsurance Group of America,
                                   Incorporated owns 30% of Malaysia Life
                                   Reinsurance Group Berhad.


                    f.   GenAm Holding Company (DE)

                         i.   Krisman, Inc. (MO)

                         ii.  Genelco Asia Pacifica Limited (Hong Kong)

                         iii. Genelco de Mexico S.A. de C.V. (Mexico) 99% of the
                              shares of Genelco de Mexico S.A. de C.V. are held by Krisman, Inc. and 1% is held by General American Life Insurance Company.

                         iv.  White Oak Royalty Company (OK)

                         v.   GM Marketing Incorporated (MO)

                              (a)  Stan Mintz Associates, Inc. (WI)

                              (b) GenMark Insurance Agency of Massachusetts, Inc. (MA)

                              (c)  GenMark Insurance Agency of Ohio, Inc. (OH)

                              (d)  GenMark Insurance Agency of Texas, Inc. (TX)


                    g.   John S. McSwaney & Asscoiates, Inc. (ND)

2.   Collaborative Strategies, Inc. (MO)

3.   Missouri Reinsurance (Barbados) Inc. (Barbados)

4.   GenAmerica Capital I (DE)


5. GenAmerica Management Corporation (MO) 22.5% of the voting shares of the GenAmerica Management Corporation are owned by General American Life Insurance Company and 10% of the voting shares of the GenAmerica Management Corporation are owned by A.G. Edwards. 67% of the common stock is owned by GenAmerica Financial Corporation.

6.   Walnut Street Securities, Inc. (MO)

     a.   WSS Insurance Agency of Alabama, Inc. (AL)

     b.   WSS Insurance Agency of Massachusetts, Inc. (MA)

     c.   WSS Insurance Agency of Nevada, Inc. (NV)

     d.   WSS Insurance Agency of Ohio, Inc. (OH)

     e.   WSS Insurance Agency of Texas, Inc. (TX)

     f.   Walnut Street Advisers, Inc. (MO)

7.   General American Distributors, Inc. (MO)


A.K. Metropolitan Life Ubezpieczen na Zycie S.A. (Poland)


A.L. MetLife Central European Services Spolka z Organiczona odpowiedzialmoscia
     (Poland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

     In addition to the entities shown on the organizational chart, Metropolitan (or where indicated, a subsidiary) also owns interests in the following entities:

          1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan-owned facilities and airplanes. It is not engaged in any business.

          2) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

          3) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

          4) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

          5) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP.
     (DEL), an indirect wholly owned subsidiary of Metropolitan.

          6) 100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          7) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

          8) New England Securities Corporation owns 100% of the non-voting preferred stock of Hereford Insurance Agency of Ohio, Inc., an insurance agency. 100% of the voting common stock of this company is held by an officer who has agreed to vote such shares at the direction of New England Securities Corporation, an indirect wholly owned subsidiary of Metropolitan.

          9) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBISIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS

As of March 31, 2001, there were 19,571 owners of tax-qualified Contracts and 10,941 owners of non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan Life of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Zenith Fund
         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                     III-8

        Name              Principal and Offices with          Positions and Offices
                             Principal Underwriter                with Depositor

Thomas W. McConnell*      Chairman of the Board of Directors,          None
                          President, Chief Executive Officer
                          and Director
Steven J. Brash***        Assistant Treasurer                          None
Mary M. Diggins**         Vice President, General Counsel,             None
                          Secretary and Clerk
Johannes Etwaroo*         Vice President of Operations                 None
Thom A. Faria**           Director                                     None
Anne M. Goggin**          Director                                Chief Counsel-
                                                                Individual Business
Gregory M. Harrison***    Assistant Treasurer                          None
Laura A. Hutner*          Vice President                               None
Mitchell A. Karman**      Vice President                               None
Rebecca Kovatch*          Field Vice President                         None
Joanne Logue**            Vice President                               None
Genevieve Martin*         Field Vice President                         None
John Peruzzi*             Assistant Vice President and                 None
                          Controller
Robert F. Regan**         Vice President                               None
Jonathan M. Rozek*        Vice President                               None
Michael E. Toland*        Vice President, Chief Compliance             None
                          Officer, Chief Financial Officer,
                          Treasurer, Assistant Secretary and
                          Assistant Clerk

Principal Business Address: *399 Boylston Street, Boston, MA 02116
                            **501 Boylston Street, Boston, MA 02116
                            ***MetLife - One Madison Avenue, New York,  NY 10010

(c)

         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities       $1,611,358.39         0              0              0
    Corporation

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                     III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b)  New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts 02116

    (c)  State Street Bank and Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

    (d)  New England Securities Corporation
         399 Boylston Street
         Boston, Massachusetts  02116

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 26th day of April, 2001.

                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY



                               BY: /s/ Gary A. Beller, Esq.
                                   -------------------------
                                   Gary A. Beller, Esq.
                                   Senior Executive Vice President
                                   and General Counsel


Attest:    /s/ Cheryl D. Martino
           ---------------------
           Cheryl D. Martino
           Assistant Secretary

                                     III-12

                                  SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to be signed on its behalf, in the City of New York, and the State of New York on the 26th day of April, 2001.

                                   METROPOLITAN LIFE INSURANCE COMPANY



                                   BY: /s/ Gary A. Beller, Esq.
                                       -----------------------
                                       Gary A. Beller, Esq.
                                       Senior Executive Vice President
                                       and General Counsel


Attest:  /s/ Cheryl D. Martino
         ---------------------
         Cheryl D. Martino
         Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated on April 26, 2001.


      SIGNATURE                        Title
      ---------                        -----

          *                  Chairman of the Board, President
--------------------------     and Chief Executive Officer
  ROBERT H. BENMOSCHE

          *                     Vice-Chairman of the Board,
--------------------------   Chief Financial Officer (Principal
  STEWART G. NAGLER            Financial Officer) and Director


          *                  Senior Vice President and Controller
--------------------------      (Principal Accounting Officer)
  VIRGINIA M. WILSON


          *                                Director
--------------------------
  CURTIS H. BARNETTE

                                     III-13

       SIGNATURE                       Title
       ---------                       -----

        *                      Vice Chairman of the Board and
--------------------------       Chief Investment Officer
   GERALD CLARK


        *                             Director
--------------------------
   JOAN GANZ COONEY


        *                             Director
--------------------------
   JOHN C. DANFORTH


        *                             Director
--------------------------
   BURTON A. DOLE, JR.


        *                             Director
--------------------------
   JAMES R. HOUGHTON


        *                             Director
--------------------------
   HARRY P. KAMEN


        *                             Director
--------------------------
   HELENE L. KAPLAN


        *                             Director
--------------------------
   CHARLES M. LEIGHTON


        *                             Director
--------------------------
   JOHN J. PHELAN, JR.



        *                             Director
--------------------------
   HUGH B. PRICE


                                     III-14

       SIGNATURE                       Title
       ---------                       -----


        *                             Director
--------------------------
   RUTH J. SIMMONS, Ph.D.

        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.



 /s/  CHRISTOPHER P. NICHOLAS
-----------------------------

 CHRISTOPHER P. NICHOLAS, ESQ.
 ATTORNEY-IN-FACT
 April 26, 2001


* Metropolitan Life Insurance Company. Executed by Christopher P. Nicholas, Esq. on behalf of those indicated pursuant to Powers of Attorney which are incorporated herein by reference and were filed with the Registration Statement of The New England Variable Account on Form N-4 (No. 333-11131) filed on August 30, 1996, except for Gerald Clark, Burton A. Dole, Jr. and Charles M. Leighton whose powers of attorney were filed with Post-Effective Amendment No. 1 to the Registration Statement of The New England Variable Account on Form N-4 (File No. 333-11131) on April 30, 1997; Robert H. Benmosche and Stewart G. Nagler whose powers of attorney were filed with Post-Effective Amendment No. 23 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed April 3, 1998; William C. Steere, Jr. whose power of attorney was filed with Post-Effective Amendment No. 8 to the Registration Statement of Metropolitan Life Separate Account UL on Form S-6 (File No. 33-57320) filed April 23, 1999; Virginia M. Wilson whose power of attorney was filed with Pre-Effective Amendment No. 2 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-80547) filed November 1, 1999; and John C. Danforth whose power of attorney was filed with Post-Effective Amendment No. 27 to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 2-90380) filed on April 3, 2001.

                                     III-15

                                 EXHIBIT INDEX

(9)      Opinion and Consent of Christopher P. Nicholas, Esq.

(10)(i)  Consent of Deloitte & Touche LLP.

10 (ii)  Consent of Sutherland Asbil and Brennan LLP.